As filed with the Securities and Exchange Commission on April 30, 2019

Registration Nos. 333-08543

811-07717

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-3

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 34	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 35	☒

(Check appropriate box or boxes.)

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

(Exact Name of Registrant as Specified in Charter)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

440 MAMARONECK AVENUE

HARRISON, NY 10528

(Address of Insurance Company’s Principal Executive Offices)

(914) 627-3000

(Insurance Company’s Telephone Number, including Area Code)

Alison Ryan, Esquire

Brian Stallworth, Esquire

Transamerica Financial Life Insurance Company

c/o Office of the General Counsel

440 Mamaroneck Avenue

Harrison, NY 10528

(Name and Address of Agent for Service)

Copy to:

Alison Ryan, Esquire

Brian Stallworth, Esquire

Transamerica Retirement Solutions

1801 California Street, Suite 5200

Denver, CO 80202

It is proposed that this filing will become effective on May 1, 2019, pursuant to paragraph (b) of Rule 485.

Prospectus

TRANSAMERICA VARIABLE FUNDS

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

GROUP VARIABLE ANNUITY CONTRACTS

Sections 401(a), 401(k), 403(b), 408(IRA), 457 and NQDC

Issued By

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY (“TFLIC”)

440 Mamaroneck Avenue, Harrison, New York 10528; (800) 755-5801

This prospectus describes group variable annuity contracts (“Contracts”) that are designed and offered as funding vehicles for retirement plans maintained by state educational organizations, certain tax-exempt organizations, IRA contractholders, and taxed organizations in the case of the Section 401(a) and/or Section 401(k) contracts and corporate nonqualified deferred compensation contracts.

Participants may allocate amounts contributed and remitted to TFLIC on their behalf under the Contracts (“purchase payments”) to one of two segregated investment accounts of TFLIC: the Transamerica Variable Funds and the Transamerica Asset Allocation Variable Funds.

Participants may allocate purchase payments directed to the Transamerica Variable Funds Account to subaccounts that invest in corresponding underlying mutual funds. Currently, twelve subaccounts are available: Government Money Market Subaccount, High Quality Bond Subaccount, Inflation-Protected Securities Subaccount, Intermediate Bond Subaccount, High Yield Bond Subaccount, Balanced II Subaccount, Large Value Opportunities Subaccount, Large Core Subaccount, Large Growth Subaccount, Small Cap Core Subaccount, International Equity Subaccount, and Calvert Subaccount. Each Subaccount, except the Calvert Subaccount, invests in a corresponding mutual fund that is a series of Transamerica Funds. The Calvert Subaccount invests only in the Calvert VP SRI Balanced Portfolio, a series of Calvert Variable Series, Inc.

Participants may allocate purchase payments directed to the Transamerica Asset Allocation Variable Funds Account to subaccounts that invest in combinations of subaccounts of the Transamerica Variable Funds Account. Currently, three subaccounts are available: Transamerica Asset Allocation — Short Horizon Subaccount, the Transamerica Asset Allocation — Intermediate Horizon Subaccount, and the Transamerica Asset Allocation — Intermediate/Long Horizon Subaccount.

To learn more about the Contracts, the segregated investment accounts and their underlying investments, you can obtain a copy of the accounts’ annual and semi-annual reports or a copy of the Statement of Additional Information (“SAI”) dated the date of this prospectus. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this prospectus by reference. The SAI’s table of contents can be found in this prospectus. You may obtain these documents from TFLIC without charge upon written request to the above address or by telephoning (800) 755-5801. You can also obtain copies of these documents from the Securities and Exchange Commission’s web site at: www.sec.gov.

This prospectus sets forth the basic information that you should know before investing. Please keep this prospectus for future reference.

We want to let you know that beginning January 1, 2021, we will no longer mail copies of shareholder reports for funds in your portfolio. This change is permitted by regulations adopted by the Securities and Exchange Commission. Instead, the reports will be made available on our website. We’ll let you know by mail each time a report is posted. The notification will have a URL for accessing the report.

If you’ve already elected to receive documents from us electronically, you’re not affected by this change. You’re already receiving an email with a link to the reports so there’s nothing you need to do.

You do have the option of continuing to receive paper copies of all future shareholder reports free of charge. If you’d like this option, give us a call at the number on your account statement, Monday through Thursday 8 – 6:30, or Friday 8 – 5:30 ET.

This prospectus does not constitute an offer to sell or a solicitation of an offer to buy the Contracts in any jurisdiction in which such may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

Neither the Securities and Exchange Commission, U.S. Commodity Futures Trading Commission, nor any State Securities Commission has approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

May 1, 2019

Glossary

The following is a glossary of key terms used in this Prospectus.

Accumulation Account: an account maintained for each Participant in which is recorded the number of Units held for his/her credit.

Accumulation Period: the accumulation period for each Participant is the period during which Purchase Payments may be made on his/her behalf. It begins when the Participant begins participation under the Plan and ends as of his/her Annuity Purchase Date, or earlier termination of his/her Accumulation Account.

Annuity Purchase Date: the date a Participant elects to purchase a Fixed Annuity.

Asset Allocation Funds Account: a segregated investment account of TFLIC which has been designated Transamerica Asset Allocation Variable Funds and to which Purchase Payments may be allocated.

Asset Allocation Funds Subaccounts: those Subaccounts of the Asset Allocation Funds Account that are made available under the Contracts.

Balanced II Fund: Transamerica Balanced II Fund, a series of Transamerica Funds.

Calvert Series: the Calvert VP SRI Balanced Portfolio, a series of Calvert Variable Series, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended.

Code: the Internal Revenue Code of 1986, as amended.

Contractholder: the individual employer, trust or association to which an annuity contract has been issued.

Contract Year: a period of 12 months measured from the date of the Contract issued to or adopted by the Contractholder, and anniversaries thereof.

Contracts: the group variable annuity contracts offered by TFLIC to Contractholders, as described in this Prospectus.

Intermediate Bond Fund: Transamerica Intermediate Bond Fund, a series of Transamerica Funds.

Fixed Annuity: an annuity with payments which remain fixed throughout the payment period and which do not reflect the investment experience of a separate account.

Funds: the series of Transamerica Funds described herein.

High Quality Bond Fund: Transamerica High Quality Bond Fund, a series of Transamerica Funds.

High Yield Bond Fund: Transamerica High Yield Bond Fund, a series of Transamerica Funds.

Inflation-Protected Securities Fund: Transamerica Inflation-Protected Securities Fund, a series of Transamerica Funds.

International Equity Fund: Transamerica International Equity Fund, a series of Transamerica Funds.

IRA: an Individual Retirement Account within the meaning of Section 408 or Section 408A of the Code.

Large Core Fund: Transamerica Large Core Fund, a series of Transamerica Funds.

Large Growth Fund: Transamerica Large Growth Fund, a series of Transamerica Funds.

Large Value Opportunities Fund: Transamerica Large Value Opportunities Fund, a series of Transamerica Funds.

Managing Board: the Managing Board of the Transamerica Asset Allocations Funds Account.

Government Money Market Fund: Transamerica Government Money Market Fund, a series of Transamerica Funds.

NQDC: Non-qualified deferred compensation arrangement available to taxed organizations only.

Participant: an employee participating under a Contract issued to or adopted by his/her employer or an individual participating under a Contract issued to an IRA Contractholder.

Plan: a retirement plan or program under which benefits are to be provided pursuant to a Contract described herein from amounts contributed by the Plan sponsor or by Plan participants.

Purchase Payment: the amount contributed and remitted to TFLIC on behalf of a Participant.

Small Cap Core Fund: Transamerica Small Cap Core Fund, a series of Transamerica Funds.

TAM: Transamerica Asset Management, Inc., a registered investment adviser under the Investment Advisers Act of 1940, as amended, and an affiliate of TFLIC.

TCI: Transamerica Capital, Inc., a broker-dealer registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as amended, and an affiliate of TFLIC.

Transamerica Funds: an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended.

Underlying Investments: collectively or individually, the Funds and Calvert Series in which the Variable Funds Subaccounts invest.

Unit: the measure by which the value of an investor’s interest in each Subaccount is determined.

Valuation Date: each day that the New York Stock Exchange is open for trading.

Valuation Period: the period between the ending of two successive Valuation Dates.

Variable Funds Account: a segregated investment account of TFLIC which has been designated Transamerica Variable Funds and to which Purchase Payments may be allocated.

Variable Funds Bond Subaccounts: the High Quality Bond, Inflation-Protected Securities, Intermediate Bond and High Yield Bond Subaccounts of the Variable Funds Account, each of which invests in a corresponding series of Transamerica Funds.

Variable Funds Government Money Market Subaccount: the Government Money Market Subaccount of the Variable Funds Account, which invests in the Government Money Market Fund of Transamerica Funds.

Variable Funds Stock Subaccounts: the Large Value Opportunities, Large Core, Large Growth, Small Cap Core, and International Equity Subaccounts of the Variable Funds Account, each of which invests in a corresponding series of Transamerica Funds.

Variable Funds Subaccounts: those Subaccounts of the Variable Funds Account that are made available under the Contracts.

2

Summary of Contract Expenses

Fee Tables

The following tables describe the various costs and expenses that you will pay, directly or indirectly, if you invest in the Variable Funds Account or the Asset Allocation Funds Account. State premium taxes may also be deducted upon the purchase of a Fixed Annuity under the Contract.

Transamerica Variable Funds

The following table shows the fees and expenses that you will pay periodically during the time that you invest in the Variable Funds Account, not including the fees and expenses of the Underlying Investments.

Annual Contract Fee (maximum)	$50	(1)
Annual Contract Fee (current)	None	(1)

Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Fees (maximum)	1.25	%(2)
Mortality and Expense Risk Fees (current)	1.10	%(2)
Management Fees	None	(3)
Other Expenses	None	(3)
Total Separate Account Annual Expenses	1.10	%(3)

(1)

TFLIC reserves the right to deduct an annual contract charge from a Participant’s Accumulation Account in accordance with the provisions of the Contracts. TFLIC has no present intention to impose such a charge, but it may do so in the future.

(2)	TFLIC reserves the right to charge maximum mortality and expense risk fees of up to 1.25% upon notice.
(3)

No management fees are charged directly to the Variable Funds Subaccounts. However, your investment in each Variable Funds Subaccount will bear the fees and expenses of the Underlying Investment in which it invests through the unit value of the Underlying Investment. See the table below, or the summary prospectus, for the fees and expenses of each of the Underlying Investments. Total Fees for each Underlying Investment are equal to the Net Total Annual Fund Operating Expenses of that Underlying Investment plus the Mortality and Expense Risk Fees (listed above).

Transamerica Asset Allocation Variable Funds

The following table shows the fees and expenses that you will periodically pay during the time that you invest in the Asset Allocation Funds Account:

	Short Horizon Subaccount	Intermediate Horizon Subaccount	Intermediate/ Long Horizon Subaccount
Annual Contract Fee	None	None	None

Annual Expenses (as a percentage of average net assets)
Management Fees	0.20%	0.20%	0.20%
Mortality and Expense Risk Fees (maximum)	(1)	(1)	(1)
Mortality and Expense Risk Fees (current)	(1)	(1)	(1)
Acquired Fund Fees and Expenses(2)	1.55%	1.65%	1.70%
Total Annual Expenses	1.75%	1.85%	1.90%

(1)

TFLIC currently charges mortality and expense risk fees of 1.10% and reserves the right to charge maximum mortality and expense risk fees of up to 1.25% upon notice. These Mortality and Expense Fees are charged to the underlying Variable Funds Subaccounts and are reflected under “Acquired Fund Fees and

3

Expenses.” Each Asset Allocation Funds Subaccount will bear, indirectly, its pro rata share of the mortality and expense risk fees charged at the Variable Funds Subaccount level.
(2)

Each Asset Allocation Funds Subaccount also bears, indirectly, its pro rata share of the expenses of the Underlying Investment in which it invests through the various Variable Funds Subaccounts as reflected under “Acquired Fund Fees and Expenses.”

Total Annual Fund Operating Expenses

The following table shows the minimum and maximum total operating expenses charged by the Underlying Investment for the year ended December 31, 2018, Expenses may be higher or lower in future years. More detail concerning each Underlying Investment’s fees and expenses is contained in the prospectus for each Underlying Investment.

	Lowest	Highest
Total Annual Underlying Investment Operating Expenses	0.31%	0.92%

Transamerica Variable Funds

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include separate account annual expenses and the fees and expenses of the Underlying Investments.

If you (i) surrender your Contract at the end of the applicable time period, (ii) annuitize at the end of the applicable period or (iii) do not surrender your Contract, you would pay the following expenses on a $10,000 investment. These examples assume a 5% return each year (this assumption is required by the SEC and is not a prediction of any subaccount’s future performance). These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown.

The following example is based on fees after waivers and reimbursements and reflects the imposition of the 1.10% mortality and expense risk charge presently in effect.

Subaccount	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Government Money Market	$144	$446	$771	$1,691
High Quality Bond	157	486	839	1,834
Inflation-Protected Securities	166	514	887	1,933
Intermediate Bond	154	477	824	1,802
High Yield Bond	176	545	939	2,041
Balanced II	172	533	918	1,998
Large Value Opportunities	162	502	866	1,889
Large Core	169	523	902	1,965
Large Growth	183	566	975	2,116
Small Cap Core	205	634	1,088	2,348
International Equity	192	594	1,021	2,212
Calvert Series	183	566	975	2,116

4

The following example is based on fees after waivers and reimbursements and reflects the imposition of the maximum mortality and expense risk charge of 1.25% which may be imposed by TFLIC.

Subaccount	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Government Money Market	$159	$493	$850	$1,856
High Quality Bond	172	533	918	1,998
Inflation-Protected Securities	181	560	964	2,095
Intermediate Bond	169	523	902	1,965
High Yield Bond	191	591	1,016	2,201
Balanced II	187	579	995	2,159
Large Value Opportunities	177	548	944	2,052
Large Core	184	569	980	2,127
Large Growth	198	612	1,052	2,275
Small Cap Core	220	679	1,164	2, 503
International Equity	207	640	1,098	2,369
Calvert Series	198	612	1,052	2,275

Transamerica Asset Allocation Variable Funds

Examples

If you (i) surrender your Contract at the end of the applicable time period, (ii) annuitize at the end of the applicable time period or (iii) do not surrender your Contract, you would pay the following expenses on a $10,000 investment. These examples assume a 5% return each year (this assumption is required by the SEC and is not a prediction of any subaccount’s future performance). These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown.

The following example reflects fees charged at the Asset Allocation Funds Account, Variable Funds Account and Underlying Investment levels after waivers and reimbursements and reflects the imposition of the mortality and expense risk charge of 1.10% presently in effect.

Subaccount	1 Year	3 Years	5 Years	10 Years
Short Horizon	$178	$551	$949	$2,062
Intermediate Horizon	$188	$582	$1,001	$2,169
Intermediate/Long Horizon	$193	$597	$1,026	$2,222

The following example reflects fees charged at the Asset Allocation Funds Account, Variable Funds Account and Underlying Investment levels after waivers and reimbursements and reflects the imposition of the maximum mortality and expense risk charge of 1.25% which may be imposed by TFLIC.

Subaccount	1 Year	3 Years	5 Years	10 Years
Short Horizon	$193	$597	$1,026	$2,222
Intermediate Horizon	$203	$627	$1,078	$2,327
Intermediate/Long Horizon	$208	$643	$1,103	$2,379

5

Financial Information

The following tables contain financial information about the Accounts and are included in the Accounts’ Annual Reports.

Condensed Financial Information

Transamerica Variable Funds

Accumulation Unit Values

	Unit Value
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Government Money Market	$21.20	$21.09	$21.09	$21.09	$21.09	$21.09	$21.09	$21.09	$21.09	$21.09
High Quality Bond	$17.74	$17.72	$17.68	$17.60	$17.68	$17.73	$17.85	$17.53	$17.35	$16.84
Inflation-Protected Securities	$26.67	$27.31	$26.90	$26.15	$26.96	$26.46	$29.17	$27.55	$24.79	$23.60
Intermediate Bond	$46.38	$47.20	$45.72	$44.68	$44.96	$42.76	$43.65	$40.76	$38.81	$36.24
High Yield Bond	$33.73	$34.95	$32.89	$28.80	$30.38	$29.77	$28.00	$24.59	$23.69	$20.68
Balanced II	$71.08	$74.47	$65.86	$61.48	$61.81	$56.30	$48.10	$42.85	$41.87	$37.12
Large Value Opportunities	$87.50	$96.72	$84.59	$78.16	$79.31	$73.01	$53.45	$46.03	$45.48	$40.11
Large Core	$52.50	$56.82	$46.58	$43.55	$44.38	$38.96	$28.69	$24.72	$24.16	$21.84
Large Growth	$117.87	$119.43	$90.93	$90.98	$84.25	$76.91	$57.46	$50.55	$52.03	$45.10
Small Cap Core	$55.75	$65.52	$62.17	$50.97	$56.93	$55.23	$41.79	$36.72	$37.96	$29.54
International Equity	$20.90	$25.10	$20.68	$20.44	$21.20	$23.22	$20.61	$17.76	$20.76	$18.26
Calvert	$46.81	$48.61	$43.88	$41.13	$42.52	$39.22	$33.60	$30.74	$29.72	$26.80

6

	Units Outstanding
	Year Ending Dec 31, 2018	Year Ending Dec. 31, 2017	Year Ending Dec. 31, 2016	Year Ending Dec. 31, 2015	Year Ending Dec. 31, 2014	Year Ending Dec. 31, 2013	Year Ending Dec. 31, 2012	Year Ending Dec. 31, 2011	Year Ending Dec. 31, 2010	Year Ending Dec. 31, 2009
Government Money Market	886,002	958,996	1,086,684	1,157,569	1,159,587	1,216,710	1,332,079	1,456,546	1,779,359	1,971,933
High Quality Bond	539,022	567,749	589,065	645,636	963,439	1,005,353	1,129,305	1,195,546	1,312,947	1,333,612
Inflation-Protected Securities	633,672	696,041	731,993	817,049	883,062	939,156	1,121,761	1,179,590	1,217,101	1,370,421
Intermediate Bond	758,538	822,536	924,112	980,764	1,048,016	1,083,951	1,225,478	1,262,836	1,395,699	1,455,100
High Yield Bond	81,935	88,855	91,543	102,182	110,385	341,904	331,482	331,782	387,285	385,582
Balanced II	603,984	670,919	739,588	791,471	904,088	968,107	1,049,908	1,150,747	1,277,554	1,423,108
Large Value Opportunities	1,675,845	1,857,472	2,056,360	2,318,977	2,580,928	2,777,833	2,984,545	3,820,529	4,176,439	4,700,464
Large Core	1,699,668	1,859,294	2,021,380	2,240,527	2,404,654	2,537,137	2,692,936	2,905,909	3,182,210	3,508,174
Large Growth	1,608,850	1,754,103	1,899,158	2,127,774	2,299,722	2,479,699	2,740,535	3,006,201	3,304,889	3,753,316
Small Cap Core	1,153,334	1,247,597	1,356,037	1,498,582	1,654,225	1,794,429	1,917,461	2,112,743	2,295,142	2,543,454
International Equity	1,998,760	2,102,941	2,216,167	2,412,910	2,553,260	2,647,256	2,826,643	3,107,649	3,392,150	3,732,340
Calvert	232,313	286,291	297,935	346,681	377,287	416,027	468,704	499,077	531,180	732,870

7

Condensed Financial Information

Transamerica Asset Allocation Variable Funds Account

Per Accumulation Unit Income And Capital Changes

	Short Horizon Subaccount
	Year Ending Dec. 31, 2018	Year Ending Dec. 31, 2017	Year Ending Dec. 31, 2016	Year Ending Dec. 31, 2015	Year Ending Dec. 31, 2014	Year Ending Dec. 31, 2013	Year Ending Dec. 31, 2012	Year Ending Dec. 31, 2011	Year Ending Dec. 31, 2010	Year Ending Dec. 31, 2009
Net Investment Income (Loss)(a)	$(0.04)	$(0.04)	$(0.04)	$(0.04)	$(0.04)	$(0.04)	$(0.04)	$(0.04)	$(0.04)	$(0.03)
Net realized and unrealized gains (losses) on affiliated investment companies	$(0.55)	$0.94	$0.79	$(0.31)	$0.68	$0.19	$1.42	$0.79	$1.33	$2.32
Net increase (decrease) in accumulation unit value	$(0.59)	$0.90	$0.75	$(0.35)	$0.64	$0.15	$1.38	$0.75	$1.29	$2.29
Accumulation unit value at beginning of year	$22.46	$21.56	$20.81	$21.16	$20.52	$20.37	$18.99	$18.24	$16.95	$14.66
Accumulation unit value at end of year	$21.87	$22.46	$21.56	$20.81	$21.16	$20.52	$20.37	$18.99	$18.24	$16.95
Total return(b)	(2.62)%	4.19%	3.58%	(1.66)%	3.13%	0.73%	7.30%	4.07%	7.65%	15.62%
Net assets, end of year (000’s)	$5,614	$5,817	$5,754	$6,385	$7,068	$6,832	$8,227	$8,884	$9,608	$10,112
Expenses to average net assets(c)	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment loss to average net assets	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Portfolio turnover rate	44%	34%	33%	51%	36%	63%	51%	46%	36%	28%
Number of accumulation units outstanding at end of period (000’s)	256.7	259.0	266.9	306.8	333.9	333	404	468	527	597

(a)	Calculated based upon average units outstanding.
(b)	Total return reflects Subaccount expenses.
(c)	Does not include the expenses of the underlying funds in which the Subaccount invests.

8

	Intermediate Horizon Subaccount
	Year Ending Dec. 31, 2018	Year Ending Dec. 31, 2017	Year Ending Dec. 31, 2016	Year Ending Dec. 31, 2015	Year Ending Dec. 31, 2014	Year Ending Dec. 31, 2013	Year Ending Dec. 31, 2012	Year Ending Dec. 31, 2011	Year Ending Dec. 31, 2010
Net Investment Income (Loss)(a)	$(0.05)	$(0.05)	$(0.05)	$(0.05)	$(0.05)	$(0.04)	$(0.04)	$(0.04)	$(0.03)
Net realized and unrealized gains (losses) on affiliated investment companies	$(1.54)	$2.68	$1.21	$(0.30)	$0.79	$2.67	$1.97	$0.08	$1.94
Net increase (decrease) in accumulation unit value	$(1.59)	$2.63	$1.16	$(0.35)	$0.74	$2.63	$1.93	$0.04	$1.91
Accumulation unit value at beginning of year	$26.91	$24.28	$23.12	$23.47	$22.73	$20.10	$18.17	$18.13	$16.22
Accumulation unit value at end of year	$25.32	$26.91	$24.28	$23.12	$23.47	$22.73	$20.10	$18.17	$18.13
Total return(b)	(5.92)%	10.84%	5.01%	(1.48)%	3.24%	13.07%	10.67%	0.19%	11.81%
Net assets, end of year (000’s)	$15,038	$17,618	$17,250	$18,196	$19,435	$20,774	$19,718	$21,599	$24,180
Expenses to average net assets(c)	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment loss to average net assets	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Portfolio turnover rate	37%	40%	26%	23%	29%	54%	37%	42%	25%
Number of accumulation units outstanding at end of period (000’s)	594.0	654.7	710.5	787	828	914	981	1,189	1,334

(a)	Calculation is based on average number of units outstanding.
(b)	Total return reflects Subaccount expenses.
(c)	Does not include expenses of the underlying funds in which the Subaccount invests.

9

	Intermediate/Long Horizon Subaccount
	Year Ending Dec. 31, 2018	Year Ending Dec. 31, 2017	Year Ending Dec. 31, 2016	Year Ending Dec. 31, 2015	Year Ending Dec. 31, 2014	Year Ending Dec. 31, 2013	Year Ending Dec. 31, 2012	Year Ending Dec. 31, 2011	Year Ending Dec. 31, 2010	Year Ending Dec. 31, 2009
Net Investment Income (Loss)(a)	$(0.06)	$(0.05)	$(0.05)	$(0.05)	$(0.05)	$(0.04)	$(0.04)	$(0.04)	$(0.03)	$(0.03)
Net realized and unrealized gains (losses) on affiliated investment companies	$(2.16)	$3.61	$1.40	$(0.29)	$0.82	$3.81	$2.27	$(0.25)	$2.24	$2.92
Net increase (decrease) in accumulation unit value	$(2.22)	$3.56	$1.35	$(0.34)	$0.77	$3.77	$2.23	$(0.29)	$2.21	$2.89
Accumulation unit value at beginning of year	$29.04	$25.48	$24.13	$24.47	$23.70	$19.93	$17.70	$17.99	$15.78	$12.89
Accumulation unit value at end of year	$26.82	$29.04	$25.48	$24.13	$24.47	$23.70	$19.93	$17.70	$17.99	$15.78
Total return(b)	(7.65)%	13.97%	5.60%	(1.40)%	3.28%	18.93%	12.60%	(1.66)%	14.05%	22.42%
Net assets, end of year (000’s)	$27,015	$13,431	$28,225	$28,993	$30,627	$30,602	$27,794	$28,003	$30,991	$30,478
Expenses to average net assets(c)	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment loss to average net assets	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Portfolio turnover rate(c)	30%	25%	21%	16%	17%	32%	30%	34%	23%	54%
Number of accumulation units outstanding at end of period (000’s)	1,007.2	1,082.2	1,107.6	1,201.5	1,251	1,292	1,395	1,583	1,722	1,932

(a)	Calculation is based on average number of units outstanding.
(b)	Total return reflects Subaccount expenses.
(c)	Does not include expenses of the underlying funds in which the Subaccount invests.

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The Contracts

The Group Variable Annuity Contracts (the “Contracts”) described in this Prospectus are designed and offered as funding vehicles for retirement Plans maintained by state educational organizations, certain tax-exempt organizations, and IRA Contractholders and for taxed organizations in the case of the Section 401(a) and/or Section 401(k) Contracts and corporate nonqualified deferred compensation (“NQDC”) Contracts. The Section 401(k) Contract will fund the benefits for tax-qualified pension and profit-sharing plans of taxed organizations and tax-exempt organizations eligible to maintain such Plans. The Section 403(b) Contract will provide tax-deferred annuities for employees of non-governmental tax-exempt and state educational organizations. The Section 457 Contract will provide deferred compensation to employees of governmental tax- exempt organizations. The Section 401(a) Contract will fund benefits for tax-qualified pension and profit-sharing Plans of such tax-exempt organizations as well as taxed subsidiaries of these organizations and stand-alone taxed organizations; the NQDC Contracts will fund benefits for select employees of taxed organizations. The Section 408 IRA Contract is a Group Variable Annuity Contract which will provide for on-going or rollover contributions from individuals who are eligible under Section 408 to make such contributions.

Insofar as possible, the provisions of the Contracts are identical, and the information provided in this Prospectus is generally applicable to all Contracts. However, whenever statutory or administrative considerations require significant differences among the Contracts, such differences are explained separately for each.

With respect to the Section 401(a), Section 401(k) and NQDC Contracts, the employer and/or the employee will make contributions pursuant to the terms and conditions of the underlying retirement Plan. As to the Section 403(b) and Section 457 Contracts, the employer will make Purchase Payments for each participating employee pursuant to either a salary reduction agreement or an agreement to forego a salary increase under which the employee decides the level and number of Purchase Payments to his/her Accumulation Account. In the case of the Section 408 IRA Contract, Purchase Payments will be made by the employer on behalf of and as determined by each participating employee pursuant to a salary reduction agreement or by the Participant.

The Accounts

Purchase Payments under the Contracts are allocated to one of two segregated investment accounts of Transamerica Financial Life Insurance Company, which have been designated the Transamerica Variable Funds (the “Variable Funds Account”) and the Transamerica Asset Allocation Variable Funds (the “Asset Allocation Funds Account,” and, together with the Variable Funds Account, the (“Accounts”).

The Variable Funds Account

The Variable Funds Account is divided into twelve Subaccounts (the “Variable Funds Subaccounts”). Eleven of the Subaccounts correspond to Transamerica Funds’ Government Money Market, Large Value Opportunities, Balanced II, High Quality Bond, Inflation-Protected Securities, Intermediate Bond, High Yield Bond, Large Core, Large Growth, Small Cap Core, and International Equity Funds. The Calvert Series Subaccount invests in the Calvert Series. The assets in each Variable Funds Subaccount are invested in the corresponding Underlying Investment at their net asset value.

Transamerica Funds is an open-end, diversified management investment company which has eleven series with differing investment objectives available under the Contracts. Each series of Transamerica Funds is managed by TAM, an affiliate of TFLIC. TCI, an affiliate of TFLIC, is the placement agent. A copy of the Summary Prospectus for each of the eleven series of Transamerica Funds appears at the end of this Prospectus.

The Calvert Series is a series of Calvert Variable Series, Inc. (“Calvert”), an open-end management investment company whose investment adviser is Calvert Research and Management. The Calvert Series is an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability, and social responsibility factors. A copy of the Calvert Series Summary Prospectus appears at the end of this Prospectus.

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The value of a Participant’s Accumulation Account maintained in a Variable Funds Subaccount will vary based upon the investment experience of the corresponding Underlying Investment to which Purchase Payments are allocated.

The Asset Allocation Funds Account

The Asset Allocation Funds Account is divided into three Subaccounts (the “Asset Allocation Funds Subaccounts”), the Transamerica Asset Allocation — Short Horizon Subaccount, the Transamerica Asset Allocation — Intermediate Horizon Subaccount and the Transamerica Asset Allocation — Intermediate/Long Horizon Subaccount.

TAM is the investment adviser to each Asset Allocation Funds Subaccount and seeks to achieve the investment objective of each Asset Allocation Funds Subaccount by investing in a diversified portfolio of units issued by the Variable Funds Subaccounts. There are currently ten Variable Funds Subaccounts with varying investment objectives available for investment by the Asset Allocation Funds Subaccounts; the Balanced II Subaccount and the Calvert Series Subaccount are currently not available to the Asset Allocation Funds Subaccounts. As noted above, the assets in each Variable Funds Subaccount are invested in a corresponding series of Transamerica Funds.

The value of a Participant’s Accumulation Account maintained in an Asset Allocation Funds Subaccount will vary based upon the investment experience of the various Variable Funds Subaccounts and their corresponding Underlying Investments to which Purchase Payments are allocated.

Charges

TFLIC makes daily charges against the net assets of the Variable Funds Subaccounts at a maximum annual rate of 1.25%, consisting of 0.80% for mortality risks and 0.45% for administrative expense risks. The annual rate charged is 1.10% consisting of 0.70% for mortality risks and 0.40% for administrative expense risk. However, TFLIC reserves the right to charge a maximum fee of 1.25% upon notice thereof. See “Charges — Charges for Mortality and Expense Risks.”

TAM, as investment adviser to each Asset Allocation Funds Subaccount, imposes a charge against the net assets of each Asset Allocation Funds Subaccount, computed daily, at an annual rate of 0.20% for investment advisory and other services.

In addition, TFLIC reserves the right to deduct an annual contract charge not to exceed $50 from a Participant’s Accumulation Account. See “Charges — Annual Contract Charge.”

In addition to the charges set forth above, TAM, which serves as an investment adviser to each Fund, and Calvert Research and Management, which serves as investment adviser to the Calvert Series, impose a charge against the net asset value of each Fund or the Calvert Series, as appropriate, computed daily, for investment advisory services and other expenses.

Premium taxes may be payable on the purchase of a Fixed Annuity.

Credit and Allocation of Purchase Payments

Each Participant must direct Purchase Payments to the Variable Funds Account or the Asset Allocation Funds Account, or a combination of the two. Each Participant must also designate Subaccounts within each Account to which Purchase Payments will be directed. Purchase Payments will be credited to the Subaccounts designated by the Participant in the form of Units. The number of Units credited will not change but the dollar value of a Unit will vary depending upon the investment experience of the Underlying Investment, as appropriate, and, in the case of the Asset Allocation Funds Subaccounts, the investment experience of the Variable Funds Subaccounts in which the Asset Allocation Funds Subaccounts invest.

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Redemption

A Participant may redeem at any time prior to the time an annuity benefit takes effect and prior to his/her death all or a portion of the Units credited to his/her Accumulation Account without any charge, subject to any limitations in the underlying Plan. There are no redemption charges.

A penalty tax may be payable under the Code upon the redemption of amounts from an Accumulation Account under the Contract and other significant withdrawal restrictions may be imposed by the Code. See “Federal Income Tax Status.”

Transfers

A Participant may transfer Units back and forth between the Variable Funds Account and the Asset Allocation Funds Account. A participant also may transfer Units among the various Variable Funds Subaccounts and among the various Asset Allocation Funds Subaccounts to the extent permitted under the transfer or exchange procedures of any Underlying Investment in which a Variable Funds Subaccount or Asset Allocation Funds Subaccount is invested. In any case, no transfer charges are imposed, and there is no limit to the number of transfers, subject to the limitations described in the following section. TFLIC may impose transfer charges at a later date. Transfers may be made in writing or by telephone by calling (800) 755-5801. TFLIC reserves the right to discontinue allowing telephone transfers.

Frequent Allocations of Purchase Payments

Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of a mutual fund’s portfolio by its portfolio manager, increase portfolio transaction costs, and may also have a negative effect on the long term participants in the segregated investment accounts that invest in the underlying mutual funds. For example, in order to handle large flows of cash into and out of the underlying mutual fund, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the fund’s investment objective. Frequent trading may cause a fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from a fund’s performance. In addition, the return received by long term participants may be reduced when allocations by other participants are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that a fund’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the fund’s portfolio securities. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to the Variable Funds and Asset Allocation Funds Accounts and their long term participants, the Adviser has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, an Account may limit additional allocations of purchase payments directed to the Accounts by Participants who are believed by the manager to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent allocations of purchase payments. For this reason, the Adviser has not adopted any specific restrictions on allocations of purchase payments, but each Account reserves the right to reject any allocation with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Adviser believes to be market timing, the Adviser will seek to block future allocations of purchase payments by that account. Where surveillance of a particular account indicates activity that the Adviser believes could be either abusive or for legitimate purposes, the Account may permit the account holder to justify the activity.

The Accounts’ policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Boards reserve the right to modify these or adopt additional policies and restrictions in the future. Participants should be aware, however, that any surveillance techniques currently employed by the Accounts or

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other techniques that may be adopted in the future, may not be effective. Shares of the Accounts are offered exclusively to fund certain insurance contracts, and insurance companies typically hold shares for a number of insurance contracts in a single account.

As noted above, if an Account is unable to detect and deter trading abuses, the Account’s performance, and its long term Participants, may be harmed. In addition, because the Accounts have not adopted any specific limitations or restrictions on allocations of purchase payments, Participants may be harmed by the extra costs and portfolio management inefficiencies that result from frequent allocations of purchase payments, even when the allocations are not for abusive purposes. The Accounts will provide advance notice to Participants and prospective Contractholders of any specific restrictions on allocations of purchase payments that the Accounts may adopt in the future. Because the Accounts apply their policies in a discretionary manner, different account holders may be treated differently, which could result in some account holders being able to engage in frequent trading while others bear the costs and effects of that trading.

Additionally, the Accounts have adopted policies and procedures to prevent the selective release of information about the underlying mutual funds’ portfolio holdings, as such information may be used for market-timing and similar abusive practices. A description of the Accounts’ policies and procedures with respect to the disclosure of portfolio securities is contained in the SAI.

Payment Options

Unless a Fixed Annuity is elected, a Participant will receive a lump sum payment at the end of the Accumulation Period. The Contracts may provide for several Fixed Annuity options: Life Annuity, Life Annuity With Period Certain, Specified Fixed Period Annuity, Contingent Annuity and Contingent Annuity With Period Certain. For NQDC, an installment payment option may also be available.

Voting Rights

To the extent required by law, TFLIC will vote the interests in the Underlying Investments held in the Variable Funds Subaccounts in accordance with the instructions received from Contractholders. Similarly, to the extent required by law, TFLIC will vote the interests in the Variable Funds Subaccounts held in the Asset Allocation Funds Subaccounts in accordance with the instructions received from Contractholders. In each case, the Contractholders will instruct TFLIC in accordance with the instructions received from Participants. See “Voting Rights”.

Death Benefit

If a Participant dies before the Annuity Purchase Date, subject to the terms of any underlying Plan, the Accumulation Account value will be paid to his/her beneficiary in a lump sum.

Distribution of the Contracts

TCI is the principal underwriter and distributor of the Contracts which was wholesaled and distributed by registered representatives who are also licensed insurance agents of TFLIC. We have discontinued new sales of the Contracts. See “Distribution of the Contracts.”

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Transamerica Financial Life Insurance Company

Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in all states and the District of Columbia.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.

TFLIC’s principal place of business is 440 Mamaroneck Avenue, Harrison, NY 10528; (800) 755-5801.

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Transamerica Variable Funds

Transamerica Variable Funds (the “Variable Funds Account”) was established by TFLIC under New York Insurance Law on November 30, 1993 as a separate account. The Variable Funds Account will hold assets that are segregated from all of TFLIC’s other assets and at present are used only to support Contracts for which Purchase Payments have been allocated to the Variable Funds Account. TFLIC is the legal holder of the assets in the Variable Funds Account and will at all times maintain assets in the Variable Funds Account with a total market value at least equal to the contract liabilities for the Variable Funds Account. The obligations under the Contracts are obligations of TFLIC. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Funds Account, are, in accordance with the Contracts, credited to or charged against the Variable Funds Account without regard to other income, gains, or losses of TFLIC. The assets in the Variable Funds Account may not be charged with liabilities which arise from any other business TFLIC conducts. The Variable Funds Account assets may include accumulation of the charges TFLIC makes against a Contract participating in the Variable Funds Account. From time to time, any such additional assets may be transferred in cash to TFLIC’s general account.

The Variable Funds Account is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the management or investment policies or practices of the Variable Funds Account. For state law purposes, the Variable Funds Account is treated as a part or division of TFLIC.

There are currently twelve Subaccounts within the Variable Funds Account which are available for allocation of Purchase Payments under the Contracts. The Calvert Series Subaccount invests only in the Calvert VP SRI Balanced Portfolio (the “Calvert Series”), a series of Calvert Variable Series, Inc. (“CVS”), an open-end management investment company registered with the SEC under the 1940 Act. The other Variable Funds Subaccounts invest in corresponding series of Transamerica Funds (the “Funds”), each an open-end diversified management investment company registered with the SEC under the 1940 Act. Set forth below is a brief description of the Calvert Series and the Funds (the “Underlying Investments”). A description of each of the Funds and the Calvert Series, its investment objectives, policies and restrictions, its expenses, the risks attendant in investing therein and other aspects of its operations are contained in the Summary Prospectus for each of the Funds and the Calvert Series. Each Participant should periodically consider his/her allocation among the Variable Funds Subaccounts in light of current market conditions and the investment risks attendant to investment in the various Underlying Investments.

Calvert Series

The Calvert Series is a series of CVS, a Maryland corporation registered with the SEC under the 1940 Act as an open-end management investment company, whose investment adviser is Calvert Research and Management. Shares of CVS are generally available for purchase by separate accounts of insurance companies, qualified pension and retirement plans or by other eligible investors. For additional risk disclosure, see the Calvert Series Summary Prospectus which follows this Prospectus. The Calvert Series Subaccount of the Variable Funds Account will purchase and redeem shares from the Calvert Series at net asset value.

The investment objective of the Calvert Series is set forth in the prospectus for the Calvert Series which appears at the end of this Prospectus. The objective is to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity. In selecting investments for the Calvert Series, CRM is guided by the Calvert Principles of Responsible Investment, which provide a framework for evaluating environmental, social and governance factors that may affect investment performance. There can be no assurance that the objective of the Calvert Series will be realized.

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Transamerica Funds

Eleven of the Variable Funds Subaccounts invest exclusively in corresponding Funds, as set forth below:

Variable Funds Subaccount	Series of Transamerica Funds
Transamerica High Quality Bond Subaccount	Transamerica High Quality Bond Fund
Transamerica Inflation- Protected Securities Subaccount	Transamerica Inflation-Protected Securities Fund
Transamerica Intermediate Bond Subaccount	Transamerica Intermediate Bond Fund
Transamerica High Yield Bond Subaccount	Transamerica High Yield Bond Fund
Transamerica Large Core Subaccount	Transamerica Large Core Fund
Transamerica Large Growth Subaccount	Transamerica Large Growth Fund
Transamerica Small Cap Core Subaccount	Transamerica Small Cap Core Fund
Transamerica International Equity Subaccount	Transamerica International Equity Fund
Transamerica Government Money Market Subaccount	Transamerica Government Money Market Fund
Transamerica Balanced II Subaccount	Transamerica Balanced II Fund
Transamerica Large Value Opportunities Subaccount	Transamerica Large Value Opportunities Fund

Transamerica Funds is registered with the SEC under the 1940 Act as an open-end diversified management investment company.

TAM acts as investment adviser to each Fund. TAM has contracted with one or more subadvisers for certain investment advisory services for each Fund. The investment objectives of the Funds currently available under the Contracts through Variable Funds Subaccounts are set forth in the Summary Prospectus for each Fund which appear at the end of this Prospectus and are described briefly below. There can be no assurance that the investment objectives of any of the Funds will be met.

Balanced II Fund: Seeks to provide a high total investment return.

Government Money Market Fund: Seeks as high a level of current income as is consistent with preservation of capital and liquidity.

High Quality Bond Fund: Seeks to provide a high risk-adjusted return while focusing on the preservation of capital.

Inflation-Protected Securities Fund: Seeks maximum real return consistent with the preservation of capital.

Intermediate Bond Fund: Seeks to achieve maximum total return.

High Yield Bond Fund: Seeks a high level of current income by investing in high yield debt securities.

Large Core Fund: Seeks to provide capital appreciation.

Large Growth Fund: Seeks to provide a high level of capital appreciation. Current income is a secondary goal.

Large Value Opportunities Fund: Seeks to provide long-term capital appreciation

Small Cap Core Fund: Seeks long-term capital appreciation.

International Equity Fund: Seeks maximum long-term return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.

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Transamerica Asset Allocation Variable Funds

Transamerica Asset Allocation Variable Funds (the “Asset Allocation Funds Account”) was established by TFLIC under New York Insurance Law on April 15, 1996 as a non-diversified separate account. The Asset Allocation Funds Account will hold assets that are segregated from all of TFLIC’s other assets and at present are used only to support Contracts for which Purchase Payments have been allocated to the Asset Allocation Funds Account. TFLIC is the legal holder of the assets in the Asset Allocation Funds Account and will at all times maintain assets in the Asset Allocation Funds Account with a total market value at least equal to the contract liabilities for the Asset Allocation Funds Account. The obligations under the Contracts are obligations of TFLIC. Income, gains, and losses, whether or not realized, from assets allocated to the Asset Allocation Funds Account, are, in accordance with the Contracts, credited to or charged against the Asset Allocation Funds Account without regard to other income, gains, or losses of TFLIC. The assets in the Asset Allocation Funds Account may not be charged with liabilities which arise from any other business TFLIC conducts. The Asset Allocation Funds Account assets may include accumulation of the charges TFLIC makes against a Contract participating in the Asset Allocation Funds Account. From time to time, any such additional assets may be transferred in cash to TFLIC’s general account.

The Asset Allocation Funds Account is registered with the SEC under the 1940 Act as a management investment company, which is a type of investment company. This does not involve any supervision by the SEC of the management or investment policies or practices of the Asset Allocation Funds Account. For state law purposes, the Asset Allocation Funds Account is treated as a part or division of TFLIC.

The investment objectives of the Asset Allocation Funds Subaccounts currently available under the Contracts are described briefly below. There can be no assurance that the investment objectives of any of the Asset Allocation Funds Subaccounts will be met. Each of the Asset Allocation Funds Subaccount’s objectives may be changed without the approval of a majority of interest holders.

Short Horizon Subaccount: Seeks to provide a high level of income and preservation of capital.

Intermediate Horizon Subaccount: Seeks to achieve long-term returns from a combination of investment income and capital appreciation with slightly less than average volatility as compared to other balanced funds.

Intermediate/Long Horizon Subaccount: Seeks to achieve long-term returns from a combination of investment income and capital appreciation with slightly more than average volatility as compared to other balanced funds.

As a fundamental policy, each Asset Allocation Funds Subaccount offers a professionally managed asset allocation investment program by investing in a combination of the Variable Funds Subaccounts (other than the Balanced II Subaccount and the Calvert Series Subaccount) described above. These Variable Funds Subaccounts in turn invest in the Funds. TAM selects the combination and amount of underlying Variable Funds Subaccounts to invest in based on the Asset Allocation Funds Subaccount’s investment objective. Each Asset Allocation Funds Subaccount’s share price will fluctuate with changing market conditions and the value of the Variable Funds Subaccounts in which it invests. Purchase Payments should not be allocated to the Asset Allocation Funds Subaccounts for short-term financial needs nor used to play short-term swings in the stock or bond markets. The Asset Allocation Funds Subaccounts cannot guarantee that they will achieve their objectives.

As noted above, each Variable Funds Subaccount is a subaccount of the Variable Funds Account. Each Variable Funds Subaccount available under the Asset Allocation Funds Subaccounts seeks to achieve its investment objective by investing all of its assets in a corresponding Fund. See “Transamerica Variable Funds” above and the Statement of Additional Information for more information on the Variable Funds Subaccounts. See the Summary Prospectus for each of the Funds at the end of this Prospectus for more information on the Funds.

The following chart shows approximately how much of the assets of each Variable Funds Subaccount are invested in the Bond, Stock and Government Money Market Subaccounts. These allocations reflect TAM’s present strategy for asset allocation during normal market conditions and may be changed at any time without notice to, and without the approval of contract holders. These allocations may be unsuccessful in maximizing an Asset Allocation Fund Subaccount’s return and/or avoiding investment losses. In the short term, actual asset

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allocations may vary due to short term changes in cash flows caused by transfers into and out of the Asset Allocation Funds Subaccounts. TAM may allocate the assets of each Asset Allocation Funds Subaccount without limit to the Variable Funds Government Money Market Subaccount in attempting to respond to adverse market or other conditions or to process a large transfer into or out of an Asset Allocation Funds Subaccount. For more information on allocations to the underlying Subaccounts, see “Appendix A — Transamerica Asset Allocation Funds Subaccounts.”

	Normal Approximate Allocations
	Bond Subaccounts	Stock Subaccounts	Government Money Market Subaccount
Short Horizon	89.8%	10%	0.2%
Intermediate Horizon	49.8%	50%	0.2%
Intermediate/Long Horizon	29.8%	70%	0.2%

TAM allocates an Asset Allocation Funds Subaccount’s assets among various underlying Variable Funds Subaccounts. These allocations may be unsuccessful in maximizing an Asset Allocation Funds Subaccount’s return and/or avoiding investment losses, and may cause the Subaccount to underperform other investments with a similar strategy. An Asset Allocation Funds Subaccount’s ability to achieve its investment objective depends largely on the performance of the underlying subaccounts in which it invests. Each of the underlying subaccounts in which an Asset Allocation Funds Subaccount may invest has its own investment risks, and those risks can affect the value of the underlying subaccount and therefore the value of the Asset Allocation Funds Subaccount’s investments. There can be no assurance that the investment objective of any underlying subaccount will be achieved. To the extent that an Asset Allocation Funds Subaccount invests more of its assets in one underlying subaccount than in another, the Asset Allocation Funds Subaccount will have greater exposure to the risks of that underlying subaccount.

In addition, an Asset Allocation Funds Subaccount will bear a pro rata portion of the operating expenses of the underlying Subaccounts in which it invests, and it is subject to business and regulatory developments affecting the underlying Subaccounts.

Management

Subject to such policies as the Board of Directors of TFLIC may determine and pursuant to the Investment Advisory Agreement with TFLIC with respect to the Asset Allocation Funds Subaccounts, TAM manages the assets of each Asset Allocation Funds Subaccount in accordance with the investment policies approved by the Board of Directors of TFLIC. Subject to such policies, TAM provides general investment advice to each Asset Allocation Funds Subaccount. TAM is also the investment adviser of each of the Funds. For its services under the Investment Advisory Agreement, TAM receives from each Asset Allocation Funds Subaccount fees accrued daily and paid monthly at an annual rate equal to 0.20% of the average daily net assets. Investment management decisions are taken by a committee of TAM’s personnel and not by a particular individual.

TAM is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) (77%) and AUSA Holding, LLC (“AUSA”) (23%), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Christopher A. Staples, CFA, is a Senior Vice President and Senior Director, Investments at TAM and has been with TAM since 2004. Mr. Staples is Lead Portfolio Manager of the Transamerica Asset Allocation Variable Funds since 2007.

Kane S. Cotton, CFA, is a Senior Investment Analyst and has been with TAM since 2014. Mr. Cotton has been Associate Portfolio Manager of the Transamerica Asset Allocation Variable Funds since 2014.

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Sean Serrell, CFA, is a Senior Investment Analyst and has been with TAM since 2014. Mr. Serrell has been Associate Portfolio Manager of the Transamerica Asset Allocation Funds since 2018.

The management of each Asset Allocation Funds Subaccount’s business and affairs is the responsibility of the Board of Directors of TFLIC. The Board of Directors of TFLIC has established a managing board (the “Managing Board”) and has delegated certain responsibilities for the operation of the Asset Allocation Funds Subaccounts to the Managing Board. A majority of the members of the Managing Board will be non-interested persons as defined in Section 2(a)(19) of the 1940 Act. However, the members of the Managing Board also serve in similar positions with the Funds. Thus, if the interests of an Asset Allocation Funds Subaccount and the Funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how these persons fulfill their fiduciary duties to that Asset Allocation Funds Subaccount and the Funds. The Managing Board believes they have structured each Asset Allocation Funds Subaccount to avoid these concerns. However, it is conceivable that a situation could occur where proper action for an Asset Allocation Funds Subaccount could be adverse to the interests of a Fund, or vice versa. If such a possibility arises, the Trustees/Directors and Officers of the affected funds and TAM will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict.

Before approving any advisory contract, the Managing Board, including a majority of the members who are not “interested persons” as defined in Section 2(a)(19) of the 1940 Act, must find that advisory fees charged under such contract are based on services provided that are in addition to, rather than duplicative of, services provided pursuant to any Fund advisory contract.

Investment Restrictions

The Statement of Additional Information contains a list of specific investment restrictions which govern the investment policies of the Asset Allocation Funds Subaccounts. Under its investment restrictions, each Asset Allocation Funds Subaccount may borrow money in an amount not to exceed 30% of the Subaccount’s assets. If a percentage or rating restriction (other than a restriction as to borrowing) is adhered to at the time an investment is made, a later change in percentage or rating resulting from changes in a Subaccount’s securities is not a violation of policy.

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Charges

Following is a discussion of various charges relating to an investment in either the Variable Funds Account or the Asset Allocation Funds Account. To the extent that charges are made against the Variable Funds Subaccounts, a pro rata share of these charges will ultimately be borne by Asset Allocation Funds Subaccounts investing in the Variable Funds Subaccounts.

Charges for Mortality and Expense Risks

The maximum daily charges against the Variable Funds Subaccounts for mortality and expense risks assumed by TFLIC are computed and deducted from the value of the net assets of the Variable Funds Subaccounts. The maximum daily charge will be at the rate of 0.003425% (equivalent to an annual rate of 1.25%) of the average daily net assets of the Variable Funds Subaccounts. The daily charge will be deducted from the net asset value of each Variable Funds Subaccount on each Valuation Date. Where the previous day (or days) was not a Valuation Date, the maximum deduction on the Valuation Date will be 0.003425% multiplied by the number of days since the last Valuation Date. The sum of these charges on an annual basis will not exceed 1.25% of the average net assets invested in the Variable Funds Subaccounts. Of this charge, TFLIC estimates that 0.80% is for mortality risk and 0.45% is for expense risk. The daily charge from the Variable Funds Subaccounts, based on an annual mortality and expense risk rate of 1.10% (0.70% for mortality risks and 0.40% for administrative expense risks) is 0.0030137%.

The mortality risk is that individuals may live for a longer period of time than projected and therefore a greater amount of annuity benefits than projected will be payable. The expense risk is that expenses incurred in issuing and administering the Contract will exceed the administrative expense charge provided in the Contract. TFLIC believes that this level of charge is within the range of industry practice for comparable group variable annuity contracts.

Sales distribution expenses and any other expenses in excess of the described charges will be paid from TFLIC’s general account and not directly from any Subaccount or from the mortality and expense risk charges. However, asset charges for TFLIC’s assumption of mortality and expense risks might be a source of contribution to the surplus in TFLIC’s general account.

Annual Contract Charge

TFLIC reserves the right to deduct an annual contract charge from a Participant’s Accumulation Account to reimburse TFLIC for administrative expenses relating to the maintenance of the Contracts. TFLIC has no present intention to impose such a charge; however, TFLIC may, in the future, impose such a charge in accordance with the provisions of the Contracts. Any such annual charge will not exceed $50. TFLIC also reserves the right, if such a charge is imposed, to waive, on a temporary or permanent basis, all or part of such charge for certain classes of Contracts or for certain new classes of Contracts which may be sold in the future where circumstances exist that result in differences in TFLIC’s costs or in the services required from TFLIC. For example, waivers may be granted for Contractholders with large numbers of participants with large account balances or for Contractholders which assume certain administrative expenses which TFLIC would otherwise bear. If imposed, this charge would represent reimbursement for administrative costs expected to be incurred over the life of the Contracts. TFLIC does not anticipate any profit from this charge.

Investment Management Fees

The Variable Funds Subaccounts

Because the Variable Funds Subaccounts purchase interests in the Underlying Investments, the net assets of the Variable Funds Subaccounts will reflect the investment management fee and other expenses incurred by the Underlying Investments, as applicable.

TAM serves as the investment adviser to each Fund. For information with respect to the arrangements under which TAM provides such advisory services, including charges and arrangements with subadvisers, see the accompanying Summary Prospectus for each of the Funds.

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Calvert Research and Management. (“CRM”) (1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009) is the investment adviser to the Calvert Series and provides day-to-day investment management services to the Calvert Series. CRM is a wholly-owned subsidiary of Eaton Vance Management. As of March 31, 2019, CRM was the investment adviser for 38 mutual fund portfolios and had approximately $16.3 billion in assets under management.

CRM uses a team approach to its management of the Calvert Series. Information about the Calvert Series’ portfolio management team, as well as the investment management fees charged by CRM is contained in the accompanying Summary Prospectus of the Calvert Series.

The Asset Allocation Funds Subaccounts

For its services as investment adviser to the Asset Allocation Funds Subaccounts, TAM receives fees, accrued daily and paid monthly, at an annual rate equal to 0.20% of the average daily net assets of each Asset Allocation Funds Subaccount.

Because the Asset Allocation Funds Subaccounts purchase interests in the Variable Funds Subaccounts, which, in turn, purchase interests in the Funds, the net assets of the Asset Allocation Funds Subaccounts will reflect the investment management fee and other expenses incurred by the Funds,. TAM serves as the investment adviser to each Fund. For information with respect to the arrangements under which TAM provides such advisory services, including charges and arrangements with subadvisers, see the accompanying Summary Prospectus for each of the Funds.

Premium Tax

Under the laws of certain jurisdictions, premium taxes are payable upon the purchase of a Fixed Annuity under the Contract. Any charges for applicable premium taxes will generally be deducted when the Accumulation Account under a Contract is applied to purchase an annuity. Under present laws, the range of premium taxes is from 0% to 3.5%. The laws of the various jurisdictions relating to annuity taxes and the interpretations of such laws are subject to changes which may affect the deductions, if any, under the Contracts for such taxes.

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Summary of the Contracts

Eligible Purchasers

Each form of Contract is available for purchase by organizations eligible to maintain the particular type of underlying Plan. The purchaser is responsible for determining its eligibility to maintain any particular type of underlying Plan. Governmental tax-exempt organizations may purchase a Section 457 Contract. State educational organizations and organizations that qualify for tax-exempt status under Code Section 501(c)(3), including associations thereof that qualify for tax-exempt status under Code Section 501(c)(3), are eligible purchasers of 403(b) Contracts. In addition, any organization qualifying as an IRA Contractholder may purchase or hold an IRA Contract. Any type of tax-exempt organization as well as taxed subsidiaries of tax-exempt organizations and taxed stand-alone organizations may purchase a Section 401(a) Contract but generally only non-governmental tax-exempt organizations as well as taxed organizations may purchase a Section 401(k) or an NQDC Contract.

Ownership

The organization purchasing or holding a Contract is the owner of the Contract for the benefit of the Participants. The Contract will cover all eligible Participants under a Plan. Each Participant will receive a certificate at the time his/her first annuity payment becomes payable, or earlier, if required by applicable law. The certificate summarizes the Participant’s benefits under the Contract.

Purchase Payments

The Section 401(a), Section 401(k), Section 457 and NQDC Contracts will accept employer and/or employee contributions pursuant to the terms and conditions of the underlying retirement Plan. As to the Section 403(b) Contract, the employer will make Purchase Payments in accordance with a salary reduction agreement or an agreement to forego a salary increase, except with respect to employer-sponsored Section 403(b) Plans under which the employer will make contributions pursuant to the underlying retirement Plan. In the case of the Section 408 IRA Contract, Purchase Payments will be made by the employer on behalf of and as determined by each participating employee pursuant to a salary reduction agreement or by the Participant. An Accumulation Account will be established for each Participant which will record the number of Units held in each Subaccount. Purchase Payments to the Variable Funds Account may be allocated among any of the Variable Funds Subaccounts. Similarly, Purchase Payments to the Asset Allocation Funds Account may be allocated among any of the Asset Allocation Funds Subaccounts.

All Purchase Payments credited to an Accumulation Account are vested and non-forfeitable. However, Purchase Payments made by employers, including all such payments made under a Section 401(a) Contract, which are not the result of a reduction in salary or a give up in salary agreement, under an employer-sponsored Plan may be forfeitable but are generally subject to the vesting requirements, where applicable, of the Employee Retirement Income Security Act of 1974, as amended. In general, all Purchase Payments made to NQDC and Section 457 Contracts may be forfeitable even though partially or fully vested.

Employer Sponsored Plan Requirements

Since the Contracts are intended to implement the Plans of eligible purchasing organizations and since such Plans may be sponsored by employers or associations who may have their own desires regarding certain Plan details and the manner in which the Plan is to be administered, there will be some variations in details in the Contract and Plan to reflect such desires. Reference to the provisions of the Plan in which the individual is a Participant must be made in all cases for additional information.

Rights of the Participant Under the Contract

There are no required Purchase Payments to be made under the Contract, and there is no specified limitation on the amount of Purchase Payments that may be so made. Except for the 15 days prior to a Participant’s Annuity Purchase Date during which no Purchase Payments will be accepted by TFLIC, during a Participant’s Accumulation Period Purchase Payments may be made in the amount authorized by the Participant or the terms

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of the underlying Plan. The Contract permits the Participant to elect his/her Annuity Purchase Date, to allocate Purchase Payments, to redeem all or a portion of the Units in his/her Accumulation Account, to designate beneficiaries, and to elect Fixed Annuity options, except that employer-sponsored Plans may affect these rights.

During a Participant’s Accumulation Period, one’s rights and those of the Contractholder or IRA Contractholder shall be as set forth in the Contract and Plan. On and after the Annuity Purchase Date, or on the Participant’s death, if earlier, all rights, as specified in the Contract and Plan, shall belong to the Participant or beneficiary as the case may be.

Rights Upon Suspension of Contract or Termination of Plan

403(b) Contract

In the event that the making or receipt of all Purchase Payments under certain 403(b) Contracts is discontinued or a Contractholder terminates its Plan or discontinues Purchase Payments for a Participant, TFLIC shall give written notice thereof to the appropriate Participant(s) together with notice of the right of the Participant to elect to have the value of his/her Accumulation Account applied under one of the following options: (1) to be held and distributed by TFLIC in accordance with the terms of the Contract, (2) to be paid to him/her in cash, or (3) in the event of suspension of the Contract or termination of the Plan, to be transferred to an alternate funding agency (e.g., another insurance company). Certain other 403(b) Contracts require the Contractholder, not TFLIC, to give written notice thereof to Participants.

401(a) Contract/401(k) Contract and NQDC Contracts

If the Contractholder terminates its Plan or discontinues Purchase Payments, it is the Contractholder’s responsibility, and not TFLIC’s, to give written notice thereof to the affected Participants. In such cases, the Contractholder shall elect to have the entire balance held under the Contract applied under one of the following options: (1) to be held and distributed by TFLIC in accordance with the terms of the Contract; (2) to be transferred to an alternate funding agency (e.g., another insurance company); or (3) to purchase deferred, paid-up life annuity benefits for Participants.

457 and 408(IRA) Contracts

If the Contractholder or IRA Contractholder terminates its Plan or discontinues Purchase Payments for a Participant, TFLIC shall give written notice thereof to the appropriate Participant(s) together with notice of the right of the Participant to elect to have the value of his/her Accumulation Account applied under either of the following options: (1) to be held and distributed by TFLIC in accordance with the terms of the Contract or (2) to be paid to him/her in cash, except that, under the terms of certain 457 Contracts, the Contractholder, not TFLIC, shall give notice to affected Participants.

Failure of Qualification

In the event that a Plan, Contractholder or IRA Contractholder or a Participant thereunder becomes ineligible for any previously applicable tax benefits under the Code, TFLIC upon notice thereof shall refuse during the period of such ineligibility to accept Purchase Payments with respect to that Plan or Participant.

Transfers

No transfers may be made between any of the Contracts; however, the following transfers are permissible with respect to each Contract.

401(a), 401(k), 403(b), 457, 408(IRA) and NQDC Contracts

A Participant may transfer all or a portion of his/her Accumulation Account in the Transamerica Variable Funds or the Transamerica Asset Allocation Variable Funds among the various Subaccounts of that Account. No transfer charges are imposed, and there is no limit to the number of transfers permitted, subject to applicable restrictions designed to prevent market timing activity. While TFLIC has no present intention to do so, TFLIC reserves the right to impose transfer charges at a later date.

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Transfers from the Section 403(b), 401(a) and (k) and NQDC Group Fixed Annuity Contracts to a Participant’s Accumulation Account under the Transamerica Variable Funds Contracts may be limited to the Subaccounts which invest in the Balanced II Fund, Large Value Opportunities Fund, Large Core Fund, Large Growth Fund, Small Cap Core Fund, International Equity or Calvert Series Fund. Transfers from the Section 403(b), 401(a) and (k) and NQDC Group Fixed Annuity Contracts to a Participant’s Accumulation Account under the Transamerica Asset Allocation Funds Contracts may be limited to the Intermediate Horizon Subaccount or the Intermediate/Long Horizon Subaccount.

Certain other restrictions which apply to transfers from the TFLIC Section 403(b), Section 401(a), Section 401(k), NQDC and Section 408(IRA) Group Fixed Annuity Contracts to the Transamerica Variable Funds Contracts or the Transamerica Asset Allocation Funds Contracts are contained in the TFLIC Section 403(b) and Section 401(a) and NQDC and 408(IRA) Group Fixed Annuity Contracts.

Transfers may be made in writing or by telephoning (914) 627-3000. Transfers are effective within 48 hours of receipt of instructions. All Participants should be aware that a transfer authorized by telephone and reasonably believed to be genuine by TFLIC may subject the Participant to risk of loss if such instruction is subsequently found not to be genuine. TFLIC will employ reasonable procedures, including requiring Participants to give certain identification information and tape recording of telephone instructions, to confirm that instructions communicated by telephone are genuine. To the extent that TFLIC fails to use reasonable procedures to verify the genuineness of telephone instructions, TFLIC may be liable for any losses due to telephone instructions that prove to be fraudulent or unauthorized.

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Rights Reserved by TFLIC

Subject to compliance with applicable laws and, when required by law, approval of the Contractholders, IRA Contractholders, NQDC Contractholders and/or Participants and any appropriate regulatory authority, TFLIC reserves the right to make the following changes:

(1)	To operate Transamerica Variable Funds and the Transamerica Asset Allocation Variable Funds in any form permitted under the 1940 Act or in any other form permitted by law;

(2)	To take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act;

(3)

To transfer any assets in a Subaccount to another Subaccount or to one or more separate accounts, or to TFLIC’s general account to the extent permitted by law or to add, combine or remove Subaccounts in a separate account;

(4)

To substitute, for the interests in an Underlying Investment held in any Variable Funds Subaccount, interests in another Underlying Investment or interests in another investment company or any other investment permitted by law; and

(5)

To make any necessary technical changes in the Contracts in order to conform with any of the above- described actions or as may be required or permitted by applicable laws affecting Transamerica Variable Funds, Transamerica Asset Allocation Variable Funds or the Contracts.

TFLIC will exercise its right to make any of these changes when, in TFLIC’s judgment, such change is in the best interests of Contractholders and Participants and/or such change is required under applicable law. Contractholders will be notified of any changes and Participants will be notified of any changes that result in a material change in their Contract or in the investment options thereunder.

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Credit of Purchase Payments

A Participant’s initial Purchase Payment will be credited to the Participant’s Accumulation Account to provide Units as of a Valuation Date for the Valuation Period, not later than (2) two business days after receipt of the Purchase Payment by TFLIC at 440 Mamaroneck Avenue, Harrison, New York 10528, if the contract application and/or Participant’s enrollment form is complete upon receipt, or (2) two business days after an application and/ or enrollment form which is incomplete upon receipt by TFLIC is made complete, provided that if such information is not made complete within five business days after receipt, (i) the prospective Participant will be informed of the reasons for the delay, and (ii) the initial Purchase Payment will be returned immediately and in full, unless the prospective Participant specifically consents to TFLIC retaining the Purchase Payment until such information is made complete.

Subsequent Purchase Payments will be credited to the Participant’s Accumulation Account to provide Units as of the Valuation Date for the Valuation Period in which the Purchase Payment is received in good order by TFLIC.

Allocation of Purchase Payments

Upon receipt of a Purchase Payment, it will be credited to the Account and the Subaccount or Subaccounts thereof designated by the Participant in the form of Units. The number of Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount(s) by the Unit value of that Subaccount for the Valuation Date for the Valuation Period on which the Purchase Payment is received. The number of Units shall not be changed by any subsequent change in the value of a Unit, but the dollar allocation value of a Unit will vary in amount depending upon the investment experience of the applicable Subaccount.

Allocation instructions may be changed at any time by providing TFLIC with a correctly completed allocation form. Any change in allocations will be effective within 10 business days following receipt of the allocation form by TFLIC. If an allocation form is incorrectly completed, Purchase Payments will be credited in accordance with the most recent allocation form on record. TFLIC reserves the right to limit a Participant’s right to change allocation instructions to four times a calendar year.

Determination of Unit Value

The Variable Funds Subaccounts

The Unit value for a Variable Funds Subaccount for any Valuation Date is determined by subtracting (b) from (a) and dividing the result by (c), where

(a)	is the aggregate net asset value on the Valuation Date of all investments by the Variable Funds Subaccount in the Underlying Investment in which the Variable Funds Subaccount invests; and

(b)	is the mortality and expense risk charge accrued as of that Valuation Date; and

(c)	is the total number of Units held in the Variable Funds Subaccount on the Valuation Date before the purchase or redemption of any Units on that Date.

The Asset Allocation Funds Subaccounts

The Unit value for an Asset Allocation Funds Subaccount for any Valuation Date is determined by subtracting (b) from (a) and dividing the result by (c), where

(a)	is the aggregate net asset value on the Valuation Date of all investments by the Asset Allocation Funds Subaccount in the Variable Funds Subaccounts; and

(b)	is the investment advisory fee accrued as of that Valuation Date; and

(c)	is the total number of Units held in the Asset Allocation Funds Subaccount on the Valuation Date before the purchase or redemption of any Units on that Date.

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TFLIC values the investment of each Asset Allocation Funds Subaccount at the respective unit values of the Variable Funds Subaccounts in which it invests. The unit values of such Variable Funds Subaccounts are, in turn, determined by the valuation practices of the Underlying Investments, as appropriate. Securities of other Underlying Investments are valued based on their current market value when market quotations are available. Where market quotations are not available or when a significant event is believed to have occurred between the time at which a market price is determined but prior to which the Underlying Investment’s net asset value is determined (for example, where securities are primarily traded on a foreign exchange that has closed before the Underlying Investment’s net asset value is calculated), assets are valued using fair value procedures approved by the Board of Trustees of the Underlying Investment, as appropriate. Debt obligations with 60 days or less remaining to maturity may be valued by the amortized cost method, which the Board of Trustees of the Underlying Investment has determined to constitute fair value for such securities.

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Death Benefit

Under Section 403(b), Section 457, and 408(IRA) Contracts, if a Participant dies before the Annuity Purchase Date, the value of his/her Accumulation Account will be paid to the beneficiary in a lump sum or, if the beneficiary is under the age of 75 at the time of the Participant’s death, the beneficiary may elect to have the Accumulation Amount applied to provide a Fixed Annuity. A lump sum payment to some extent may be taxed as ordinary income to the beneficiary in the year received. A beneficiary should consider the possible tax advantages to electing an annuity. Under Section 401(a) and/or Section 401(k) Contracts, however, the underlying tax-qualified Plan is generally required to provide that in the case of a married Participant, a survivorship annuity death benefit will be paid to the surviving spouse if the Participant dies prior to retirement. In each case involving Section 401(a) and/or Section 401(k) Contracts, reference must be made to the underlying Plan for additional information.

If the Participant dies before the Annuity Purchase Date, his/her entire interest must generally be distributed within five years after the date of death, or if payable to a designated beneficiary must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, within one year after the date of death. If the beneficiary is the Participant’s spouse, distributions are not required to be made until the April 1st after the end of the calendar year in which the Participant would have attained age 70 1⁄2; if the spouse dies before distributions begin, the rules discussed above will apply as if the spouse were the Participant (owner).

If a lump sum payment is elected, the Accumulation Account value will be determined on the Valuation Date for the Valuation Period in which a certified copy of the death certificate evidencing the Participant’s death is received by TFLIC. If the beneficiary is under age 75 at the time of the Participant’s death and elects a Fixed Annuity, the Accumulation Account value will be determined on the Valuation Date for the Valuation Period of the beneficiary’s Annuity Purchase Date. For Section 401(a) and/or Section 401(k) and NQDC Contracts, the underlying Plan should be consulted to determine the options available.

For NQDC Contracts, the remaining value will be paid to a designated beneficiary. If no such beneficiary is so designated or in existence, subject to the terms of any underlying Plan the remaining value will be paid in the following order: Participant’s (1) spouse, (2) children, (3) parents, (4) siblings and (5) estate.

For all Contracts except NQDC Contracts, the death benefit is guaranteed to be not less than the total amount of all contributions, less any withdrawals, made by the Participant.

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Redemption During the Accumulation Period

For Section 403(b), Section 457 and Section 408(IRA) Contracts and subject to applicable federal tax law restrictions, a Participant at any time during his/her Accumulation Period and prior to his/her death may redeem all or a portion of the Units credited to the Accumulation Account. There is no redemption charge.

The Accumulation Account value redeemed or the Units remaining after a partial redemption will be determined on the Valuation Date for the Valuation Period in which a written request for a redemption on a form approved by TFLIC is received by TFLIC. The Accumulation Account will be reduced by the lesser of the number of Units obtained by dividing the amount of the redemption request by the Unit value for that day or the number of Units remaining in the Accumulation Account.

A full or partial redemption payment will be made within seven days after receipt of the written request. A request for a partial redemption must specify the Subaccount(s) from which the partial withdrawal is to be made. Payment may be postponed as permitted by the 1940 Act. Currently, deferment is permissible only when the New York Stock Exchange is closed or trading is restricted, when an emergency exists as a result of which disposal of the interests in the Underlying Investment held by Variable Funds Subaccounts is not reasonably practicable or it is not reasonably practicable to determine fairly the value of these assets, or when the SEC has provided for such deferment for the protection of Participants.

A withdrawal will generally have federal income tax consequences which may include penalties. See “Federal Income Tax Status”.

With respect to Section 401(a), Section 401(k) and NQDC Contracts, the ability to withdraw funds during the Accumulation Period is generally more limited. In each instance the underlying Plan document should be consulted to determine what options, if any, are available.

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Payment Options

With respect to Section 403(b), Section 457 and Section 408(IRA) Contracts, unless a Fixed Annuity as described below is elected, payment to the Participant shall be made at the end of his/her Accumulation Period in a lump sum calculated in the same manner as if a total withdrawal request of one’s Accumulation Account had been received by TFLIC on his/her Annuity Purchase Date. See above for “Redemption During the Accumulation Period”. However, Section 401(a), Section 401(k) and NQDC Contracts provide the funding for the Plans and reference to the particular Plan must be made in each case for details. For example, tax-qualified Plans must generally provide by law that in the case of a married Participant who does not properly elect otherwise, retirement annuity benefits will be paid in the form of a contingent annuity with a survivorship annuity benefit for the surviving spouse at least equal to 50% of the amount which would have been payable if the Participant were living. For NQDC Contracts, the employer may also provide for installment payments without the purchase of an annuity.

Annuity Purchase Date

The Annuity Purchase Date is the first day of the month coincident with or following the receipt by TFLIC of written notice, submitted through the Participant’s employer, of the Participant’s retirement (i.e., the termination of employment with his/her employer). Subject to the terms of the Plan, a Participant may elect to retire at any time and receive annuity benefits. As a general rule, benefits must begin no later than April 1 of the calendar year following the year in which the Participant attains age 70 1⁄2 or, except in the case of 408(IRA) Contracts, retires at which time an election to receive an annuity or lump sum benefit must be made.

In the case of a beneficiary who elects a Fixed Annuity, the Annuity Purchase Date will be the first day of the month following receipt by TFLIC of the election of a Fixed Annuity; however, if any election is received during the last 15 days of a month, the Annuity Purchase Date will be the first day of the second month after receipt of the election.

For Section 408(IRA) Contracts, the Annuity Purchase Date is the date the annuity first begins under the terms of the IRA Contract.

Fixed Annuity

Fixed Annuity payments are not made from the Variable Funds Account or the Asset Allocation Funds Account but are made from the general account of TFLIC which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, Fixed Annuity payments and interests in the general account have not been registered under the Securities Act of 1933, as amended, (the “1933 Act”) , nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. The SEC staff has not reviewed the disclosures in this Prospectus that relate to the Fixed Annuity payments and interests in the general account. Disclosures regarding Fixed Annuity payments and the general account in this Prospectus, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

A Fixed Annuity may not be elected if the initial monthly payment under the form elected would be less than $20. Fixed Annuity payments will be made monthly unless the annuitant elects to receive payments annually, semi-annually or quarterly. Any such election must be made at the same time that the annuitant elects to receive a Fixed Annuity and cannot be changed during the annuity period. Once a Fixed Annuity takes effect, it may not be redeemed, surrendered or changed to any other form of annuity.

Fixed Annuity Options

The following Fixed Annuity options may be available:

(i)

Life Annuity — Annuity payments will be made during the lifetime of the annuitant. It would be possible for the annuitant to receive no annuity payment if the annuitant died prior to the date of the first annuity payment.

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(ii)

Life Annuity With Period Certain — Annuity payments will be made during the lifetime of the annuitant with the guarantee that if the annuitant dies before a period certain elected, the beneficiary will receive payments for the duration of the period. The period certain may be 5, 10, 15 or 20 years.

(iii)

Specified Fixed Period Annuity — Annuity payments will be made for a specified fixed period selected by the annuitant. If the annuitant dies during the specified fixed period, the annuity payments for the remainder of the period will be paid to the beneficiary. No annuity payments are made after the expiration of the specified fixed period even if the annuitant survives. The specified fixed period may be for 10, 15, 20, 25 or 30 years.

(iv)

Contingent Annuity — Annuity payments will be made during the joint lifetimes of the annuitant and a designated second person (“contingent annuitant”) with payments continued during the remaining lifetime of the contingent annuitant. At the time of electing a contingent annuity, the participant may elect that the annuity payments to the contingent annuitant be made in the same amount paid while both annuitants lived or a lesser percentage (such as 50%) of this amount. For Section 401(a) and/or Section 401(k) Contracts, in the absence of a proper election by the Participant, a contingent annuity with a survivorship annuity benefit for the surviving spouse at least equal to 50% of the amount which would have been payable if the Participant were living will be the normal form of benefit.

If the contingent annuitant dies before the first annuity payment to the annuitant, the contingent annuity election will be void and the annuitant will receive a Life Annuity. If the contingent annuitant dies after the first annuity payment to the annuitant, but before the death of the annuitant, annuity payments under the Contingent Annuity election will be made to the annuitant during his/her lifetime. If the annuitant and the contingent annuitant die before the date of the first annuity payment, no annuity payments will be made.

(v)

Contingent Annuity With Period Certain — Annuity payments will be made during the joint lifetimes of the annuitant and a designated second person (“contingent annuitant”). At the time of electing a Contingent Annuity, the participant may elect that the annuity payments to the contingent annuitant be made in the same amount paid while both annuitants lived or a lesser percentage (such as 50%) of this amount. Annuity payments will be made for a period certain of 5, 10, 15 or 20 years. In the event both annuitants die before the end of the period certain, payments will be made to the designated beneficiary for the remainder of the period.

The Life Annuity With Period Certain, the Specified Fixed Period Annuity, and the Contingent Annuity with Period Certain, may only be elected for a number of years that will not exceed an annuitant’s life expectancy. The annuity benefit option elected by the Participant will affect the level of annuity payments the Participant will receive. The longer annuity payments are projected to continue based upon actuarial possibilities, the lower annuity payments will be.

The annuity purchase rates for these Fixed Annuity benefits shall not exceed, during the initial period set forth in the Contract, the maximum rates set forth in the Contract. Thereafter, the annuity purchase rate will be the rate in effect as declared by TFLIC on the Annuity Purchase Date. The guaranteed level of Fixed Annuity payments will be determined based upon (i) a Participant’s Accumulation Account value on the Annuity Purchase Date, (ii) the applicable annuity purchase rate on the Annuity Purchase Date which will reflect the age of the Participant and (iii) the type of Fixed Annuity option elected.

If there has been a misstatement of the age and/or sex of a Participant, the Participant’s spouse, or another beneficiary, or a misstatement of any other fact relating to the calculation of Fixed Annuity options, then, to the extent permitted by applicable law, the Company reserves the right to make adjustments to any charges, guarantees, or other values under the Contract to reasonably conform to the correct facts.

Payments to a Beneficiary Following the Annuitant’s Death

If any annuity payment is payable to the beneficiary after the death of an annuitant on or after his/her Annuity Purchase Date but during a period certain, it shall be payable as each payment becomes due to the beneficiary. If

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the benefit is payable to more than one beneficiary, it shall be paid in equal shares to such beneficiaries, the survivors or survivor, unless the annuitant has elected otherwise. Upon the death of the last surviving beneficiary, TFLIC shall pay the commuted value of any remaining payments in a lump sum cash payment to the estate of such last surviving beneficiary in lieu of any further income payments.

The annuitant’s beneficiary may direct in writing to TFLIC that any income payable after the death of the annuitant or contingent annuitant be terminated and a single commuted value be paid to the beneficiary. The commuted values referred to above shall be based upon the value of the payments for the balance of the period certain determined as of the date TFLIC receives written notice of the beneficiary’s election to receive the commuted value on the basis of the interest rate (compounded annually) inherent in the annuity purchase rate applied to provide the annuitant’s Fixed Annuity.

Unclaimed or Abandoned Property. Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance contracts) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.

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Voting Rights

The Variable Funds Subaccounts

The assets held in the Variable Funds Subaccounts will be invested in the Funds or the Calvert Series, as applicable. TFLIC is the legal holder of the interests and shares held in a Variable Funds Subaccount and as such has the right to vote to elect the governing boards of Transamerica Funds and Calvert, Inc., to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund, and to vote upon any other matter that may be voted upon at a shareholders’ meeting. To the extent required by law, TFLIC will vote at regular and special shareholder meetings in accordance with the instructions received from Contractholders. TFLIC will furnish Contractholders with the proper forms to enable them to give these instructions. The record date for any such vote shall be selected by the governing boards of Transamerica Funds or the Calvert Series.

Each Contractholder will have the equivalent of one vote per $100 of the dollar value of the Accumulation Accounts in a Contract held in each Variable Funds Subaccount, with fractional votes for amounts less than $100. These votes are converted into a proportionate number of votes in beneficial interests in shares of a Fund or the Calvert Series. Interests held in each Variable Funds Subaccount for which no timely instructions from Contractholders are received will be voted by TFLIC in the same proportion as those interests in that Subaccount for which instructions are received. Should applicable federal securities laws or regulations permit, TFLIC may elect to vote in its own right.

A Participant will have the right to instruct the Contractholder with respect to interests in the Underlying Investment attributable to his/her portion of the Accumulation Account held in each Variable Funds Subaccount. Each Participant under the Contract shall receive a statement of the amount attributable to his/her participation in each Variable Funds Subaccount and stating his/her right to instruct the Contractholder as to how to vote such interest. TFLIC will provide voting instruction materials to the Contractholder and to the Participants.

The Contractholder shall provide voting instructions to TFLIC with respect to interests attributable to the Accumulation Account values held in each Variable Funds Subaccount in accordance with instructions received by Participants. For interests for which no timely instructions from Participants are received, the Contractholder will instruct TFLIC to vote these interests in the same proportion as those shares for which instructions from Participants are received.

Matters on which the Contractholder may give voting instructions include the following: (1) election of the governing boards of Transamerica Funds or Calvert, Inc.; (2) ratification of the independent accountant of a Fund or the Calvert Series corresponding to the Contractholder’s selected Subaccount(s); (3) approval of changes in the Investment Advisory Agreement for a Fund or the Calvert Series corresponding to the Contractholder’s selected Subaccount(s) with certain exceptions; (4) any change in the fundamental investment policies of a Fund or the Calvert Series corresponding to the Contractholder’s selected Subaccount(s); and (5) any other matter requiring a vote of the investors of Transamerica Funds or the Calvert Series. With respect to approval of the Investment Advisory Agreements or any change in a fundamental investment policy, Contractholders participating in the affected Subaccount will vote separately on the matter pursuant to the requirements of Rule 18f-2 under the 1940 Act.

The Asset Allocation Funds Subaccounts

The assets held in the Asset Allocation Funds Subaccounts will be invested in units of the Variable Funds Subaccounts. TFLIC is the legal holder of the units in the Asset Allocation Funds Subaccounts and as such has the right to vote upon any matter that may be voted upon by holders of units. To the extent required by law, TFLIC will vote at regular and special meetings in accordance with the instructions received from Contractholders. TFLIC will furnish Contractholders with the proper forms to enable them to give these instructions.

Each Contractholder will have the equivalent of one vote per $100 of the dollar value of the Accumulation Accounts in a Contract held in each Asset Allocation Funds Subaccount, with fractional votes for amounts less

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than $100. Interests held in each Asset Allocation Funds Subaccount for which no timely instructions from Contractholders are received will be voted by TFLIC in the same proportion as those interests in that Asset Allocation Funds Subaccount for which instructions are received. Should applicable federal securities laws or regulations permit, TFLIC may elect to vote in its own right.

A Participant will have the right to instruct the Contractholder with respect to interests in Asset Allocation Funds Subaccounts attributable to his/her portion of the Accumulation Account. Each Participant under the Contract shall receive a statement of the amount attributable to his/her participation in each Asset Allocation Funds Subaccount and stating his/her right to instruct the Contractholder as to how to vote such interest. TFLIC will provide voting instruction materials to the Contractholder and to the Participants.

The Contractholder shall provide voting instructions to TFLIC with respect to interests attributable to the Accumulation Account values held in an Asset Allocation Funds Subaccount in accordance with instructions received by Participants. For interests for which no timely instructions from Participants are received, the Contractholder will instruct TFLIC to vote these interests in the same proportion as those shares for which instructions from Participants are received.

Matters on which the Contractholder may give voting instructions include the following: (1) approval of any change in the Investment Advisory Agreement corresponding to the Contractholder’s selected Subaccount(s); (2) any change in the fundamental investment policies of the Contractholder’s selected Subaccount(s); and (3) any other matter requiring a vote of the unitholders of a Subaccount. With respect to approval of the Investment Advisory Agreements or any change in a fundamental investment policy, Contractholders participating in the affected Subaccount will vote separately on the matter pursuant to the requirements of Rule 18f-2 under the 1940 Act. On matters submitted for consideration by holders of units of the underlying Variable Funds Subaccounts, TFLIC will vote in proportion to the vote of all other holders of units in that underlying Variable Funds Subaccount.

General

TFLIC may, if required by state insurance officials, disregard voting instructions if those instructions would require voting to cause a change in the subclassification or investment objectives or policies of one or more of the Underlying Investments or the Variable Funds Subaccounts, or to approve or disapprove an investment adviser or principal underwriter for one or more of the Variable Funds Subaccounts. In addition, TFLIC may disregard voting instructions that would require changes in the investment objectives or policies of any of the Underlying Investments or the Variable Funds Subaccounts or in an investment adviser or principal underwriter, if TFLIC reasonably disapproves those changes in accordance with applicable federal regulations. If TFLIC disregards voting instructions, it will advise Contractholders and Participants of that action and its reasons for the action in the next semiannual report to Contractholders and Participants.

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Distribution of the Contracts

TCI will act as the principal underwriter and distributor of the Contracts. TCI or other authorized broker-dealers that enter into an agreement with TCI will perform sales and marketing functions relative to the Contracts which participate in the Variable Funds Account or the Asset Allocation Funds Account. TCI is a broker-dealer registered with the SEC under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The principal business address of TCI is 1801 California Street, Suite 5200, Denver, CO 80202. The Contracts were wholesaled and distributed by individuals who are registered representatives of TCI and who are also licensed as insurance agents for TFLIC. We have discontinued new sales of the Contracts. TCI authorized its affiliated broker-dealer, Transamerica Investors Securities Corporation (“TISC”) to sell the Contracts and also to perform certain distribution functions on behalf of TCI. TISC may also enter into selling agreements with other broker-dealers for the sale of the Contracts.

Broker-dealers who sell the Contracts may receive compensation in the form of commissions for transactions in the Contracts, which are used to fund retirement plans. This type of commission compensation is typically paid upfront and based directly on the amount of assets invested in the Contract by the applicable retirement plan. For the Contracts, the commission typically ranges between 1% and 7%, and will not exceed 8% of Purchase Payments.

Broker-dealers may also be paid trailing commissions by TCI, TISC or another affiliated broker-dealer. Trailing commissions are ongoing payments that are based on the value of the Plan’s continued investment in the Contracts. Trailing commissions are paid for ongoing distribution and retirement plan servicing that the broker- dealer may provide. Such retirement plan servicing may, if requested by the retirement plan sponsor, include (i) conducting participant enrollment meetings; (ii) providing general education to retirement plan participants regarding the terms and operation of the retirement plan and the investment options under the plan; and (iii) providing general education to the plan sponsor or its investment committee regarding the investment options under the plans. The trail compensation is payable under the agreement with the selling broker-dealer whether or not the broker-dealer or its representatives provide any such particular services to the plans or their participants. For the Contracts, the trailing commission paid is typically between 0.05% and 1.25%.

In addition, although not in connection with any particular retirement plan customer, broker-dealers who sell the Contracts may receive the following compensation from TCI, TISC or another affiliated broker-dealer: gifts valued at less than $100 annually, an occasional dinner or ticket to a sporting or entertainment event, or reimbursement in connection with attendance at educational meetings, financial advisor workshops or other events sponsored by TCI, TISC or their affiliates. TCI, TISC or their affiliated broker-dealers may also pay for, or reimburse a selling broker-dealer for, the costs associated with such selling broker-dealer’s marketing and sales force education and training efforts, including costs of national sales and education conferences. These payments offset a portion of a selling broker-dealer’s costs for such training and education conferences.

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Federal Income Tax Status

The ultimate effect of federal income taxes on payments and on the economic benefit to the Participant, annuitant, payee and beneficiary depends on the tax and employment status of the individual concerned.

The discussion which follows on the treatment of TFLIC and of the Contracts under U.S. federal income tax law is general in nature, is based upon TFLIC’s understanding of current federal income tax laws, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax law or of the current interpretations by the Internal Revenue Service. No attempt is made to consider any applicable state or other tax laws. Each Contractholder and Participant contemplating investment in the Contracts should consult a qualified tax adviser.

Tax Treatment of TFLIC

TFLIC is taxed as a life insurance company under the Code.

Investment income and gains from the assets of the Variable Funds Account and each Variable Funds Subaccount are reinvested and taken into account in determining the value of the Variable Funds Account and that Variable Funds Subaccount. Under existing federal income tax law, TFLIC is generally entitled to deductions for increases in reserves; those deductions offset any taxable income generated by the Variable Funds Account.

Investment income and gains from the assets of the Asset Allocation Funds Account and each Asset Allocation Funds Subaccount are reinvested and taken into account in determining the value of the Asset Allocation Funds Account and that Asset Allocation Funds Subaccount. Under existing federal income tax law, TFLIC is generally entitled to deductions for increases in reserves; those deductions offset any taxable income generated by the Asset Allocation Funds Account.

Section 403(b) Annuities

Purchase Payments made under a Contract meeting the requirements of Section 403(b) of the Code afford certain federal income tax benefits to employees of state educational organizations, and organizations which are tax- exempt under Section 501(c)(3) of the Code.

The employer may make contributions to the Contract or the employer may agree with the Participant that in return for employer contributions to the Contract, the Participant will take a reduction in salary or give up a salary increase. The agreement may not be changed with respect to earnings of the Participant while the agreement is in effect. The Participant can only make one agreement with his/her employer during the year, but the Participant may terminate the agreement at any time with respect to amounts not yet earned. No federal income tax is payable by the Participant on increases in the value of his/her Accumulation Account until payments are received by the Participant.

Purchase Payments meeting the requirements of Sections 402(g), Section 403(b) and Section 415 of the Code are not includable in the gross income of the Participant at the time they are made. Under Section 402(g) of the Code, Purchase Payments made under a reduction in salary or a give up in salary increase agreement (“elective deferrals”) are excluded from a Participant’s gross income to the extent of $18,500 for 2018 and $19,000 for 2019 (this limit is currently scheduled to be adjusted annually for inflation). The Section 402(g) limit will be reduced on a dollar for dollar basis by employee pre-tax elective deferrals made by that individual under a Section 401(k) Plan, a simplified employee pension plan, or other tax deferred annuity. All Purchase Payments under a Section 403(b) Contract are subject to the requirements of Section 415 of the Code, which in general limit contributions by or on behalf of a Participant to the lesser of $55,000 for 2018 and $56,000 for 2019 (an amount subject to indexation for inflation) or 100% of the Participant’s annual compensation. Participants under a Section 403(b) Contract who have attained age 50 may be entitled to exceed the limits of Sections 402(g) and 415 by up to $6,000 annually in calendar years 2015 - 2019 (an amount to be adjusted annually for inflation) and certain Participants with 15 or more years of service with their Plan sponsor may be eligible for an increase of up

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to $3,000 per year in the Section 415 limit (subject to a lifetime maximum of $15,000). The availability of the foregoing increases in limits will be subject to and may be limited by the terms of any underlying retirement Plan.

When Fixed Annuity payments commence, or if the Participant obtains a partial or full redemption of the Units credited to his/her Accumulation Account under the Contract, the amount received will be includable as ordinary income in the year received, except that such portion of any amount received as is deemed to represent a return of Purchase Payments originally included as gross income by the Participant will not be taxed. Full redemptions do not qualify for any special tax treatment which might otherwise be applicable to qualified plan lump sum distributions.

However, a Participant may delay including certain distributions in income by making a rollover transfer, subject to requirements set by the Code, to an Individual Retirement Account (or IRA), Section 403(b) annuity or an employer’s Section 401(a)/401(k) Plan or a governmental employer’s Section 457 Plan eligible and willing to accept such a rollover. A Participant may not rollover hardship distributions, distributions part of a series of installments or any required minimum distributions made after age 70 1⁄2, however.

If the Participant receives any amount under the Contract that does not qualify under one of the exceptions listed in the next sentence, the Participant must pay an additional tax of 10% of the amount of the distribution includable in gross income for the taxable year. The additional tax does not apply to distributions which are (1) made on or after the date on which the Participant attains age 59 1⁄2, (2) made to a beneficiary on or after the death of the Participant, (3) attributable to the Participant’s becoming permanently disabled, (4) made in a series of substantially equal periodic payments made for the life (or life expectancy) of the Participant or the joint lives (or joint life expectancies) of the Participant and his beneficiary, (5) made to a Participant after separation of service after attainment of age 55, (6) made to a Participant for medical care (not to exceed the amount deductible by the Participant), (7) paid to alternate payees under a qualified domestic relations order or (8) paid to the IRS pursuant to a levy to collect unpaid taxes.

Restrictions on Withdrawals of Elective Contributions. Any funds in the Participant’s account balance other than funds attributable to assets held at the close of the last year beginning before January 1, 1989 will be restricted from withdrawal except upon attainment of age 59 1⁄2, severance from employment, death, disability or hardship (hardship withdrawals are to be limited to the amount of the Participant’s own contributions exclusive of earnings). However, any funds in the Participant’s account balance attributable to employer contributions, if any, and the earnings thereon will not be restricted unless specifically provided for by the employer’s plan.

In tax years beginning after 1988, Section 403(b) Plans (other than church plans) will be subject to nondiscrimination and coverage requirements, as well as special rules with respect to minimum distributions.

Section 401(a) Plans

An employer maintaining a pension or profit sharing Plan which satisfies the requirements of Section 401(a) of the Code may make contributions to the Contract which are generally currently deductible by the employer and are not currently taxed to the Participants. The Code prescribes various limitations on the maximum amount which may be contributed on behalf of any Participant. Generally, annual contributions on behalf of a Participant may not exceed the Section limits, i.e. the lesser of the $55,000 for 2018 and $56,000 for 2019 (as indexed) or 100% of such Participant’s compensation. In the case of a 401(k) plan, the annual deferral limit for the Participant’s elective contributions under Section 402(g) of the Code is $18,500 for 2018 and $19,000 for 2019 (this limit is currently scheduled to be adjusted annually for inflation). In addition, Participants may make after-tax contributions to the Contract if their Section 401(a) Plan permits subject to the Section 415 limits and Participants who have attained age 50 may be entitled to exceed the dollar limits of Sections 402(g) and 415 by up to $6,000 annually in calendar years 2015 - 2019 (an amount currently scheduled to be adjusted annually for inflation). The availability of the foregoing increases in limits will be subject to and may be limited by the terms of the underlying Section 401(a) Plan.

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When Fixed Annuity payments commence, or if the Participant obtains a partial redemption of the Units credited to his/her Accumulation Account under the Contract, the amount received will be includable as ordinary income in the year received, except that such portion of any amount received as is deemed to represent a return of Participant after-tax Purchase Payments will not be taxed. Full redemptions to participants born before 1936 may qualify for 10 year income averaging (using 1986 tax rates) and/or partial treatment as capital gains for amounts attributable to pre-1974 service if the payment constitutes a “lump sum distribution,” as that term is defined in the Code, and if certain conditions are met.

The rules governing rollovers of distributions from a Section 401(a) Plan are parallel to those dealing with distributions from Section 403(b) annuities. If the Participant receives a direct distribution from the plan, automatic withholding of 20% will be made on the distribution even though it is rendered not currently taxable by the Participant’s subsequent rollover or transfer of the gross amount to an IRA, Section 403(b) annuity or an employer’s Section 401(a)/401(k) Plan or a governmental employer’s Section 457 Plan eligible and willing to accept such a rollover. Alternatively, the Participant may avoid the automatic 20% withholding by directing the plan to transfer the amount involved directly to an IRA, Section 403(b) annuity or an employer’s Section 401(a)/401(k) Plan or a governmental employer’s Section 457 Plan eligible and willing to accept such a rollover. See “Income Tax Withholding.” In addition, the 10% penalty on premature distributions from Section 403(b) annuities is also applicable to Section 401(a) Plan distributions.

Section 408 (IRA) Contracts

An individual, participating under a Contract which satisfies the requirements of Section 408 of the Code, may make contributions to the Contract. The Code prescribes various limitations on the maximum amounts which may be contributed by or on behalf of the Participant and on the deductibility of the contributions for federal income tax purposes. For 2019, a Participant’s total IRA contributions cannot exceed the lesser of $6,000 ($7,000 if age 50 or older), or the Participant’s taxable compensation for the year. For 2018, total contributions to all of the Participant’s IRAs cannot exceed the lesser of $5,500 ($6,500 if age 50 or older), or the Participant’s taxable compensation for the year. The IRA contribution limit does not apply to rollover contributions or qualified reservist repayments. If spouses file a joint Federal tax return, then an individual may be able to contribute to an IRA even if he/she did not have taxable compensation as long as their spouse did. The combined amount of contributions cannot exceed the taxable compensation reported on the joint tax return.

No federal income tax is payable by the Participant on increases in the value of his/her Accumulation Account until payments are received by the Participant. However, “excess contributions” to an IRA are taxed at 6% per year as long as the excess amounts remain in the IRA. An excess IRA contribution can occur by: (1) contributing more than the IRA contribution limit; (2) making a contribution to a traditional IRA at age 70 1⁄2 or older; or (3) making an improper rollover contribution to an IRA. In order to avoid the excess contributions tax the Participants must withdraw the excess contribution (along with any income earned on the excess contribution) by the due date of his/her individual income tax return (including extensions). Note, any earned income on excess contributions that is withdrawn will be subject to income tax, including (if applicable) the tax on premature distributions if received prior to attainment of age 59 1⁄2, unless an exception applies (see below).

When Fixed Annuity payments commence, or if the Participant obtains a partial redemption of the Units credited to his/her Accumulation Account under the Contract, the amount received will be includable as ordinary income in the year received, except that such portion of any amount received which is deemed to represent a return of Participant non-deductible Purchase Payments will not be taxed. Full or partial redemptions do not qualify for special capital gains treatment nor 10-year income averaging applicable to certain qualified plan distributions.

Any full or partial redemption will not be includable in ordinary income if the Participant rolls over the distribution within 60 days to an IRA, Section 403(b) annuity or an employer’s Section 401(a)/401(k) Plan or a governmental employer’s Section 457 Plan eligible and willing to accept such a rollover. Only one rollover per year is permitted between IRAs.

If the Participant receives any amount under the Contract prior to attainment of age 59 1⁄2, the Participant must pay an additional excise tax of 10% of the amount of the distribution includable in gross income for the taxable

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year. The additional tax does not apply to distributions which are (1) made to a beneficiary on or after the death of the Participant, (2) attributable to the Participant’s becoming permanently disabled, (3) made in a series of substantially equal periodic payments made for the life (or life expectancy) of the Participant or the joint lives (or joint life expectancies) of the Participant and his/her beneficiary, (4) in amounts not exceeding certain expenses in the year distributed, including deductible medical care expenses, qualified higher education expenses, qualified first-time home buyer costs (subject to a $10,000 maximum) and health insurance premiums paid by persons after receiving at least 12 weeks of unemployment compensation insurance payments, or (5) made in certain other circumstances.

Minimum Distribution Requirements

If the actual distributions from an IRA, Section 403(b) annuity or an employer’s Section 401(a)/401(k) Plan or Section 457 Plan are less than the minimum required to be distributed commencing by April 1 in the calendar year following the year the Participant attains age 70 1⁄2 or, in any case other than an IRA distribution and if still employed at that age, the year in which he retires (see “Annuity Purchase Date”) the difference is considered to be an excess accumulation and the IRS may impose a 50% excise tax on this excess amount.

Minimum distributions are also required upon the death of the participant. These required distributions depend on the beneficiary designated under the Plan or IRA and whether the Participant died before or on or after his or her required beginning date.

Section 457 Plans

Section 457 of the Code allows employees of or independent contractors who furnish services to a state or local government or other tax-exempt employer to establish a deferred compensation plan allowing the deferral of certain limited amounts of compensation. Generally, the annual deferral limit is the lesser of $18,500 for 2018 and $19,000 for 2019 (this limit is currently scheduled to be adjusted annually for inflation) or 100% of the Participant’s includable compensation. Depending on plan terms, Section 457 Plans may also allow additional catch-up contributions in the three years before reaching normal retirement age, after reaching age 50, or both. State and local government includes a state, a political subdivision of a state, any agency or instrumentality of either of them, a tax-exempt rural electric cooperative or its tax-exempt affiliates. All amounts deferred and property bought with those amounts or income earned on those amounts under Section 457 Plans of non-governmental tax-exempt employers must remain the property of the employer and are subject to the claims of its general creditors. The assets of Section 457 Plans of state and local governments must be held in trust for the “exclusive benefit” of the Participants (and their beneficiaries). Distributions from a Section 457 Plan are subject to Section 401(a)(9) of the Code in addition to the rules applicable under Section 457 of the Code and must begin no later than the April 1st of the calendar year following the year in which the participant attains age 70 1⁄2 or, if later, the year in which he retires. Distributions from Section 457 Plans are generally taxable as ordinary income when paid or, in the case of distributions from Section 457 Plans of non-governmental tax-exempt employers, when made available. Distributions may be directly transferred without tax to a Section 457 Plan or, if paid by the Section 457 Plan of a governmental employer, rolled over under the same rules as govern rollovers of distributions from Section 403(b) plans.

Distributions from Section 457 Plans are not subject to the special 10% excise tax for early distribution unless attributable to amounts rolled into that Plan from another type of Plan (such as an employer’s Section  401(a) Plan) the distributions would be subject to the excise tax.

Non-Qualified Deferred Compensation Contracts

Taxable employers may establish a non-qualified deferred compensation arrangement funded by non-qualified deferred compensation contracts. Such arrangements include, but are not limited to, excess benefit plans, supplemental executive retirement plans, and plans maintained by an employer primarily for a select group of management or highly compensated employees. Taxable employers for these non-qualified deferred compensation arrangements include corporations, partnerships, S corporations and any of their affiliates or subsidiaries. Contributions are determined on the arrangement’s definition of compensation. All amounts

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deferred, and any income earned thereon, remain the property of the employer and are subject to the claims of its general creditors, although the employer may place funds in a “rabbi” or “secular” trust. These arrangements can be subject to Code Section 409A, which requires that distributions be made only upon the occurrence of certain events, including separation from service, disability, death, unforeseeable emergency, or at a specified time or pursuant to a fixed schedule. In general, under Code Section 72(u) the annual increase in the value of the annuity contract is currently taxable to the employer. Further, no deduction is available to the employer until paid out. As a general rule, the Participant is subject to taxation upon receipt of the funds. However, if an arrangement fails to comply with Code section 409A, additional interest and income tax may apply to the Participant.

Income Tax Withholding

Unless the Participant or payee elects to have no withholding, the taxable portion of distributions under a Contract will be subject to income tax withholding under federal and certain state laws. TFLIC will notify recipients of taxable distributions under a Contract of their right to elect not to have withholding apply, if available.

For NQDC Contracts and Section 457 Plans of non-governmental tax-exempt employers, Form W-2 withholding by the employer may be required.

For other Contracts other than under IRAs, mandatory 20% federal income tax withholding applies unless the distributions either are:

1.

Part of a series of substantially equal periodic payments (at least annually) for the participant’s life or life expectancy, the joint lives or life expectancies of the participant and his/her beneficiary, or a period certain of not less than 10 years, or

2.	Required by the Code upon the participant’s attainment of age 70 1⁄2 (or retirement) or death, or

3.	Made on account of hardship.

Such withholding will apply even if the distribution is rolled over into another plan qualified to receive the same, including an IRA. The withholding can be avoided if the participant’s interest is directly transferred to that other plan. A direct transfer to the new plan can be made only in accordance with the terms of the old plan. If withholding is not avoided, the amount withheld may be subject to income tax and penalties unless an equivalent amount is rolled over.

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Performance Data

From time to time the performance of one or more of the Subaccounts may be advertised. The performance data contained in these advertisements is based upon historical earnings and is not indicative of future performance. The data for each Variable Funds Subaccount reflects the results of the corresponding Underlying Investment and recurring charges and deductions borne by or imposed on the Variable Funds Subaccount and on the corresponding Underlying Investment. The data for each Asset Allocation Funds Subaccount reflects the results of the underlying Variable Funds Subaccounts invested in and the corresponding Underlying Investments and recurring charges and deductions borne by or imposed on the Asset Allocation Funds Subaccount, the underlying Variable Funds Subaccounts and the corresponding Underlying Investments. Set forth below for each Subaccount is the manner in which the data contained in such advertisements will be calculated.

Variable Funds Government Money Market Subaccount

The performance data for this Subaccount will reflect “yield,” “effective yield” and “total return”. The “yield” of the Subaccount refers to the income generated by an investment in the Subaccount over the seven day period stated in the advertisement. This income is “annualized,” that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly, but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. The total return is calculated as shown below.

Other Variable Funds Subaccounts

The performance data for these Subaccounts will reflect “yield” and “total return”. The “yield” of each of these Subaccounts refers to the income generated by an investment in that Subaccount over the 30 day period stated in the advertisement and is the result of dividing that income by the value of the Subaccount. The value of each Subaccount is the average daily number of Units outstanding multiplied by the Unit Value on the last day of the period. The “yield” reflects deductions for all charges, expenses, and fees of both the Underlying Investment and the Subaccount itself. “Annualized total return” for each of these Subaccounts and the Variable Funds Government Money Market Subaccount refers to the return a Contractholder would receive during the period indicated if a $1,000 Purchase Payment was made the indicated number of years ago. It reflects historical investment results less charges and deductions of both the Underlying Investment and the Subaccount itself, with the distribution being made in cash rather than in the form of one of the settlement options, at the close of the period for which the “annualized total return” data is given.

Asset Allocation Funds Subaccounts

The performance data for the Asset Allocation Funds Subaccounts will reflect “yield” and “total return.” The “yield” of each of the Asset Allocation Funds Subaccounts refers to the income generated by an investment in that Asset Allocation Funds Subaccount over the 30 day period stated in the advertisement and is the result of dividing that income by the value of the Asset Allocation Funds Subaccount. The value of each Asset Allocation Funds Subaccount is the average daily number of Units outstanding multiplied by the Unit Value on the last day of the period. The “yield” reflects deductions for all charges, expenses, and fees. “Annualized total return” for each of the Asset Allocation Funds Subaccounts refers to the return a Contractholder would receive during the period indicated if a $1,000 Purchase Payment was made the indicated number of years ago. It reflects historical investment results less charges and deductions, with the distribution being made in cash rather than in the form of one of the settlement options, at the close of the period for which the “annualized total return” data is given.

Information Relating To All Subaccounts

Total return is historical in nature and is not intended to indicate future performance. Total return will be quoted for the most recent one-year period, and annualized total return will be quoted for the most recent five-and ten-year periods, or the period from the commencement of operations of the Subaccount (or its corresponding Underlying Investment or predecessor separate account), if shorter.

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Actual total return quotations may also be advertised for other specified periods, such as calendar years and calendar quarters. Cumulative total return for periods of more than one year may also be quoted. These figures will be accompanied by the standard, annualized total return quotations.

From time to time, information may be provided concerning general economic conditions and supplying comparative performance data and rankings, with respect to comparable investments for the same period, for unmanaged market indices such as the Dow Jones Industrial Average and the Standard and Poor’s 500, and from recognized independent sources such as Money, Forbes, Barron’s, Lipper Analytical Services, Inc., Frank Russell Universe Data and Morningstar.

In addition, reference may be made in advertisements to various indices including, without limitation, the Standard & Poor’s 500 Stock Index, Barclays Capital Aggregate Index, and Russell 1000 Index, in order to provide the reader a basis of comparison for performance.

Please note that the investment results of each Subaccount will fluctuate over time.

Average Annual Total Returns

The annualized total return for the Subaccounts is shown for the periods ended December 31, 2018 indicated in the table below.

Fund Name	1 Year	5 Years	10 Years
Government Money Market[1]	0.51%	0.10%	0.05%
High Quality Bond[2]	0.15%	0.02%	1.36%
Inflation-Protected Securities[3]	-2.34%	0.16%	2.10%
Intermediate Bond[4]	-1.73%	1.64%	3.63%
High Yield Bond[5]	-3.47%	2.53%	9.74%
Balanced II6	-4.56%	4.77%	8.85%
Large Value Opportunities[7]	-9.53%	3.69%	9.66%
Large Core[8]	-7.60%	6.15%	11.36%
Large Growth[9]	-1.31%	8.91%	13.35%
Small Cap Core[10]	-14.90%	0.19%	9.07%
International Equity[11]	-16.74%	-2.09%	3.67%
Calvert Series	-3.70%	3.60%	8.03%
Short Horizon	-2.62%	1.28%	4.08%
Intermediate Horizon	-5.92%	2.18%	6.52%
Intermediate/Long Horizon	-7.65%	2.51%	7.61%

The 7-Day Yield was 1.03% as of December 31, 2018.

The 7-Day Effective Yield was 1.04% as of December 31, 2018.

(1)

Total returns calculated for any period for the Government Money Market Subaccount reflect the performance of the Transamerica Partners Government Money Market Portfolio prior to October 13, 2017 and the performance of the Transamerica Government Money Market Fund thereafter.

(2)

Total returns calculated for any period for the High Quality Bond Subaccount reflect the performance of the Transamerica Partners High Quality Bond Portfolio prior to April 21, 2017 and the performance of the Transamerica High Quality Bond Fund thereafter.

(3)

Total returns calculated for any period for the Inflation-Protected Subaccount reflect the performance of the Transamerica Partners Inflation-Protected Portfolio prior to April 21, 2017 and the performance of the Transamerica Inflation-Protected Fund thereafter.

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(4)

Total returns calculated for any period for the Intermediate Bond Subaccount reflect the performance of the Transamerica Partners Core Bond Portfolio prior to March 24, 2017 and the performance of the Transamerica Intermediate Bond Fund thereafter.

(5)

Total returns calculated for any period for the High Yield Bond Subaccount reflect the performance of the Transamerica Partners High Yield Bond Portfolio prior to March 24, 2017 and the performance of the Transamerica High Yield Bond Fund thereafter.

(6)

Total returns calculated for any period for the Balanced II Subaccount reflect the performance of the Transamerica Partners Balanced Portfolio prior to September 15, 2017 and the performance of the Transamerica Balanced II Fund thereafter.

(7)

Total returns calculated for any period for the Large Value Opportunities Subaccount reflect the performance of the Transamerica Partners Large Value Portfolio prior to May 5, 2017 and the performance of the Transamerica Large Value Opportunities thereafter.

(8)

Total returns calculated for any period for the Large Core Subaccount reflect the performance of the Transamerica Partners Large Core Portfolio prior to March 10, 2017 and the performance of the Transamerica Large Core Fund thereafter.

(9)

Total returns calculated for any period for the Large Growth Subaccount reflect the performance of the Transamerica Partners Large Growth Portfolio prior to March 10, 2017 and the performance of the Transamerica Large Growth Fund thereafter.

(10)

Total returns calculated for any period for the Small Cap Core Subaccount reflect the performance of the Transamerica Partners Small Core Portfolio prior to May 5, 2017 and the performance of the Transamerica Small Cap Core Fund thereafter.

(11)

Total returns calculated for any period for the International Equity Subaccount reflect the performance of the Transamerica Partners International Equity Portfolio prior to March 10, 2017 and the performance of the Transamerica International Equity Fund thereafter.

The table above assumes that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distribution from the corresponding series (or its predecessor investment vehicle) were reinvested, and that a Contractholder surrendered the Contract for cash, rather than electing commencement of annuity benefits in the form of one of the Settlement Options available, at the end of the period shown. The average annual total return percentages shown in the table reflect the annualized historical rates of return and deductions for all charges, expenses, and fees which would be imposed on the payment assumed by both the corresponding Underlying Investment and the corresponding Subaccount.

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Legal Proceedings

We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Contract.

The Company was the subject of inquiries and remains under audits and market conduct examinations with a focus on the handling of unreported claims and abandoned property. The audits and related examination activity may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, and administrative penalties. The Company previously implemented changes in the procedures for the identification of unreported claims and handling of escheatable property to comply with the terms of regulatory agreements and newly adopted laws and regulations. The Company does not believe that any regulatory actions or agreements that result from these audits and examinations will have a material adverse impact on our ability to meet our obligations.

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Cyber Security Risks

Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of our information technology or communications systems may result in a material adverse effect on our results of operations and corporate reputation.

Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.

A computer system failure or security breach may disrupt our business, damage our reputation and adversely affect our results of operations, financial condition and cash flows.

We rely heavily on computer and information systems and internet and network connectivity to conduct a large portion of our business operations. This includes the need to securely store, process and transmit confidential information, including personal information, through a number of complex systems. In many cases this also includes transmission and processing to or through commercial customers, business partners and third-party service providers. The introduction of new technologies, computer system failures, cyber-crime attacks or security or privacy breaches may materially disrupt our business operations, damage our reputation, result in regulatory and litigation exposure, investigation and remediation costs, and materially and adversely affect our results of operations, financial condition and cash flows.

The information security risk that we face includes the risk of malicious outside forces using public networks and other methods, including social engineering and the exploitation of targeted offline processes, to attack our systems and information. It also includes inside threats, both malicious and accidental. For example, human error and lack of sufficiently automated processing can result in improper information exposure or use. We also face risk in this area due to its reliance in many cases on third-party systems, all of which may face cyber and information security risks of their own. Third-party administrators or distribution partners used by us or our subsidiaries may not adequately secure their own information systems and networks, or may not adequately keep pace with the dynamic changes in this area. Potential bad actors that target us and our applicable third parties may include, but are not limited to, criminal organizations, foreign government bodies, political factions, and others.

In recent years information security risk has increased sharply due to a number of developments in how information systems are used by companies such as us, but also by society in general. Threats have increased as criminals and other bad actors become more organized and employ more sophisticated techniques. At the same time companies increasingly make information systems and data available through the internet, mobile devices or other network connections to customers, employees and business partners, thereby expanding the attack surface that bad actors can exploit.

Large, global financial institutions such as us have been, and will continue to be subject to information security attacks for the foreseeable future. The nature of these attacks will also continue to be unpredictable, and in many cases may arise from circumstances that are beyond our control. If we fail to adequately invest in defensive infrastructure, technology and processes or to effectively execute against its information security strategy, it may suffer material adverse consequences.

To date the highest impact information security incidents that we have experienced are believed to have been the result of e-mail phishing attacks targeted at our business partners and commercial customers. This in turn led to unauthorized use of valid our website credentials to engage in fraudulent transactions and improper data

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exfiltration. Additionally, we have also faced other types of attacks Although to our knowledge these events have thus far not been material in nature, our management believes that significant investment will be required to establish and maintain adequate information security systems that are capable of addressing the possibility of these types of attacks, as well as for the possibility of more significant and sophisticated information security attacks, in the future. There is no guarantee that the measures that we take will be sufficient to stop all types of attacks or mitigate all types of information security or privacy risks.

We maintain cyber liability insurance to help decrease the impact of cyber-attacks and information security events, subject to the terms and conditions of the policy, however such insurance may not be sufficient to cover all applicable losses that we may suffer.

The Transamerica Chief Information Security Officer oversees the company’s information security program, and provides reporting up to company management and, directly or indirectly, to the Board of Directors, as well as Aegon’s Global Chief Information Security Officer.

A breach of data privacy or security obligations may disrupt our business, damage our reputation and adversely affect financial conditions and results of operations.

Pursuant to applicable laws, various government agencies and independent administrative bodies have established numerous rules protecting the privacy and security of personal information and other confidential information held by us. For example, certain of our businesses are subject to laws and regulations enacted by U.S. federal and state governments, the E.U. or other non-U.S. jurisdictions and/or enacted by various regulatory organizations relating to the privacy and/or security of the information of customers, employees or others. The New York Department of Finance Services (NYDFS), pursuant to its cybersecurity regulation, requires financial institutions regulated by the NYDFS, including certain Aegon subsidiaries, to, among other things, satisfy an extensive set of minimum cyber security requirements, including but not limited to governance, management, reporting, policy, technology and control requirements. Numerous other U.S. laws also impose various information security and privacy related obligations with respect to various Aegon subsidiaries operating in the U.S., including but not limited to the Gramm-Leach-Bliley Act and related state laws (GLBA), and the Health Insurance Portability and Accountability Act (HIPAA), among many others. Other legislators and regulators with jurisdiction over our businesses are considering potential enhanced information security risk management and privacy rules and regulations. A number of Transamerica’s companies are also subject to contractual restrictions with respect to the information of our clients and business partners. A number of our systems, employees and business partners have access to, and routinely process, the personal information of consumers. We rely on various processes and controls to protect the confidentiality, integrity and availability of personal information and other confidential information that is accessible to, or in the possession of, us, our systems, employees and business partners. It is possible that an employee, business partner or system could, intentionally or unintentionally, inappropriately disclose or misuse personal or confidential information. Our data or data in our possession could also be the subject of an unauthorized cyber intrusion or cybersecurity attack. If we fail to maintain adequate processes and controls or if we or our business partners fail to comply with relevant laws and regulations, policies and procedures, misappropriation or intentional or unintentional inappropriate disclosure or misuse of personal information or other confidential information could occur. Such control inadequacies or non-compliance could cause disrupted operations and misstated or unreliable financial data, materially damage our reputation or lead to increased regulatory scrutiny or civil or criminal penalties or litigation, which, in turn, could have a material adverse effect on our business, financial condition and results of operations. In addition, we analyse personal information and customer data to better manage our business, subject to applicable laws and regulations and other restrictions. It is possible that additional regulatory or other restrictions regarding the use of such techniques may be imposed. Additional privacy and security obligations have been imposed by various governments with jurisdiction over Aegon or its subsidiaries in recent years, and more such obligations are likely to be imposed in the near future. Such restrictions and obligations could have material impacts on our business, financial conditions and/or results of operations.

For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: www.transamerica.com/individual/privacy-policy and www.transamerica.com/individual/terms-of-use.

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Statutory Basis Financial Statements

The statutory basis financial statements for TFLIC, included in the Statement of Additional Information, should be distinguished from the financial statements of Transamerica Variable Funds and Transamerica Asset Allocation Variable Funds and should be considered only as bearing on the ability of TFLIC to meet its obligations under the Contracts. The statutory basis financial statements of TFLIC should not be considered as bearing on the investment performance of the assets held in Transamerica Variable Funds or Transamerica Asset Allocation Variable Funds.

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Additional Information

This Prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted (including statutory basis financial statements relating to TFLIC) pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC’s principal office in Washington, DC, upon payment of the fees prescribed by the Commission.

For further information with respect to TFLIC and the Contracts offered by this Prospectus, including the Statement of Additional Information (which includes statutory basis financial statements relating to TFLIC), contact TFLIC at its address or phone number set forth on the cover of this Prospectus.

For further information with respect to the Funds, Transamerica Funds or Transamerica Asset Management, Inc., including the Funds’ Statement of Additional Information, contact Transamerica Asset Management, Inc. at 1801 California Street, Suite 5200, Denver, CO 80202, or call 1-888-233-4339.

For further information with respect to the Calvert Series, CVS or Calvert Research and Management, including the Calvert Series’ Statement of Additional Information, contact CVS at 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009, or call (301) 951-4820.

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Miscellaneous

The Accounts are separate registered accounts of TFLIC. There is a possibility that one Account might become liable for a misstatement in this Prospectus about another Account. TFLIC believes this possibility is remote.

Householding

The Company may send only a single copy of prospectuses and shareholder reports to Participants residing in the same household in lieu of sending a copy to each individual Participant. A Participant may elect to receive an individual copy of prospectuses and shareholder reports by contacting the Company at its address or phone number set forth on the cover of this Prospectus.

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51

Request Form for Statement of Additional Information

REQUEST FOR

TRANSAMERICA VARIABLE FUNDS

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

STATEMENT OF ADDITIONAL INFORMATION

Detach and return in an envelope addressed to:

Transamerica Financial Life Insurance Company

440 Mamaroneck Avenue

Harrison, New York 10528

Please make sure that your name and the address to which you wish TFLIC to send the current Statement of Additional Information appears below:

Name

Address

Employer

Information about contracts can also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Reports and other information about the Funds and the Calvert Series are available in the EDGAR database on the Commission’s Internet site at: www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

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Appendix A — Transamerica Asset Allocation Funds Subaccounts

TRANSAMERICA ASSET ALLOCATION FUNDS SUBACCOUNTS

As described in the prospectus, under normal market conditions the assets of each Asset Allocation Funds Subaccount are invested in Bond, Stock, and Government Money Market Subaccounts approximately as follows:

	Normal Approximate Allocations
	Bond Subaccounts	Stock Subaccounts	Government Money Market Subaccount
Short Horizon	89.8%	10%	0.2%
Intermediate Horizon	49.8%	50%	0.2%
Intermediate/Long Horizon	29.8%	70%	0.2%

TAM selects the underlying Subaccounts and the relative amounts to be invested in them. The Bond Subaccounts reflect a mix of short-term bonds, intermediate-term bonds, and high yield bonds. The Stock Subaccounts reflect a mix of large, mid, and small cap domestic stocks as well as international stocks.

Currently, TAM seeks to allocate an Asset Allocation Funds Subaccount’s bond investments among sub-asset classes according to the following target percentages, under normal market conditions:

Sub-Asset Class	Potential Asset Allocation Range	Underlying Subaccounts Available
Intermediate-term bonds	20-70%	Intermediate Bond Subaccount Inflation-Protected Securities Subaccount
Short-term bonds	0-25%	High Quality Bond Subaccount
High-yield bonds	0-15%	High Yield Bond Subaccount

Currently, TAM seeks to allocate an Asset Allocation Funds Subaccount’s stock investments among sub-asset classes according to the following target percentages, under normal market conditions:

Sub-Asset Class	Potential Asset Allocation Range	Underlying Subaccounts Available
Large cap stocks	0-40%	Large Core Subaccount Large Value Opportunities Subaccount Large Growth Subaccount
Small and mid-cap stocks	0-25%	Small Cap Core Subaccount
International stocks	0-25%	International Equity Subaccount

In the short term, actual asset allocations may vary due to short term changes in cash flows caused by transfers into and out of the Asset Allocation Funds Subaccounts. Under normal circumstances each Asset Allocation Funds Subaccount invests in the Government Money Market Subaccount in minimal amounts for cash management and liquidity purposes. However, TAM may allocate the assets of each Asset Allocation Funds Subaccount without limit to the Government Money Market Subaccount in attempting to respond to adverse market, political or other conditions or to process a large transfer into or out of an Asset Allocation Funds Subaccount.

The Asset Allocation Funds Subaccounts are not required to invest in all of the underlying subaccounts available, nor are they required to invest in any particular underlying subaccount. TAM may change the overall asset allocations between Bond and Stock Subaccounts at any time to reflect its current strategy for asset allocation, and also may change the relative amounts invested in a particular sub-asset class, at any time. From time to time, TAM may select new or different underlying subaccounts than those listed on this Appendix A, without prior approval or notice to contractholders.

A-1

Appendix B — Summary Prospectuses of the Transamerica Funds and the Calvert Series

B-1

Statement of Additional Information

May 1, 2019

Group Variable Annuity Contracts

Issued By

Transamerica Variable Funds, Transamerica Asset Allocation Variable Funds

and

Transamerica Financial Life Insurance Company

440 Mamaroneck Avenue, Harrison, NY 10528

(800) 755-5801

This Statement of Additional Information (“SAI”) is NOT a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 2019, and supplemented from time to time (the “Prospectus”), for the Group Variable Annuity Contracts issued by Transamerica Financial Life Insurance Company (“TFLIC”) which invest in Transamerica Variable Funds (the “Variable Funds Account”) or Transamerica Asset Allocation Variable Funds (the “Asset Allocation Account”, and, together with the Variable Funds Account, the “Accounts”). The Prospectus is available, at no charge, by writing TFLIC at 440 Mamaroneck Avenue, Harrison, New York 10528 or by calling (800) 755-5801.

A separate SAI is available without charge for Calvert Variable Series, Inc. (“CVS”) of which the Calvert VP SRI Balanced Portfolio is part by writing to CVS at 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009 or by calling (301) 951-4820.

A separate SAI is available without charge for each series of Transamerica Funds available under the Contracts by writing to Transamerica Asset Management, Inc. at 1801 California Street, Suite 5200, Denver, CO 80202 or by calling 1-888-233-4339.

This SAI includes information which may be of interest to investors but which is not necessarily included in the Prospectus.

There are twelve Subaccounts of Transamerica Variable Funds (the “Variable Funds Subaccounts”) and three Subaccounts of Transamerica Asset Allocation Variable Funds (the “Asset Allocation Subaccounts”) that are presently available for investment under the Contracts. Each Asset Allocation Subaccount invests in a combination of the Variable Funds Subaccounts (other than the Variable Funds Subaccounts which invest in the Balanced II Fund and the Calvert Series), and certain of the Variable Funds Subaccounts (other than the Calvert Series Subaccount which invests in the Calvert Series), in turn, invest in a corresponding series of Transamerica Funds (the “Funds”). This Statement of Additional Information provides additional information about the Asset Allocation Subaccounts.

Description of Transamerica Asset Allocation Variable Funds Subaccounts

This section of the Statement of Additional Information provides certain information relating to the Asset Allocation Subaccounts.

The Transamerica Asset Allocation Variable Funds account (“Asset Allocation Account”) is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”) as a management investment company. The Asset Allocation Account was established by Transamerica Financial Life Insurance Company (“TFLIC”) under New York Insurance Law on April 15, 1996.

Each of the Asset Allocation Subaccounts seeks its investment objective by investing in a combination of the Government Money Market, Bond and Stock Variable Funds Subaccounts, certain of which, in turn, invest in the corresponding series of the Funds.

Transamerica Asset Management, Inc. (“TAM” or the “Investment Manager”) is the investment manager for the Asset Allocation Subaccounts.

Each Asset Allocation Subaccount is non-diversified.

For certain purposes herein, the Asset Allocation Subaccounts are grouped as follows:

Asset Allocation Subaccounts: Transamerica Asset Allocation — Intermediate Horizon, Transamerica Asset Allocation — Intermediate/Long Horizon, and Transamerica Asset Allocation — Short Horizon Funds.

Investment Objectives and Policies

The investment objective of each Asset Allocation Subaccount and the strategies each Asset Allocation Subaccount employs to achieve its objective are described in the prospectus. There can be no assurance that an Asset Allocation Subaccount will achieve its objective.

Each Asset Allocation Subaccount’s investment objective and, unless otherwise noted, its investment policies and techniques may be changed by the Board without approval of shareholders. A change in the investment objective or policies of an Asset Allocation Subaccount may result in the Asset Allocation Subaccount having an investment objective or policies different from those which a shareholder deemed appropriate at the time of investment.

Whenever a Variable Funds or Asset Allocation Subaccount is requested to vote on a fundamental policy of a Fund, the Company will follow the procedures described in the prospectus under the section entitled “Voting Rights.”

Investment Policies

Fundamental Investment Policies

Fundamental investment policies of each Asset Allocation Subaccount may not be changed without the vote of a majority of the outstanding voting securities of the Asset Allocation Subaccount, defined under the 1940 Act as the lesser of (a) 67% or more of the voting securities of the Subaccount present at a shareholder/investor meeting, if the holders of more than 50% of the outstanding voting securities of the Asset Allocation Subaccount are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Asset Allocation Subaccount.

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Each Asset Allocation Subaccount has adopted the following fundamental policies:

1. Borrowing

The Asset Allocation Subaccount may not borrow money, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

2. Underwriting Securities

The Asset Allocation Subaccount may not engage in the business of underwriting the securities of other issuers except as permitted by the 1940 Act.

3. Making Loans

The Asset Allocation Subaccount may not make loans, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4. Senior Securities

The Asset Allocation Subaccount may not issue any senior security, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5. Real Estate

The Asset Allocation Subaccount may not purchase or sell real estate except as permitted by the 1940 Act.

6. Commodities

The Asset Allocation Subaccount may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

7. Concentration of Investments

The Asset Allocation Subaccount may not make any investment if, as a result, the Asset Allocation Subaccount’s investments will be concentrated in any one industry, as the relevant terms are used in the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.

Solely for purposes of the above fundamental investment policies, the “1940 Act” shall mean the Investment Company Act of 1940 and the rules and regulations thereunder, all as amended from time to time, or other successor law governing the regulation of investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (the “SEC”), the SEC staff or other authority, or exemptive or other relief or permission from the SEC, SEC staff or other authority.

Additional Information about Fundamental Investment Policies:

The following provides additional information about each of the fundamental investment policies. This information does not form part of the fundamental investment policies.

With respect to the fundamental policy relating to borrowing money set forth in (1) above, the 1940 Act permits an Asset Allocation Subaccount to borrow money in amounts of up to one-third of the Asset Allocation Subaccount total assets from banks for any purpose, and to borrow up to 5% of the Asset Allocation Subaccount’s total assets

4

from banks or other lenders for temporary purposes (the Asset Allocation Subaccount total assets include the amounts being borrowed). To limit the risks attendant to borrowing, the 1940 Act requires the Asset Allocation Subaccount’s to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Asset Allocation Subaccount’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.

With respect to the fundamental policy relating to underwriting set forth in (2) above, the 1940 Act does not prohibit an Asset Allocation Subaccount from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, the 1940 Act permits an Asset Allocation Subaccount to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of the Asset Allocation Subaccount’s underwriting commitments, when added to the value of the Asset Allocation Subaccount’s investments in issuers where the Asset Allocation Subaccount owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. An Asset Allocation Subaccount engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”). Under the 1933 Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus. Securities purchased from an issuer and not registered for sale under the 1933 Act are considered restricted securities. If these securities are registered under the 1933 Act, they may then be eligible for sale but participating in the sale may subject the seller to underwriter liability. Although it is not believed that the application of the 1933 Act provisions described above would cause an Asset Allocation Subaccount to be engaged in the business of underwriting, the policy in (2) above will be interpreted not to prevent the Asset Allocation Subaccount from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the Asset Allocation Subaccount may be considered to be an underwriter under the 1933 Act.

With respect to the fundamental policy relating to lending set forth in (3) above, the 1940 Act does not prohibit an Asset Allocation Subaccount from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets. Each Asset Allocation Subaccount will be permitted by this policy to make loans of money, including to other funds, Asset Allocation Subaccounts, portfolio securities or other assets. An Asset Allocation Subaccount would have to obtain exemptive relief from the SEC to make loans of money to other funds and Asset Allocation Subaccounts.

With respect to the fundamental policy relating to issuing senior securities set forth in (4) above, “senior securities” are defined as Asset Allocation Subaccount obligations that have a priority over the Asset Allocation Subaccount’s shares with respect to the payment of dividends or the distribution of Asset Allocation Subaccount’s assets. The 1940 Act prohibits an Asset Allocation Subaccount from issuing senior securities, except that the Asset Allocation Subaccount may borrow money in amounts of up to one-third of the Asset Allocation Subaccount’s total assets from banks for any purpose. An Asset Allocation Subaccount also may borrow up to 5% of the Asset Allocation Subaccount’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by an Asset Allocation Subaccount can increase the speculative character of the Asset Allocation Subaccount’s outstanding shares through leveraging.

With respect to the fundamental policy relating to real estate set forth in (5) above, the 1940 Act does not prohibit an Asset Allocation Subaccount from owning real estate; however, an Asset Allocation Subaccount is limited in the amount of illiquid assets it may purchase. To the extent that investments in real estate are considered illiquid, the current SEC staff position generally limits an Asset Allocation Subaccount’s purchases of illiquid securities to 15% of net assets. The policy in (5) above will be interpreted not to prevent an Asset Allocation Subaccount from investing in real estate-related companies, companies whose businesses consist in whole or in part of investing in real estate, mortgage-backed securities instruments (like mortgages) that are secured by real estate or interests therein, or real estate investment trust securities. Investing in real estate may involve risks, including that real estate is generally considered illiquid and may be difficult to value and sell. In addition, owners of real estate may be subject to various liabilities, including environmental liabilities.

With respect to the fundamental policy relating to commodities set forth in (6) above, the 1940 Act does not prohibit an Asset Allocation Subaccount from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currency futures). However, an Asset Allocation

5

Subaccount is limited in the amount of illiquid assets it may purchase. To the extent that investments in commodities are considered illiquid, the current SEC staff position generally limits an Asset Allocation Subaccount’s purchases of illiquid securities to 15% of net assets.

With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of an Asset Allocation Subaccount’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; securities of foreign governments; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country as an issuer’s domicile will not be considered an industry for purposes of the policy. A type of investment will not be considered to be an industry under the policy. The policy also will be interpreted to give broad authority to an Asset Allocation Subaccount as to how to classify issuers within or among industries.

The Asset Allocation Subaccount’s fundamental policies are written and will be interpreted broadly. For example, the policies will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC, its staff and others as they are given from time to time. When a policy provides that an investment practice may be conducted as permitted by the 1940 Act, the practice will be considered to be permitted if either the 1940 Act permits the practice or the 1940 Act does not prohibit the practice.

The investment practices described above involve risks. Please see the prospectus and this SAI for a description of certain of these risks.

Non-Fundamental Policies

The Asset Allocation Subaccounts have adopted the following non-fundamental policies, which may be changed by the Board without investor approval.

As a matter of operating policy, each Asset Allocation Subaccount may not:

(1)	Control of Portfolio Companies. Invest in companies for the purpose of exercising management or control;

(2)

Illiquid Securities. Purchase a security if, as a result of such purchase, more than 15% of the value of each Asset Allocation Subaccount’s net assets would be invested in illiquid securities or other securities that are not readily marketable;

(3)	Oil and Gas Programs. Purchase participations or other direct interests or enter into leases with respect to, oil, gas, other mineral exploration or development programs;

(4)	Options. Invest in options;

(5)

Ownership of Portfolio Securities by Officers and Directors. Purchase or retain the securities of any issuer if, to the knowledge of the Board of the Asset Allocation Account, those officers and directors of TFLIC and TAM, who each owns beneficially more than .5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities;

(6)

Unseasoned Issuers. Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government or any foreign government, their agencies or instrumentalities) if, as a result, more than 5% of the value of each Subaccount’s total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, including predecessors and unconditional guarantors; or

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(7)	Warrants. Invest in warrants.

Each Asset Allocation Subaccount may invest more than 5% of its assets in any one Variable Funds Subaccount, and each Asset Allocation Subaccount may invest substantially all of its assets, collectively, in Variable Funds Subaccounts.

Because of their investment objectives and policies, the Asset Allocation Subaccounts will each concentrate more than 25% of their assets in the investment company industry. In accordance with the Asset Allocation Subaccounts’ investment programs set forth in the Prospectus, each of the Asset Allocation Subaccounts may invest more than 25% of its assets in certain of the Variable Funds Subaccounts. However, each of the Funds in which each Variable Funds Subaccount will invest will not concentrate more than 25% of its total assets in any one industry (except that the Money Market Fund reserves the right to concentrate 25% or more of its assets in obligations of domestic branches of domestic banks).

Commodity Exchange Act Registration

The Investment Manager has registered as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) with respect to its service as investment manager to Transamerica Inflation-Protected Securities Fund. Compliance with applicable Commodity Futures Trading Commission (“CFTC”) disclosure, reporting and recordkeeping regulations is expected to increase portfolio expenses.

The Investment Manager relies on CFTC Rule 4.12(c)(3) with respect to Transamerica Inflation Protected Securities. CFTC Rule 4.12(c)(3) relieves the Investment Manager from certain CFTC recordkeeping, reporting and disclosure requirements.

The remaining Funds are operated by the Investment Manager pursuant to an exclusion from registration as a CPO with respect to such Funds under the CEA, and therefore, are not subject to registration or regulation with respect to the Funds under the CEA. These Funds are limited in their ability to enter into commodity interests positions subject to CFTC jurisdiction.

Management of the Asset Allocation Account

The management of each Asset Allocation Subaccount’s business and affairs is the responsibility of the Board of Directors of Transamerica Financial Life Insurance Company (“TFLIC”). The Board of Directors of TFLIC has established a managing board (the “Board”) and has delegated certain responsibilities for the operation of the Asset Allocation Subaccounts to the Board.

Board Members and Officers

The members of the Board (“Board Members”) are listed below.

Interested Board Member means a board member who may be deemed an “interested person” (as that term is defined in the 1940 Act) of the Board because of his current or former service with TAM or an affiliate of TAM. Independent Board Member means a Board Member who is not an “interested person” (as defined under the 1940 Act) of the Board.

The Board governs each Asset Allocation Subaccount and is responsible for protecting the interests of the shareholders. The Board Members are experienced executives who meet periodically throughout the year to oversee the business affairs of each Asset Allocation Subaccount and the operation of each Subaccount by its officers. The Board also reviews the management of each Asset Allocation Subaccount’s assets by the investment manager.

The Asset Allocation Subaccounts are among the funds advised and sponsored by TAM (collectively, “Transamerica Mutual Funds”). The Transamerica Mutual Funds consist of Transamerica Funds (“TF”), Transamerica Series Trust (“TST”), Transamerica ETF Trust (“TET”) and Transamerica Asset Allocation Variable Funds (“TAAVF”) and consists of 137 funds as of the date of this SAI.

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The mailing address of each Board Member is c/o Secretary, 1801 California Street, Suite 5200, Denver, CO 80202.

The Board Members of the Board, their age, their positions with the Board, and their principal occupations for the past five years (their titles may have varied during that period) the number of funds in Transamerica Mutual Funds the Board oversees, and other board memberships they hold are set forth in the table below. The length of time served is provided from the date a Board Member became a member of the Board.

Interested Board Members

Name and Age	Position(s) Held with Board	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
Marijn P. Smit (45)	Chairman of the Board, President and Chief Executive Officer	Since 2014	Chairman of the Board, President and Chief Executive Officer, TF, TST, , and TAAVF (2014 – present) and. (“TIS”) (2014-2015); Chairman of the Board, President and Chief Executive Officer, TET (2017-present); Chairman of the Board, President and Chief Executive Officer, Transamerica Partners Portfolio (“TPP”), Transamerica Partners Funds Group (“TPFG”_ and Transamerica Partners Funds Group II (TPFG II) (2014-2018); Director, Chairman of the Board, President and Chief Executive Officer, Transamerica Asset Management, Inc. (“TAM”) and Transamerica Fund Services, Inc. (“TFS”) (2014 – present); President, Investment Solutions, Transamerica Investments & Retirement (2014 – 2016); Vice President, Transamerica Premier Life Insurance Company (2010 – 2016); Vice President, Transamerica Life Insurance Company (2010 – present); Senior Vice President, Transamerica Financial Life Insurance Company (2013 – 2016); Senior Vice President, Transamerica Retirement Advisors, Inc. (2013 – 2016); Senior Vice President, Transamerica Retirement Solutions Corporation (2012 – present); and President and Director, Transamerica Stable Value Solutions, Inc. (2010 – 2016)	136	Director, Massachusetts Fidelity Trust Company (2014 – present); Director, Aegon Global Funds (2016-present); Director – Akaan-Aegon S.A.P.I. de C.V. (financial services joint venture in Mexico) (2017-present)

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Alan F. Warrick (70)	Board Member	Since 2012	Board Member, TF, TST, and TAAVF (2012 – present); Board Member, TPP, TPFG and TPFG II (2012-2018); Board Member, TIS (2012-2015); Consultant, Aegon USA (2010 – 2011); Senior Advisor, Lovell Minnick Equity Partners (2010 – present); Retired (2010 – present); and Managing Director for Strategic Business Development, Aegon USA (1994 – 2010).	131	N/A

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Independent Board Members

Sandra N. Bane (66)	Board Member	Since 2008	Retired (1999 – present); Board Member, TF, TST, and TAAVF (2008 – present); Board Member, TPP, TPFG and TPFG II (2008-2018); Board Member, TIS (2008-2015); Board Member, Transamerica Investors, Inc. (“TII”) (2003 – 2010); and Partner, KPMG (1975 – 1999).	131	Big 5 Sporting Goods (2002 – present); Southern Company Gas (energy services holding company) (2008 – present)
Leo J. Hill (62)	Lead Independent Board Member	Since 2001	Principal, Advisor Network Solutions, LLC (business consulting) (2006 – present); Board Member, TST (2001 – present); Board Member, TF (2002 – present); Board Member, TPP, TPFG, and TPFG II (2007 – 2018); Board Member, TAAVF (2007 – present); Board Member, TIS (2002-2015); Board Member, TII (2008 – 2010); Market President, Nations Bank of Sun Coast Florida (1998 – 1999); Chairman, President and Chief Executive Officer, Barnett Banks of Treasure Coast Florida (1994 – 1998); Executive Vice President and Senior Credit Officer, Barnett Banks of Jacksonville, Florida (1991 – 1994); and Senior Vice President and Senior Loan Administration Officer, Wachovia Bank of Georgia (1976 – 1991).	131	Ameris Bancorp (2013 – present); Ameris Bank (2013 – present)
David W. Jennings (72)	Board Member	Since 2009	Board Member, TF, TST, and TAAVF (2009 – present); Board Member, TPP, TPFG and TPFG II (2009-2018); Board Member, TIS (2009-2015); Board Member, TII (2009 – 2010); Managing Director, Hilton Capital Management, LLC (2010 – present); Principal, Maxam Capital Management, LLC (2006 – 2008); and Principal, Cobble Creek Management LP (2004 – 2006).	131	N/A
Fredric A. Nelson III (62)	Board Member	Since 2017	Board Member, TF, TST and TAAVF (2017-present); Board Member, TPP, TPFG and TPFG II (2017-2018); Chief Investment Officer (“CIO”), Commonfund (2011-2015); Vice Chairman, CIO ING Investment Management Americas (2003-2009); Managing Director, Head of U.S. Equity, JP Morgan Investment Management (1994-2003); Managing Director, Head of Global Quantitative Investments Group, Bankers Trust Global Investment Management (1981-1994)	131	N/A

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John E. Pelletier (54)	Board Member	Since 2017	Board Member, TF, TST and TAAVF (2017-present); Board Member, TPP, TPFG and TPFG II (2017-2018); Director, Center for Financial Literacy, Champlain College (2010-present); Co-Chair, Vermont Financial Literacy Commission with Vermont State Treasurer (2015-present); Chairman Vermont Universal Children’s Higher Education Savings Account Program Advisory Committee (2015-present); Founder and Principal, Sterling Valley Consulting LLC (a financial services consulting firm)(2009-2017); Independent Director, The Sentinel Funds and Sentinel Variable Products Trust (2013-2017); Chief Legal Officer, Eaton Vance Corp (2007-2008) and Executive Vice President and Chief Operating Officer, Natixis Global Associates (2004-2007); General Counsel (1997-2004)	131	N/A

Patricia L. Sawyer (68)	Board Member	Since 1993	Retired (2007 – present); President/Founder, Smith & Sawyer LLC (management consulting) (1989 – 2007); Board Member, TF and TST (2007 – present); Board Member, TII (2008 – 2010); Board Member, TPP, TPFG, TPFG II (1993 –2018); Board Member, TAAVF (1993 – present); Board Member, TIS (2007-2015); and Trustee, Chair of Finance Committee and Chair of Nominating Committee (1987 – 1996), Bryant University.	131	Honorary Trustee, Bryant University (1996 – present)

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John W. Waechter (67)	Board Member	Since 2007	Partner, Englander Fischer (2016-present); Attorney, Englander Fischer (2008 – 2015); Retired (2004 – 2008); Board Member, TST (2004 – present); Board Member, TF(2005 – present); Board Member, TAAVF (2007 – present); Board Member, TPP, TPFG, TPFG II (2007-2018); Board Member, TIS (2004-2015); Board Member, TII (2008 – 2010); Employee, RBC Dain Rauscher (securities dealer) (2004); Executive Vice President, Chief Financial Officer and Chief Compliance Officer, William R. Hough & Co. (securities dealer) (1979 – 2004); and Treasurer, The Hough Group of Funds (1993 – 2004).	131

Operation PAR, Inc. (non-profit organization) (2008 – present); West Central Florida Council – Boy Scouts of America (2008 – 2013); Remember Honor Support, Inc. (non-profit organization) (2013-present) Board Member, WRH Income Properties, Inc. (real estate) (2014 – present)

Boley PAR, Inc. (2016 – present)

*

Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the Trust’s Declaration of Trust.

OFFICERS

The mailing address of each officer is c/o Secretary, 1801 California Street, Suite 5200, Denver, CO 80202. The following table shows information about the officers, including theirage, their positions held with the Board and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Marijn P. Smit (45)	Chairman of the Board, President and Chief Executive Officer	Since 2014	See Table Above.

Christopher A. Staples (48)	Vice President and Chief Investment Officer, Advisory Services	Since 2005	Vice President and Chief Investment Officer, Advisory Services (2007 – present), Senior Vice President – Investment Management (2006 – 2007), Vice President – Investment Management (2005 – 2006), Transamerica Funds and TST; Vice President and Chief Investment Officer, Advisory Services (2007 – 2015), Senior Vice President – Investment Management (2006 – 2007), Vice President – Investment Management (2005 – 2006), TIS; Vice President and Chief Investment Officer, Advisory Services, TAAVF (2007-present); Vice President and Chief Investment Officer, Advisory Services, TPP, TPFG and TPFG II(2007 – 2018); Vice President and Chief Investment Officer (2007-2010), Vice President – Investment Administration (2005 – 2007), TII; Director (2005 – present), Senior Director, Investments (2016-present), Chief Investment Officer, Advisory Services (2012-2016); TAM Director, TFS (2005 – present); and Assistant Vice President, Raymond James & Associates (1999 – 2004).

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Thomas R. Wald (58)	Chief Investment Officer	Since 2014	Chief Investment Officer, TF, TST, and TAAVF (2014 – present), Chief Investment Officer, TPP, TPFG and TPFG II (2014-2018); Chief Investment Officer, TIS (2014-2015); Senior Vice President and Chief Investment Officer, TAM (2014 – present); Chief Investment Officer, Transamerica Investments & Retirement (2014 – present); Vice President and Client Portfolio Manager, Curian Capital, LLC (2012 – 2014); Portfolio Manager, Tactical Allocation Group, LLC (2010 – 2011); Mutual Fund Manager, Munder Capital Management (2005 – 2008); and Mutual Fund Manager, Invesco Ltd. (1997 – 2004).
Vincent J. Toner (48)	Vice President and Treasurer	Since 2014	Vice President and Treasurer (2014 – present) TF, TST, and TAAVF; Vice President and Treasurer, TPP, TPFG and TPFG II (2014-2018); Vice President and Treasurer, TIS (2014-2015); Vice President and Treasurer (2016-present), Vice President, Administration and Treasurer (2014-2016), TAM; Vice President, Administration and Treasurer, TFS (2014 – present); Senior Vice President and Vice President, Fund Administration, Brown Brothers Harriman (2010 – 2014); and Vice President Fund Administration & Fund Accounting, OppenheimerFunds (2007 – 2010)
Scott M. Lenhart (57)	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2014	Chief Compliance Officer and Anti-Money Laundering Officer, Transamerica Funds, TST and TAAVF (2014 – present), TPP, TPFG and TPFG II (2014-2018), TIS (2014-2015); TAM Chief Compliance Officer and Anti-Money Laundering Officer (2014 – present), TAM; Vice President and Chief Compliance Officer, TFS (2014 – present); Director of Compliance, Transamerica Investments & Retirement (2014 – present); Vice President and Chief Compliance Officer, Transamerica Financial Advisors, Inc. (1999 – 2006); and Assistant Chief Compliance Officer, Raymond James Financial, Inc., Robert Thomas Securities, Inc. (1989 – 1998).

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Rhonda A. Mills (52)	Assistant General Counsel, Assistant Secretary	Since 2016

Assistant Sec retary, Transamerica Funds, TST, and TAAVF (2016 – present); Assistant Secretary, TPP, TPFG and TPFG II (2016-2018); Assistant General Counsel, TAM (2016 – present), High Level Specialist Attorney, TAM

(2014-2016); Vice President and Associate Counsel, ALPS Fund Services, Inc. (2011 – 2014); Managing Member, Mills Law, LLC (2010 – 2011); Counsel, Old Mutual Capital (2006-2009); Senior Counsel, Great-West Life and Annuity Insurance Company

(2004-2006); and Securities Counsel, J.D. Edwards (2000-2003).

Blake Boettcher (32)	Tax Manager	Since 2018	Tax Manager, Transamerica Funds, TST, TAAVF and TET (2018 – present); Senior Manager – Tax, Charles Schwab Investment Management (2015-2017); and Tax Manager, Deloitte Tax LLP (2012 – 2015).

Peter Sattelmair (41)	Assistant Treasurer	Since 2018	Assistant Treasurer, Transamerica Funds, TST and TAAVF (2018 – present); Director, Fund Administration, TAM (2014 – present); and Vice President and Assistant Vice President, Fund Administration, State Street Corporation (2007- 2014).

*	Elected and serves at the pleasure of the Board.

If an officer has held offices for different funds for different periods of time, the earliest applicable date is shown. No officer of the Board, except for the Chief Compliance Officer, receives any compensation from the Subaccounts.

Each of the Board Members, other than Mr. Jennings, Mr. Nelson, Mr. Pelletier, Mr. Smit and Mr. Warrick, previously served as a trustee or director of the TAM, Diversified or Premier fund family, and each Board Member was thus initially selected by the board of the applicable predecessor fund family. In connection with the consolidation of all “manager of managers” investment advisory services within Transamerica in 2007, a single board was established to oversee the TAM and Diversified fund families, and each of the Board Members, other

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than Ms. Bane, Mr. Jennings, Mr. Nelson, Mr. Pelletier, Mr. Warrick and Mr. Smit, joined the Board at that time. The Board was established with a view both to ensuring continuity of representation by board members of the TAM and Diversified fund families on the Board and in order to establish a Board with experience in and focused on overseeing various types of funds, which experience would be further developed and enhanced over time. Ms. Bane joined the Board in 2008 when the Premier fund family was consolidated into Transamerica Mutual Funds. Mr. Jennings joined the Board in 2009. Mr. Warrick joined the Board in 2012. Mr. Smit joined the Board in 2014. Mr. Nelson and Mr. Pelletier both joined the Board in 2017.

The Board believes that each Board Member’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Board Members lead to the conclusion that the Board possesses the requisite skills and attributes. The Board believes that the Board Members’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with TAM, the sub-advisers, other services providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support this conclusion. The Board also has considered the following experience, qualifications, attributes and/or skills, among others, of its members in reaching its conclusion: his or her character and integrity; such person’s service as a board member of a predecessor fund family (other than Mr. Jennings, Mr. Nelson, Mr. Pelletier, Mr. Smit and Mr. Warrick); such person’s willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Board Member; the fact that such person’s service would be consistent with the requirements of the retirement policies of the Board; as to each Board Member other than Mr. Smit and Mr. Warrick, his or her status as not being an “interested person” as defined in the 1940 Act; as to Mr. Smit, his status as a representative of TAM; and, as to Mr. Warrick, his former service in various executive positions for certain affiliates of TAM. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Board Member: Ms. Bane, accounting experience and experience as a board member of multiple organizations; Mr. Hill, financial and entrepreneurial experience as an executive, owner and consultant; Mr. Jennings, investment management experience as an executive of investment management organizations and portfolio manager; Mr. Nelson, business experience, securities industry and fund executive experience; Mr. Pelletier, securities industry and fund legal experience, entrepreneurial experience as an executive, owner and consultant, and board experience; Ms. Sawyer, management consulting and board experience; Mr. Waechter, securities industry and fund accounting and fund compliance experience, legal experience and board experience; Mr. Smit, investment management and insurance experience as an executive and leadership roles with TAM and affiliated entities; and Mr. Warrick, financial services industry experience as an executive and consultant with various TAM affiliates and other entities. References to the qualifications, attributes and skills of Board Members are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Board Member as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

The Board is responsible for overseeing the management and operations of the Funds. Mr. Smit serves as Chairman of the Board. Mr. Smit is an interested person of the Funds. Independent Board Members constitute more than 75% of the Board.

The Board currently believes that an interested Chairman is appropriate and is in the best interests of the Funds and their shareholders, and that its committees, as further described below, help ensure that the Funds have effective and independent governance and oversight. The Board believes that an interested Chairman has a professional interest in the quality of the services provided to the Funds and that the Chairman is best equipped to provide oversight of such services on a day-to-day basis because of TAM’s sponsorship of the Funds and TAM’s ongoing monitoring of the investment sub-advisers that manage the assets of each Fund. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Board Members from management. The Independent Board Members also believe that they can effectively act independently without having an Independent Board Member act as Chairman. Among other reasons, this belief is based on the fact that the Independent Board Members represent over 75% of the Board.

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Board Committees

The Board has two standing committees: the Audit Committee and Nominating Committee. Both the Audit Committee and Nominating Committee are chaired by an Independent Board Member and composed of all of the Independent Board Members. In addition, the Board has a Lead Independent Board Member.

The Lead Independent Board Member and the chairs of the Audit and Nominating Committees work with the Chairman to set the agendas for Board and committee meetings. The Lead Independent Board Member also serves as a key point person for dealings between management and the Independent Board Members. Through the board committees, the Independent Board Members consider and address important matters involving the funds/Subaccounts, including those presenting conflicts or potential conflicts of interest for management, and they believe they can act independently and effectively. The Board believes that its leadership structure is appropriate and facilitates the orderly and efficient flow of information to the Independent Board Members from management.

The Audit Committee, among other things, oversees the accounting and reporting policies and practices and internal controls of each Trust, oversees the quality and integrity of the financial statements of each Trust, approves, prior to appointment, the engagement of each Trust’s independent registered public accounting firm, reviews and evaluates the independent registered public accounting firm’s qualifications, independence and performance, and approves the compensation of the independent registered public accounting firm.

The Audit Committee also approves all audit and permissible non-audit services provided to each fund by the independent registered public accounting firm and all permissible non-audit services provided by each fund’s independent registered public accounting firm to TAM and any affiliated service providers if the engagement relates directly to each fund’s operations and financial reporting.

The Nominating Committee is a forum for identifying, considering, selecting and nominating, or recommending for nomination by the Board, candidates to fill vacancies on the Board. The Nominating Committee may consider diversity in identifying potential candidates, including differences of viewpoint, professional experience and skill, as well as such other individual qualities and attributes as it may deem relevant. The Nominating Committee has not adopted a formal procedure for the implementation, or for assessing the effectiveness, of its policy with regard to the consideration of diversity in identifying potential candidates.

When addressing vacancies, the Nominating Committee sets any necessary standards or qualifications for service on the Board and may consider nominees recommended by any source it deems appropriate, including management and shareholders. Shareholders who wish to recommend a nominee should send recommendations to the Board’s Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Board Members. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders. The Nominating Committee will consider all submissions meeting the applicable requirements stated herein that are received by December 31 of the most recently completed calendar year.

The Nominating Committee also identifies potential nominees through its network of contacts and may also engage, if it deems appropriate, a professional search firm. The committee meets to discuss and consider such candidates’ qualifications and then chooses a candidate by majority vote. The committee does not have specific, minimum qualifications for nominees, nor has it established specific qualities or skills that it regards as necessary for one or more of the Board Members to possess (other than any qualities or skills that may be required by applicable law, regulation or listing standard). The committee has, however, established (and reviews from time to time as it deems appropriate) certain desired qualities and qualifications for nominees, including certain personal attributes and certain skills and experience.

Risk Oversight

Through its oversight of the management and operations of the Subaccounts, the Board also has a risk oversight function, which includes (without limitation) the following: (i) requesting and reviewing reports on the operations of the Subaccounts (such as reports about the performance of the Subaccounts); (ii) reviewing compliance reports and

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approving compliance policies and procedures of the Subaccounts and their service providers; (iii) meeting with management to consider areas of risk and to seek assurances that adequate resources are available to address risks; (iv) meeting with service providers, including Asset Allocation Subaccount auditors, to review Asset Allocation Subaccount activities; and (v) meeting with the Chief Compliance Officer and other officers of the Subaccounts and their service providers to receive information about compliance, and risk assessment and management matters. Such oversight is exercised primarily through the Board and its Audit Committee but, on an ad hoc basis, also can be exercised by the Independent Board Members during executive sessions. The Board has emphasized to TAM and the sub-advisers the importance of maintaining vigorous risk management.

The Board recognizes that not all risks that may affect the Subaccounts can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Subaccounts’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board Members as to risk management matters are typically summaries of the relevant information. Most of the Subaccounts’ investment management and business affairs are carried out by or through TAM, its affiliates, the sub-advisers and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Subaccounts’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations. In addition, some risks may be beyond the reasonable control of the Board, the Asset Allocation Subaccounts, TAM, its affiliates, the sub-advisers or other service providers.

In addition, it is important to note that each Asset Allocation Subaccount is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

Additional Information about the Committees of the Board

Both the Audit Committee and Nominating Committee are composed of all of the Independent Board Members. For the fiscal year ended December 31, 2018, the Audit Committee met 4 times and the Nominating Committee did not meet.

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Board Member Ownership of Equity Securities

The table below gives the dollar range of shares of each Asset Allocation Subaccount, as well as the aggregate dollar range of shares of all funds and Asset Allocation Subaccounts in the Transamerica Mutual Funds owned by each current Trustee as of December 31, 2018.

Asset Allocation Subaccount	Interested Board Members		Independent Board Members
	Marijn P. Smit	Alan F. Warrick	Sandra N. Bane	Leo J. Hill	David W. Jennings	Patricia L. Sawyer	John W. Waechter	Fredric A. Nelson III	John E. Pelletier
Transamerica Asset Allocation – Intermediate Horizon	None	None	None	None	None	None	None	None	None
Transamerica Asset Allocation – Intermediate/Long Horizon	None	None	None	None	None	None	None	None	None
Transamerica Asset Allocation – Short Horizon	None	None	None	None	None	None	None	None	None

Transamerica Mutual Funds
Board Member	Aggregate Dollar Range of Equity Securities
Interested Board Members
Marijn P. Smit	over $ 100,000
Alan F. Warrick	None
Independent Board Members
Sandra N. Bane	None
Leo J. Hill	over $ 100,000
David W. Jennings	None
Fredic A. Nelson III	None
John E. Pelletier	over $ 100,000
Patricia L. Sawyer	over $ 100,000
John W. Waechter	over $ 100,000

Board Compensation

As of January 1, 2019, Independent Board compensation is determined as follows: Independent Board Members receive a total annual retainer fee of $225,000 from the funds that make up the Transamerica Mutual Funds, as well as $9,000 for each regularly scheduled meeting attended and each special meeting requiring an in-person quorum (whether attended in-person or telephonically). The Independent Board Members receive $2,500 for each telephonic meeting attended. Additionally, each member of the Audit Committee and Nominating Committee receives a total annual retained fee of $40,000.

The Board pays a pro rata share of these fees allocable to each series of the Board based on the relative assets of the series.

As of January 1, 2019, the Lead Independent Trustee of the Board receives an additional retainer of $55,000 per year. The Audit Committee Chairperson receives an additional retainer of $25,000 per year and the Nominating Committee Chairperson receives an additional retainer of $13,000 per year. Each Trust also pays a pro rata share allocable to each series of the Trust based on the relative assets of the series for the Lead Independent Trustee, Audit Committee Chairperson and Nominating Committee Chairperson retainers.

Any fees and expenses paid to an Interested Trustee and officers are paid by TAM or an affiliate and not the Trusts, except for the Chief Compliance Officer.

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Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated (the “Deferred Compensation Plan”), available to the Board Members, compensation may be deferred that would otherwise be payable by the Trust to an Independent Board Member on a current basis for services rendered as a Board Member. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the Board Members.

Amounts deferred and accrued under the Deferred Compensation Plan are unfunded and unsecured claims against the general assets of the Trust.

Compensation Table

The following table provides compensation amounts paid to the Independent Board Members by the Asset Allocation Account for the fiscal year ended December 31, 2018. Interested Board Members are not compensated by the Asset Allocation Account. Messrs. Smit and Warrick are compensated for their Board service by TAM or an affiliate of TAM.

Name of Trustee	Aggregate Compensation from Transamerica Asset Allocation - Short Horizon	Aggregate Compensation from Transamerica Asset Allocation - Intermediate Horizon	Aggregate Compensation from Transamerica Asset Allocation - Intermediate/Long Horizon
Sandra N. Bane	$ 23	$ 66	$ 120
Leo J. Hill	$ 27	$ 78	$ 141
David W. Jennings	$ 23	$ 66	$ 119
Russell A. Kimball, Jr.(1)	$ 23	$ 66	$ 120
Fredric A. Nelson III	$ 23	$ 66	$ 119
John Pelletier	$ 23	$ 66	$ 120
Patricia L. Sawyer	$ 24	$ 69	$ 125
John W. Waechter	$ 25	$ 72	$ 130

(1)	Effective December 31, 2018, Mr. Kimball retired as a member of the Board of the Trust.

Investor Communication Procedures With The Board

The Board Members of the Asset Allocation Account (collectively “Trusts” for this section) have adopted these procedures by which investors of the Asset Allocation Account (collectively, “shareholders”) may send written communications to the Board. Investors may mail written communications to the Board, addressed to the care of the Secretary of the Board (“Secretary”), as follows:

Board Members

Transamerica Asset Allocation Variable Funds

c/o Secretary

1801 California Street, Suite 5200

Denver, CO 80202

Each shareholder communication must (i) be in writing and be signed by the shareholder, (ii) identify the underlying series of the Trust to which it relates, and (iii) identify the class (if applicable) held by the shareholder. The Secretary is responsible for collecting, reviewing and organizing all properly submitted shareholder communications. Usually, with respect to each properly submitted shareholder communication, the Secretary shall either (i) provide a copy of the communication to the Board at the next regularly scheduled Board meeting or (ii) if the Secretary determines that the communication requires more immediate attention, forward the communication to the Board promptly after receipt. The Secretary may, in good faith, determine that a shareholder communication should not be provided to the Board because the communication (i) does not reasonably relate to a series of the Trust or its operation, management, activities, policies, service providers, Board, officers, shareholders or other matters relating to an investment in the Trust, or (ii) is ministerial in nature (such as a request for Trust literature, share data

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or financial information). These Procedures shall not apply to (i) any communication from an officer or Board Member of the Trust, (ii) any communication from an employee or agent of the Trust, unless such communication is made solely in such employee’s or agent’s capacity as a shareholder, (iii) any shareholder proposal submitted pursuant to Rule 14a-8 under the Securities Exchange Act of 1934 (“Exchange Act”) or any communication made in connection with such a proposal, or (iv) any communication that reasonably may be considered to be a complaint regarding the Trust or shareholder services, which complaint shall instead be promptly forwarded to the Trust’s Chief Compliance Officer. The Trustees are not required to attend each Trust’s shareholder meetings, if any, or to otherwise make themselves available to shareholders for communications, other than pursuant to these Procedures.

CODE OF ETHICS

The Asset Allocation Account, TAM, each sub-adviser and TCI have each adopted a Code of Ethics as required by applicable law, which is designed to prevent affiliated persons of the Asset Allocation Account, TAM, each sub-adviser and TCI from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Asset Allocation Subaccounts (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities.

Pursuant to Rule 17j-1 under the 1940 Act, the Asset Allocation Account, TAM, the sub-advisers and the distributor each have adopted a code of ethics that permits its personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Asset Allocation Subaccounts. All personnel must place the interests of clients first, must not act upon non-public information, must not take inappropriate advantage of their positions, and are required to fulfill their fiduciary obligations. All personal securities transactions by employees must adhere to the requirements of the codes of ethics and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee’s position of trust and responsibility.

Proxy Voting Policies and Procedures

TAM exercises voting discretion for the Asset Allocation Subaccounts. The proxy voting policies and procedures of TAM are attached hereto in Appendix A.

TAM’s proxy voting policy and procedures address material conflicts of interest that may arise between TAM or its affiliates and the Asset Allocation Subaccounts by either: (i) providing for voting in accordance with the recommendation of an independent third party or the Board; or (ii) obtaining the consent of the Board (or a Board Committee) with full disclosure of the conflict.

The Asset Allocation Account files Form N-PX, with the complete proxy voting records of the for the 12 months ended June 30th, no later than August 31st of each year. Form N-PX for the twelve months ended June 30, 2018 is available without charge upon request: (1) by calling 1-800- 851-9777; and (2) on the SEC’s website at www.sec.gov.

Investment Management and Other Services

TAM and its affiliate provide investment management and other services to the Asset Allocation Subaccounts. Subject to the supervision of the Board, TAM and its affiliate are responsible for the design and implementation of each Asset Allocation Subaccount’s investment program, the oversight of each Subaccount’s business affairs and the provision of other administrative services, and the provision of transfer agency services to the Subaccounts.

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The Investment Manager

The Board has entered into an Investment Advisory Agreement (“Advisory Agreement”), on behalf of each Asset Allocation Subaccount with TAM. TAM, located at 1801 California Street, Suite 5200, Denver, Colorado 80202, serves as the investment manager for the Asset Allocation Subaccounts. TAM provides continuous and regular investment management services to the Asset Allocation Subaccounts. TAM supervises each respective Asset Allocation Subaccount’s investments, conducts its investment program and provides supervisory, compliance and administrative services to each Asset Allocation Subaccount.

TAM is responsible for all aspects of the day–to-day management of the Asset Allocation Subaccounts. TAM’s investment management services also include the provision of supervisory and administrative services to each Asset Allocation Subaccount. These services include performing certain administrative services for the Asset Allocation Subaccounts and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Asset Allocation Subaccounts by State Street Bank and Trust Company, to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Asset Allocation Subaccounts from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain aspects of Subaccount investments; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Subaccounts’ custodian and dividend disbursing agent and monitoring their services to the Subaccounts; assisting the Subaccounts in preparing reports to shareholders; acting as liaison with the Subaccounts’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Subaccounts.

For each of the Funds, TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations to the Funds.

TAM is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) (77%) and AUSA Holding, LLC (“AUSA”) (23%), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is wholly owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Advisory Agreement

TAM has agreed, under each Asset Allocation Subaccount’s Advisory Agreement, to regularly provide the Asset Allocation Subaccount with investment advisory services, including management, supervision and investment research and advice and shall furnish a continuous investment program for the Asset Allocation Subaccount’s portfolio of securities and other investments consistent with the Subaccount’s investment objectives, policies and restrictions as stated in the prospectus and SAI. TAM is permitted to enter into contracts with sub-advisers, subject to the Board’s approval.

As compensation for services performed, each Asset Allocation Subaccount pays TAM a fee computed daily at an annual rate of the Asset Allocation Subaccount’s average daily net assets as described below. TAM bears all expenses incurred by it in the performance of its duties under an Asset Allocation’s Subaccount Advisory Agreement. An Asset Allocation Subaccount bears all expenses not expressly assumed by TAM incurred in the operation of the Asset Allocation Subaccount and the offering of its shares.

The Advisory Agreement for an Asset Allocation Subaccount will terminate, unless sooner terminated as set forth therein, two years from its effective date, and will continue in effect from year to year thereafter, if continuance is specifically approved at least annually by (i) the vote of a majority of the Board Members who are not parties thereto or interested persons of any party thereto, cast in person at a meeting called for the purpose of voting on the approval of the terms of renewal, and by (ii) either the Board or the affirmative vote of a majority of the outstanding voting securities of that Asset Allocation Subaccount.

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Each Advisory Agreement provides that TAM may render services to others. Under each Asset Allocation Subaccount’s Advisory Agreement, TAM assumes no responsibility other than to render the services called for by the Advisory Agreement in good faith, and TAM and its affiliates will not be liable for any error of judgment or mistake of law, or for any loss arising out of any investment or for any act or omission in the execution of securities transactions for the Subaccounts. TAM and its affiliates are not protected, however, against any liability to an Asset Allocation Subaccount to which TAM or an affiliate would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Advisory Agreement.

Each Advisory Agreement provides that it may be terminated with respect to any Asset Allocation Subaccount at any time, without the payment of any penalty, upon 60 days’ written notice to TAM, or by TAM upon 60 days’ written notice to the Subaccount. An Asset Allocation Subaccount may effect termination by action of the Board or by vote of a majority of the outstanding voting securities of the Asset Allocation Subaccount, accompanied by appropriate notice. The Advisory Agreement terminates automatically in the event of its “assignment” (as defined in the 1940 Act).

Investment Manager Compensation

TAM receives compensation calculated daily and paid monthly from the Asset Allocation Subaccounts. The Advisory fees each Asset Allocation Subaccount paid during the most recently ended fiscal year, as a percentage of each Asset Allocation Subaccount’s average daily net assets, are included in the prospectus.

Advisory Fees Paid by the Asset Allocation Subaccounts

The following tables set forth the total amounts the Asset Allocation Subaccounts paid to TAM (after waivers/expense reimbursements), and Advisory Fees Waived/Expenses Reimbursed by TAM to the Asset Allocation Subaccounts, if any, for the last three fiscal years.

	2018		2017		2016

Portfolios/Funds	Earned	Waived	Earned	Waived	Earned	Waived

Transamerica Partners Balanced Portfolio[1]	$0	$0	$433,732	$58,031	$645,059	$23,968
Transamerica Partners Core Bond Portfolio[2]	$0	$0	$902,855	$0	$4,341,746	$0
Transamerica Partners High Quality Bond Portfolio[3]	$0	$0	$351,624	$0	$1,181,338	$0
Transamerica Partners High Yield Bond Portfolio[4]	$0	$0	$1,024,187	$0	$4,336,939	$0
Transamerica Partners Inflation-Protected Securities Portfolio[5]	$0	$0	$234,481	$23,895	$845,678	$71,229
Transamerica Partners International Equity Portfolio[6]	$0	$0	$519,829	$0	$2,750,917	$0
Transamerica Partners Large Core Portfolio[7]	$0	$0	$325,437	$5,397	$1,721,190	$7,012
Transamerica Partners Large Growth Portfolio[8]	$0	$0	$984,071	$0	$5,295,714	$0
Transamerica Partners Large Value Portfolio[9]	$0	$0	$1,145,565	$25,546	$3,388,104	$18,757
Transamerica Partners Government Money Market Portfolio[10]	$0	$0	$1,752,811	$0	$2,202,730	$0
Transamerica Partners Small Core Portfolio[11]	$0	$0	$383,094	$0	$1,840,003	$0

Transamerica Balanced II	$715,136	$151,430	$58,920	$30,422	$0	$0
Transamerica Government Money Market	$3,196,301	$776,802	$734,649	$366,693	$350,471	$486,177

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Transamerica High Quality Bond	$1,100,012	$110,446	$487,823	$163,040	$0	$0
Transamerica High Yield Bond	$9,511,397	$564,767	$9,886,126	$193,864	$5,919,146	$0
Transamerica Inflation-Protected Securities	$618,105	$259,271	$282,825	$193,318	$0	$0
Transamerica Intermediate Bond	$11,596,210	$293,364	$6,958,849	$177,176	$4,844,112	$0
Transamerica International Equity	$42,020,094	$38,568	$32,024,204	$800	$19,481,936	$1,702
Transamerica Large Core	$1,823,200	$127,098	$1,022,077	$220,700	$0	$0
Transamerica Large Growth	$5,646,341	$395,793	$3,302,453	$466,184	$0	$0
Transamerica Large Value Opportunities	$3,157,472	$192,908	$1,399,844	$352,921	$0	$0
Transamerica Small Cap Core	$2,014,209	$170,753	$1,303,608	$199,634	$756,288	$3,034

Asset Allocation Subaccounts
Transamerica Asset Allocation - Intermediate Horizon	$33,601	$0	$35,671	$0	$34,666	$0
Transamerica Asset Allocation - Intermediate/Long Horizon	$60,314	$0	$59,725	$0	$56,217	$0
Transamerica Asset Allocation - Short Horizon	$11,671	$0	$11,606	$0	$12,316	$0

1Transamerica Partners Balanced Portfolio merged into Transamerica Balanced II Fund effective September 15, 2017

2Transamerica Partners Core Bond Portfolio merged into Transamerica Intermediate Bond Fund effective March 24, 2017

3Transamerica Partners High Quality Bond Portfolio merged into Transamerica High Quality Bond Fund effective April 21, 2017

4Transamerica Partners High Yield Bond Portfolio merged into Transamerica High Yield Bond Fund effective March 24, 2017

5Transamerica Partners Inflation-Protected Securities Portfolio merged into Transamerica Inflation-Protected Securities Fund effective April 21, 2017

6Transamerica Partners International Equity Portfolio merged into Transamerica International Equity Fund effective March 10, 2017

7Transamerica Partners Large Core Portfolio merged into Transamerica Large Core Fund effective March 10, 2017

8Transamerica Partners Large Growth Portfolio merged into Transamerica Large Growth Fund effective March 10, 2017

9Transamerica Partners Large Value Portfolio merged into Transamerica Large Value Opportunities Fund effective May 5, 2017

10Transamerica Partners Government Money Market Portfolio merged into Transamerica Government Money Market Fund effective October 13, 2017

11Transamerica Partners Small Core Portfolio merged into Transamerica Small Cap Core Fund effective March 10, 2017

Expense Limitation

TAM or any of its affiliates may waive fees or reimburse expenses of the Transamerica Government Money Market Fund in order to avoid a negative yield. Any such waiver or expense reimbursement would be voluntary, could be discontinued at any time, and is subject in certain circumstances to reimbursement by the Fund to TAM or its affiliates. There is no guarantee that the Fund will be able to avoid a negative yield.

TAM has agreed to waive its investment advisory fees to the extent necessary to limit the total operating expenses of each Fund to a specified level. TAM also may contribute to the Funds from time to time to help them maintain competitive expense ratios. These arrangements are voluntary and may be terminated at any time.

Conflicts of Interest

TAM and its affiliates, directors, officers, employees and personnel (collectively, for purposes of this section, “Transamerica”), including the entities and personnel who may be involved in the management, operations or distribution of the Asset Allocation Subaccounts are engaged in a variety of businesses and have interests other than that of managing the Asset Allocation Subaccounts. Transamerica is a global financial Service Company with many lines of business providing a wide range of financial Services. The broad range of activities and interests of Transamerica gives rise to actual, potential and perceived conflicts of interest that could affect the Asset Allocation Subaccounts and their investors.

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Certain actual and potential conflicts of interest are described below. This is not, and is not intended to be, a complete enumeration or description of all the actual and potential conflicts that may arise.

Transamerica manages or advises other funds and products in addition to the Asset Allocation Subaccounts (collectively, the “Other Accounts”). In some cases Transamerica oversees sub-advisers who provide the day-to-day investment advice and recommendations with respect to the Other Accounts, and in other cases Transamerica itself performs all aspects of the day-to-day management. Certain Other Accounts have investment objectives similar to those of the Asset Allocation Subaccounts and/or engage in transactions in the same types of securities and instruments as the Asset Allocation Subaccounts. Such transactions could affect the prices and availability of the securities and instruments in which an Asset Allocation Subaccount invests, and could have an adverse impact on the Asset Allocation Subaccount’s performance. Other Accounts may buy or sell positions while the Asset Allocations Subaccounts are undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the Asset Allocation Subaccounts. A position taken by Transamerica, on behalf of one or more Other Accounts, may be contrary to a position taken on behalf of an Asset Allocation Subaccount or may be adverse to a company or issuer in which the Asset Allocation Subaccount has invested.

The results of the investment activities of the Asset Allocation Subaccounts may differ significantly from the results achieved for Other Accounts. Transamerica may give advice, and take action, with respect to any current or future Other Accounts that may compete or conflict with advice TAM may give to, or actions TAM may take for, the Asset Allocation Subaccounts. Transamerica may receive more compensation with respect to certain Other Accounts than that received with respect to the Asset Allocation Subaccounts or may receive compensation based on the performance of certain Other Accounts. Transamerica personnel may have greater economic and other interests in certain Other Accounts promoted or managed by such personnel as compared to the Asset Allocation Subaccounts.

Transamerica and other financial service providers have conflicts associated with their promotion of the Asset Allocation Subaccounts or other dealings with the Asset Allocation Subaccounts that would create incentives for them to promote the Asset Allocation Subaccounts. Transamerica may directly or indirectly receive a portion of the fees and commissions charged to the Asset Allocation Subaccounts or their shareholders. Transamerica will also benefit from increased amounts of assets under management. These compensation matters may create a financial incentive on the part of Transamerica to recommend the Asset Allocation Subaccounts over other accounts or products or to effect transactions differently in the Asset Allocation Subaccounts as compared to other accounts or products. Transamerica has an interest in increasing Asset Allocation Subaccount assets, including in circumstances when that may not be in the Asset Allocation Subaccounts’ or their investors’ interests.

Transamerica (or their affiliates), out of their past profits and other available sources, provide cash payments or non-cash compensation to brokers and other financial intermediaries to promote the distribution of the Asset Allocation Subaccounts and Other Accounts or the variable insurance contracts that invest in certain Other Accounts. These arrangements are sometimes referred to as “revenue sharing” arrangements. The amount of revenue sharing payments is substantial and may be substantial to any given recipient. The presence of these payments and the basis on which an intermediary compensates its registered representatives or salespersons may create an incentive for a particular intermediary, registered representative or salesperson to highlight, feature or recommend the Asset Allocation Subaccounts or Other Accounts, at least in part, based on the level of compensation paid. Revenue sharing payments benefit Transamerica to the extent the payments result in more assets being invested in the Asset Allocation Subaccounts and Other Accounts on which fees are being charged.

An underlying Funds’ sub-adviser (or its affiliates) may make revenue sharing payments to Transamerica in connection with investments by holders of variable insurance contracts and other retirement products in funds advised by the sub-adviser (or its affiliates) that are offered in Transamerica insurance and retirement products. The sub-adviser’s underlying funds that are offered in these products may also make Rule 12b-1 and other payments to Transamerica. The funds’ sub-advisers (or their affiliates) may also make revenue sharing payments to Transamerica for their participation in functions, events and meetings sponsored by Transamerica. These payments present certain conflicts of interest and may provide a disincentive for TAM to recommend the termination of such sub-advisers.

Certain Other Accounts are offered as investment options through variable insurance contracts and other retirement products offered and sold by Transamerica insurance companies. TAM also acts as an investment manager with respect to an asset allocation program offered for use in certain variable insurance contracts issued by Transamerica

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insurance companies. The performance of the Other Accounts and/or asset allocation models may impact Transamerica’s financial exposure under guarantees that the Transamerica insurance companies provide as issuers of the variable insurance contracts. TAM’s investment decisions and the design of the Other Accounts may be influenced by these factors. For example, the Other Accounts or the models being managed or designed in a more conservative fashion may help reduce potential losses and/or mitigate financial risks to the Transamerica insurance companies that provide the guarantees, and facilitate the provision of those guaranteed benefits, including by making more predictable the costs of the guarantees and by reducing the capital needed to provide them. In addition, certain asset allocation models may include Other Accounts as investment options, and Transamerica will receive more revenue if TAM selects such Other Accounts to be included in the models.

TAM serves as investment advisor to and is responsible for all aspects of the day-to-day investment advice and management of certain portfolios and Other Accounts which operate as funds of funds and asset allocation accounts that invest in affiliated underlying fund or Other Accounts, and TAM is subject to conflicts of interest in allocating the funds of fund’s/asset allocation account’s assets among the underlying fund or Other Accounts. TAM will receive more revenue when it selects an affiliated fund rather than an unaffiliated fund for inclusion in a fund of funds/asset allocation accounts. This conflict may provide an incentive for TAM to include affiliated funds as investment options for funds of funds/asset allocation accounts and to cause investments by funds of funds/asset allocation accounts in affiliated funds that perform less well than unaffiliated funds. The inclusion of affiliated funds will also permit TAM and/or the sub-adviser to make increased revenue sharing payments, including to Transamerica. TAM may have an incentive to allocate the fund of fund’s/asset allocation account’s assets to those underlying funds or Other Accounts for which the net advisory fees payable to TAM are higher than the fees payable by other underlying funds, or Other Accounts or to those underlying funds or Other Accounts for which an affiliate of TAM serves as the sub-adviser. TAM compliance monitors allocation changes by the funds of funds.

TAM may have a financial incentive to implement certain changes to the Asset Allocation Subaccounts or Other Accounts. TAM may, from time to time, recommend a change in sub-adviser or a fund combination. Transamerica will benefit to the extent that an affiliated sub-adviser replaces an unaffiliated sub-adviser or additional assets are combined into a fund or Other Account having a higher management or advisory fee payable to TAM and/or that is sub-advised by an affiliate of TAM. TAM will also benefit to the extent that it replaces a sub-adviser with a new sub-adviser with a lower sub-advisory fee. Any recommendation to the Board concerning the appointment of or continued service of an affiliated sub-adviser for a fund or a fund combination, is subject to TAM’s fiduciary duty to act in the best interests of a fund and its shareholders. Moreover, TAM’s “manager of managers” exemptive order from the SEC requires shareholder approval of any sub-advisory agreement appointing an affiliated sub-adviser as the sub-adviser to a fund (in the case of a new fund, the initial sole shareholder of the fund, typically an affiliate of Transamerica, may provide this approval).

The aggregation of assets of multiple funds or Other Accounts for purposes of calculating breakpoints in advisory or sub-advisory fees, as applicable, may give rise to actual, potential and/or perceived conflicts of interest that could disadvantage the funds and their shareholders.

Such aggregation of assets may create incentives for TAM to select sub-advisers where the selection may serve to lower a sub-advisory fee and possibly increase the management fee retained by TAM or may provide a disincentive for TAM to recommend the termination of a sub-adviser from a fund if the termination may cause the sub-advisory fee payable by TAM to increase on a fund or Other Account that aggregates its assets with the fund. TAM is a fiduciary for shareholders in the funds and must act in their best interests. As a fiduciary, TAM must put the interests of the funds ahead of its own interests (or the interests of its affiliates), and must conduct the affairs of the funds as would prudent and experienced money managers. Any decision by TAM to recommend the hiring, retention or termination of a sub-adviser for a fund to the fund’s Board and, if required, fund shareholders/investors, must serve the interests of shareholders in that fund without taking into account any potential benefit or harm to any other fund or Other Account or Transamerica.

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Portfolio Manager Information

Information regarding other accounts for which any portfolio manager is primarily responsible for the day-to-day investment advice and management or recommendations, a description of any material conflict of interest that may arise in connection with the portfolio manager’s management of the Asset Allocation Subaccount’s investments, the structure of, and method used to determine, the compensation of each portfolio manager and the dollar range of equity securities in the Asset Allocation Subaccount that invests in a Subaccount beneficially owned by each portfolio manager are provided below.

In addition to managing the assets of each Asset Allocation Subaccount, a portfolio manager may have responsibility for managing other client accounts of the applicable adviser or its affiliates. The tables below show, per portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than each Asset Allocation Subaccount, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by a portfolio manager. Total assets attributed to a portfolio manager in the tables below include total assets of each account managed, although a portfolio manager may only manage a portion of such account’s assets. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of each Asset Allocation Subaccount’s most recent fiscal year end, except as otherwise noted.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Account
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Christopher A. Staples, CFA	7	$742 million	0	$0	16	$113 million
Kane Cotton, CFA	7	$742 million	0	$0	16	$113 million
Sean Serrell, CFA	7	$742 million	0	$0	16	$113 million

	Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to the advisory fee is based on the performance of the account.)
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Christopher A. Staples, CFA	0	$ 0	0	$ 0	0	$ 0
Kane Cotton, CFA	0	$ 0	0	$ 0	0	$ 0
Sean Serrell, CFA	0	$ 0	0	$ 0	0	$ 0

Administrative Services

TAM provides supervisory and administrative services to the Transamerica Asset Allocation Account pursuant to the Investment Advisory Agreement with the Trust. TAM provides each Asset Allocation Funds Subaccount with certain administrative services, including: maintaining records, and registering and qualifying each Asset Allocation Funds Subaccount’s units under federal and state laws; monitoring the financial, accounting, and administrative functions of each Asset Allocation Funds Subaccount; maintaining liaison with the agents employed by each Asset Allocation Funds Subaccount such as the custodian; assisting each Asset Allocation Funds Subaccount in the coordination of such agents’ activities; and permitting TAM’s employees to serve as officers, managing board members, and committee members of the Asset Allocation Account without cost to the Asset Allocation Funds Account. The agreement provides that TAM may render services to others as administrator. In addition, the agreement terminates automatically if it is assigned. The agreement also provides that neither TAM nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in connection with any Asset Allocation Subaccount, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their duties or obligations under said agreements.

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Custodian

State Street, located at One Lincoln Street, Boston, MA 02116, serves as the Trust’s custodian.

State Street, among other things, maintains a custody account or accounts in the name of each underlying fund, receives and delivers all assets for the underlying funds upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the underlying funds and makes disbursements on behalf of the underlying funds. State Street neither determines the underlying funds’ investment policies nor decides which securities the Portfolios will buy or sell. For its services, State Street receives a monthly fee based upon the daily average market value of securities held in custody and also receives securities transaction charges, including out-of-pocket expenses. The Portfolios may also periodically enter into arrangements with other qualified custodians with respect to certain types of securities or other transactions such as repurchase agreements or derivatives transactions. State Street may also act as the Asset Allocation Subaccounts’ securities lending agent and in that case would receive a share of the income generated by such activities.

Purchase, Redemption and Pricing of Shares

Unit Value Determination

TFLIC determines the unit value of each Subaccount each day on which the New York Stock Exchange (“NYSE”) is open for business. The unit value is not determined in days when the NYSE is closed (generally, New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.) This daily determination of unit value is made as of the close of regular trading on the NYSE, currently 4:00 p.m., New York time unless the NYSE closes earlier, by dividing the total assets of a Subaccount less all of its liabilities, by the total number of units outstanding at the time the determination is made. Purchases and redemptions will be effected at the time of determination of unit value next following the receipt of any purchase or redemption order deemed to be in good order.

Units of each Variable Funds Subaccount are valued based upon the valuation of the securities held by the corresponding Underlying Investment in which the assets of the particular Variable Funds Subaccount are invested. Units of each Asset Allocation Subaccount are valued based upon the valuation of the units of each Variable Funds Subaccount in which the assets of the particular Asset Allocation Subaccount are invested. Therefore, the valuation of units in both the Variable Funds Subaccounts and the Asset Allocation Subaccounts depends on the valuation policies of the Underlying Investments.

Brokerage Commissions Paid Affiliated Brokers

The Asset Allocation Subaccounts incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the year ended December 31, 2018.

Sale of Contracts/Principal Underwriter

Transamerica Capital, Inc. (“TCI”), which is an affiliate of TFLIC, is the principal underwriter and distributor of the Contracts which were sold by registered representatives who were also licensed insurance agents of TFLIC. We have discontinued new sales of the Contracts. TCI is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority.

TCI will not receive underwriting commissions. Registration as a broker-dealer does not mean that the SEC has passed upon the financial standing, fitness or conduct of any broker or dealer, or upon the merits of any security offering or upon any other matter relating to the business of any broker or dealer.

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Performance Information

Variable Funds Government Money Market Subaccount

For the seven day period ended December 31, 2018, the yield for the Variable Funds Money Market Subaccount (the “Government Money Market Subaccount”) was 1.03% and the effective yield was 1.04%.

The yield is calculated by dividing the result of subtracting the value of one Unit at the end of the seven day period (“Seventh Day Value”) from the value of one Unit at the beginning of the seven day period (“First Day Value”) by the First Day Value (the resulting quotient being the “Base Period Return”) and multiplying the Base Period Return by 365 divided by 7 to obtain the annualized yield.

The effective yield is calculated by compounding the Base Period Return calculated in accordance with the preceding paragraph, adding 1 to Base Period Return, raising that sum to a power equal to 365 divided by 7 and subtracting 1 from the result.

As the Government Money Market Subaccount invests only in the Transamerica Government Money Market Fund (the “Government Money Market Fund”) of Transamerica Funds, the First Day Value reflects the net asset value of the shares in the Government Money Market Fund held in the Government Money Market Subaccount. The Seventh Day Value reflects increases or decreases in the net asset value of the shares in the Government Money Market Fund held in the Government Money Market Subaccount due to the declaration of dividends, net investment income and the daily charges and deductions from the Subaccount for mortality and expense risk. Net investment income reflects earnings on investments less expenses of the Government Money Market Fund including the investment management fee.

Performance Information Relating to the Asset Allocation Subaccounts

Standard Performance Information

From time to time, quotations of an Asset Allocation Subaccount’s performance may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner for each Asset Allocation Subaccount:

Total Return

The Asset Allocation Subaccount’s total return will be calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 to reach the value of that investment at the end of the periods. The Asset Allocation Subaccount may also calculate total rates of return which represent aggregate performance over a period of year-by-year performance.

Yield

The Asset Allocation Subaccount’s yield quotation will be based on the annualized net investment income per unit of the Asset Allocation Subaccount over a 30-day period. The current yield for the Asset Allocation Subaccount is calculated by dividing the net investment income per unit of the Asset Allocation Subaccount earned during the period by the net asset value per unit of the Asset Allocation Subaccount on the last day of that period. The resulting figure is then annualized. Net investment income per unit is determined by dividing (i) the dividends and interest earned during the period, minus accrued expenses for the period, by (ii) the average number of units entitled to receive dividends during the period.

Comparison of Asset Allocation Subaccount Performance

Comparison of the quoted non-standardized performance of various investments is useful only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of an Asset Allocation Subaccount with performance quoted with respect to other investment companies or types of investments.

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In connection with communicating its performance to current or prospective investors, an Asset Allocation Subaccount also may compare these figures to the performance of other funds tracked by fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. An underlying investment may invest in some instruments not eligible for inclusion in such an index, and may be prohibited from investing in some instruments included in this index. Evaluations of an Asset Allocation Subaccount’s performance made by independent sources may also be used in advertisements concerning an Asset Allocation Subaccount. Sources for an Asset Allocation Subaccount’s performance information may include, but are not limited to, the following:

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Barron’s, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

Changing Times, The Kiplinger Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Consumer Digest, a monthly business/financial magazine that includes a “Money Watch” section featuring financial news.

Financial Times, Europe’s business newspaper, which features from time to time articles on international or country specific funds.

Financial World, a general business/financial magazine that includes a “Market Watch” department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

Investor’s Daily, a daily newspaper that features financial, economic and business news.

Lipper Analytical Services, Inc.’s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

New York Times, a nationally distributed newspaper which regularly covers financial news.

U.S. News and World Report, a national business weekly that periodically reports mutual fund performance data.

Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Working Women, a monthly publication that features a “Financial Workshop” section reporting on the mutual fund/financial industry.

The performance of the Asset Allocation Subaccounts may also be compared to benchmarks consisting of a combination of unmanaged indices, such as the Barclays Capital Aggregate Bond Index, the Russell 3000 Index, the Bank of America/Merrill Lynch 1-3 Year Treasury Index, the Bank of America/Merrill Lynch High Yield Master II Index and the MSCI World Ex-US Index. When an Asset Allocation Subaccount’s performance is compared to such a combined benchmark, the percentage of each unmanaged index included in the benchmark will be disclosed.

29

Financial Statements

The financial statements of the Transamerica Variable Funds and the statutory basis financial statements of TFLIC are included in Appendix F to this Statement of Additional Information. The financial statements of the Transamerica Asset Allocation Variable Funds are incorporated herein by reference from the Transamerica Asset Allocation Variable Funds Annual Report on Form N-CSR for the year ended December 31, 2018. The statutory basis financial statements of TFLIC that are included in Appendix F are different from the financial statements of Transamerica Variable Funds and Transamerica Asset Allocation Variable Funds. The statutory basis financial statements of TFLIC should be considered only as bearing upon the ability of TFLIC to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in Transamerica Variable Funds or Transamerica Asset Allocation Variable Funds.

REQUESTING DOCUMENTS. You may request a free copy of any or all of the information incorporated by reference into the Prospectus and/or SAI (other than exhibits not specifically incorporated by reference into the text of such documents). Please direct any oral or written requests for such documents to our Administrative and Service Office at:

4333 Edgewood Road NE

Cedar Rapids, IA 52499

Telephone: (800) 535-5549

Independent Registered Public Accounting Firms

The statutory-basis financial statements and schedules of Transamerica Financial Life Insurance Company as of December 31, 2018 and 2017 and for the three years ended December 31, 2018, included in this Statement of Additional Information, have been so included in reliance on the report by PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, IL 60606

The statements of assets and liabilities of Transamerica Variable Funds at December 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated within the financial statements, appearing herein, have been audited by Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, Independent Registered Public Accounting Firm, as set forth in their report thereon, and are included in reliance upon such report given upon the authority of said firm as experts in accounting and auditing.

The statements of assets and liabilities of Transamerica Asset Allocation Variable Funds at December 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated within the financial statements, incorporated herein by reference from the Transamerica Asset Allocation Variable Funds Annual Report on Form N-CSR for the year ended December 31, 2018, have been audited by Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, Independent Registered Public Accounting Firm, as set forth in their report thereon, and are incorporated in reliance upon such report given upon the authority of said firm as experts in accounting and auditing.

30

Appendix A — Proxy Voting Policies

Transamerica Asset Management, Inc.

Proxy Voting Policies and Procedures (“TAM Proxy Policy”)

I. PURPOSE

The TAM Proxy Policy is adopted in accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”) and TAM’s fiduciary and other duties to its clients. The purpose of the TAM Proxy Policy is to ensure that where TAM exercises proxy voting authority with respect to client securities it does so in the best interests of the client, and that Sub-Advisers (as defined below) to TAM clients exercise voting authority with respect to TAM client securities in accordance with policies and procedures adopted by the Sub-Advisers under Rule 206(4)-6 and approved by the TAM client.

II. TAM’S ADVISORY ACTIVITIES

TAM acts as investment adviser to Transamerica Funds, Transamerica Partners Portfolios, Transamerica Asset Allocation Variable Funds, and Transamerica Series Trust (collectively, the “Funds”). For most of the investment portfolios comprising the Funds, TAM has delegated day-to-day management of the portfolio, including the authority to buy, sell, or hold securities in the portfolio and to exercise proxy voting authority with respect to those securities, to one or more investment sub-advisers, pursuant to sub-advisory agreements entered into between TAM and each sub-adviser (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) and approved by the Board of Trustees/Directors of the client Fund (the “Board”). TAM serves as a “manager of managers” with respect to the Sub-Advisers and monitors their activities in accordance with the terms of an exemptive order granted by the Securities and Exchange Commission (Release No. IC-23379, August 5, 1998).

III. SUMMARY OF THE TAM PROXY POLICY

TAM delegates the responsibility to exercise voting authority with respect to securities held in the Funds’ portfolios for which one or more Sub-Advisers has been retained to the Sub-Adviser(s) for each such portfolio, in accordance with each applicable Sub-Adviser Proxy Policy (as defined below). TAM will collect and review each Sub-Adviser Proxy Policy, together with a certification from the Sub-Adviser that the Sub-Adviser Proxy Policy complies with Rule 206(4)-6, and submit these materials to the Board for approval. In the event that TAM is called upon to exercise voting authority with respect to client securities, TAM generally will vote in accordance with the recommendation of Glass, Lewis & Co., LLC. (“Glass Lewis”) or another qualified independent third party, except that if TAM believes the recommendation would not be in the best interest of the relevant portfolio and its shareholders, TAM will consult the Board of the relevant Fund (or a Committee of the Board) and vote in accordance with instructions from the Board or Committee.

IV. Delegation of Proxy Voting Authority to Sub-Advisers

TAM delegates to each Sub-Adviser the responsibility to exercise voting authority with respect to securities held by the portfolio(s), or portion thereof, managed by the Sub-Adviser. Each Sub-Adviser is responsible for monitoring, evaluating and voting on all proxy matters with regard to investments the Sub-Adviser manages for the Funds in accordance with the Sub-Adviser’s proxy voting policies and procedures adopted to comply with Rule 206(4)-6 (each, a “Sub-Adviser Proxy Policy” and collectively, the “Sub-Adviser Proxy Policies”).

V. ADMINISTRATION, REVIEW AND SUBMISSION TO BOARD OF SUB-ADVISER PROXY POLICIES

A. Appointment of Proxy Administrator

TAM will appoint an officer to be responsible for collecting and reviewing the Sub-Adviser Proxy Policies and carrying out the other duties set forth herein (the “Proxy Administrator”).

B. Initial Review

1. The Proxy Administrator will collect from each Sub-Adviser:

a)	its Sub-Adviser Proxy Policy;

b)

a certification from the Sub-Adviser that (i) its Sub-Adviser Proxy Policy is reasonably designed to ensure that the Sub-Adviser votes client securities in the best interest of clients, and that the Sub-Adviser Proxy Policy includes an explanation of how the Sub-Adviser addresses material conflicts that may arise between the Sub-Adviser’s interests and those of its clients, (ii) the Sub-Adviser Proxy Policy has been adopted in accordance with Rule 206(4)-6, and (iii) the Sub-Adviser Proxy Policy complies the terms of Rule 206(4)-6; and

c)	a summary of the Sub-Adviser Proxy Policy suitable for inclusion in the client Fund’s registration statement, in compliance with Item 13(f) of Form N-1A, and a certification to that effect.

2. The Proxy Administrator will review each Sub-Adviser Proxy Policy with a view to TAM making a recommendation to the Board. In conducting its review, TAM recognizes that the Securities and Exchange Commission has not adopted specific policies or procedures for advisers, or provided a list of approved procedures, but has left advisers the flexibility to craft policies and procedures suitable to their business and the nature of the conflicts they may face. As a consequence, Sub-Adviser Proxy Policies are likely to differ widely. Accordingly, the Proxy Administrator’s review of the Sub-Adviser Proxy Policies will be limited to addressing the following matters:

a)	whether the Sub-Adviser Proxy Policy provides that the Sub-Adviser votes solely in the best interests of clients;

b)

whether the Sub-Adviser Proxy Policy includes a description of how the Sub-Adviser addresses material conflicts of interest that may arise between the Sub-Adviser or its affiliates and its clients; and

c)

whether the Sub-Adviser Proxy Policy includes both general policies and procedures as well as policies with respect to specific types of issues (for this purpose general policies include any delegation to a third party, policies relating to matters that may substantially affect the rights or privileges of security holders, and policies regarding the extent of weight given to the view of the portfolio company management; specific issues include corporate governance matters, changes to capital structure, stock option plans and other management compensation issues, and social corporate responsibility issues, among others).

3. The Proxy Administrator will review the certification provided pursuant to paragraph 1(b) above for completeness, and will review the summary provided pursuant to paragraph 1(c) above for compliance with the requirements of Form N-1A.

4. TAM will provide to the Board (or a Board Committee), the materials referred to in Section V.B.1. and a recommendation pursuant to the Proxy Administrator’s review of the Sub-Adviser Proxy Policy provided for in Section V.B.2.

5. TAM will follow the same procedure in connection with the engagement of any new Sub-Adviser.

C. Subsequent Review

TAM will request that each Sub-Adviser provide TAM with prompt notice of any material change in its Sub-Adviser Proxy Policy. TAM will report any such changes at the next quarterly Board meeting of the applicable Fund. No less frequently than once each calendar year, TAM will request that each Sub-Adviser provide TAM with its current Sub-Adviser Proxy Policy, or certify that there have been no material changes to its Sub-Adviser Proxy Policy or that all material changes have been previously provided for review by TAM and approval by the relevant Board(s), and that the Sub-Adviser Proxy Policy continues to comply with Rule 206(4)-6.

D. Record of Proxy Votes Exercised by Sub-Adviser

The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as Glass Lewis), will maintain a record of any proxy votes (including the information called for in Items 1(a) through (i) of Form N-PX) exercised by the Sub-Adviser on behalf of a portfolio of the Funds. The

Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as Glass Lewis), will maintain a complete proxy voting record with respect to each Fund. If TAM utilizes the services of a third party for maintaining the records above specified, TAM shall obtain an undertaking from the third party that it will provide the records promptly upon request.

VI. TAM EXERCISE OF PROXY VOTING AUTHORITY

A. Use of Independent Third Party

If TAM is called upon to exercise voting authority on behalf of a Fund client, TAM will vote in accordance with the recommendations of Glass Lewis or another qualified independent third party (the “Independent Third Party”), provided that TAM agrees that the voting recommendation issued by the Independent Third Party reflects the best interests of the relevant portfolio and its shareholders.

B. Conflict with View of Independent Third Party

If, in its review of the Independent Third Party recommendation, TAM believes that the recommendation is not in the best interests of the Fund client, TAM will submit to the Board (or a Board Committee) its reasons for disagreeing with the Independent Third Party, as well as full disclosure of any conflict of interest between TAM or its affiliates and the Fund in connection with the vote, and seek consent of the Board (or Committee) with respect to TAM’s proposed vote.

C. Asset Allocation Portfolios

For any asset allocation portfolio managed by TAM and operated, in whole or in part, as a “fund of funds”, TAM will vote proxies in accordance with the recommendations of the Board(s) of the Fund(s). If any such asset allocation portfolio holds shares of a registered investment company that is not a portfolio of a Fund, TAM will seek Board (or Committee) consent with respect to TAM’s proposed vote in accordance with the provisions of Section VI.B.

VII. CONFLICTS OF INTEREST BETWEEN TAM OR ITS AFFILIATES AND THE FUNDS

The TAM Proxy Voting Policy addresses material conflicts that may arise between TAM or its affiliates and the Funds by, in every case where TAM exercises voting discretion, either (i) providing for voting in accordance with the recommendation of the Independent Third Party or Board(s); or (ii) obtaining the consent of the Board (or a Board Committee) with full disclosure of the conflict.

VIII. RECORDKEEPING

A. Records Generally Maintained

In accordance with Rule 204-2(c)(2) under the Advisers Act, the Proxy Administrator shall cause TAM to maintain the following records:

1.	the TAM Proxy Voting Policy; and

2.	records of Fund client requests for TAM proxy voting information.

B. Records for TAM Exercise of Proxy Voting Authority

In accordance with Rule 204-2(c)(2) under the Advisers Act, if TAM exercises proxy voting authority pursuant to Section VI above, TAM, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), shall make and maintain the following records:

.	proxy statements received regarding matters it has voted on behalf of Fund clients;

2.	records of votes cast by TAM; and

3.	copies of any documents created by TAM that were material to deciding how to vote proxies on behalf of Fund clients or that memorialize the basis for such a decision.

If TAM utilizes the services of a third party for maintaining the records above specified, TAM shall obtain an undertaking from the third party that it will provide the records promptly upon request.

C. Records Pertaining to Sub-Adviser Proxy Policies

The Proxy Administrator will cause TAM and/or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), to maintain the following records:

1.	each Sub-Adviser Proxy Policy; and

2.	the materials delineated in Article V above.

If TAM utilizes the services of a third party for maintaining the records above specified, TAM shall obtain an undertaking from the third party that it will provide the records promptly upon request.

D. Time Periods for Record Retention

All books and records required to maintain under this Section VIII will be maintained in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on the record, the first two years in an appropriate office of TAM.

IX. PROVISION OF TAM PROXY POLICY TO FUND CLIENTS

The Proxy Administrator will provide each Fund’s Board (or a Board Committee) a copy of the TAM Proxy Policy at least once each calendar year.

Last Revised: July 1, 2012

TRANSAMERICA VARIABLE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

At December 31, 2018

	Government Money Market	High Quality Bond	Inflation- Protected Securities	Intermediate Bond	High Yield Bond
Assets:
Investment in mutual fund, at net asset value	$18,802,223	$9,573,356	$16,917,788	$35,216,165	$2,766,505
Receivable for investments sold	8,594	—	—	—	—
Receivable for units sold	33,580	8,932	9,921	12,624	3,662
Dividends receivable	32,809	—	—	—	14,866
Receivable for fee reimbursements from TFLIC (a)	672	—	—	—	—

Total assets	18,877,878	9,582,288	16,927,709	35,228,789	2,785,033

Liabilities:
Payable for investments purchased	35,340	7,945	8,544	10,826	18,528
Payable for units redeemed	40,118	987	1,377	1,798	—
Accrued mortality and expense risk fees	17,544	9,028	15,883	32,905	2,620

Total liabilities	93,002	17,960	25,804	45,529	21,148

Net assets attributable to annuity contractholders	$18,784,876	$9,564,328	$16,901,905	$35,183,260	$2,763,885

Accumulation units	886,002	539,022	633,672	758,538	81,935

Unit value	21.20	17.74	26.67	46.38	33.73

Investment in mutual fund:
Cost	$18,802,242	$9,773,846	$17,648,062	$35,980,547	$2,981,833

Number of shares	18,802,242	979,873	1,767,794	3,571,619	322,436

(a)	Transamerica Financial Life Insurance Company.

The notes to the financial statements are an integral part of this report.

TRANSAMERICA VARIABLE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

At December 31, 2018

	Balanced II	Large Value Opportunities	Large Core	Large Growth	Small Cap Core	International Equity
Assets:
Investment in mutual fund, at net asset value	$42,969,413	$146,777,731	$89,322,527	$189,809,128	$64,364,156	$41,808,893
Receivable for investments sold	3,464	—	123,362	—	96,048	34,469
Receivable for units sold	5,212	25,421	10,287	22,234	26,176	7,383

Total assets	42,978,089	146,803,152	89,456,176	189,831,362	64,486,380	41,850,745

Liabilities:
Payable for investments purchased	—	12,946	—	11,704	—	—
Payable for units redeemed	8,676	12,475	133,649	10,531	122,224	41,852
Accrued mortality and expense risk fees	40,806	142,103	86,133	181,723	63,138	39,830

Total liabilities	49,482	167,524	219,782	203,958	185,362	81,682

Net assets attributable to annuity contractholders	$42,928,607	$146,635,628	$89,236,394	$189,627,404	$64,301,018	$41,769,063

Accumulation units	603,984	1,675,845	1,699,668	1,608,850	1,153,334	1,998,760

Unit value	$71.08	$87.50	$52.50	$117.87	$55.75	$20.90

Investment in mutual fund:
Cost	$45,155,122	$174,646,744	$103,757,416	$184,139,268	$78,870,785	$46,442,751

Number of shares	4,513,594	17,965,451	10,583,238	18,042,693	7,034,334	2,668,085

(a)	Transamerica Financial Life Insurance Company.

The notes to the financial statements are an integral part of this report.

TRANSAMERICA VARIABLE FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2018

	Government Money Market	High Quality Bond	Inflation- Protected Securities	Intermediate Bond	High Yield Bond
Investment income:
Dividend income	$308,054	$268,709	$663,275	$1,049,563	$175,678

Expenses:
Mortality and expense risk fees	213,429	107,876	200,363	407,366	32,597
Expenses reimbursed by TFLIC (a)	(2,955)	—	—	—	—

Net expenses	210,474	107,876	200,363	407,366	32,597

Net investment income (loss)	97,580	160,833	462,912	642,197	143,081

Net realized and unrealized gains (losses) on investments:
Realized gains (losses) on investments	—	(27,191)	(48,012)	(118,417)	(5,719)
Change in net unrealized appreciation (depreciation) on investments	(19)	(121,224)	(848,928)	(1,227,294)	(236,304)

Net realized and unrealized gains (losses) on investments	(19)	(148,415)	(896,940)	(1,345,711)	(242,023)

Net increase (decrease) in net assets resulting from operations	$97,561	$12,418	$(434,028)	$(703,514)	$(98,942)

(a)	Transamerica Financial Life Insurance Company.

The notes to the financial statements are an integral part of this report.

TRANSAMERICA VARIABLE FUNDS

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended December 31, 2018

	Balanced II	Large Value Opportunities	Large Core	Large Growth	Small Cap Core	International Equity
Investment income:
Dividend income	$870,283	$9,455,126	$5,313,548	$1,355,496	$1,991,142	$930,077

Expenses:
Mortality and expense risk fees	525,530	1,878,663	1,133,336	2,400,182	872,210	545,548

Net investment income (loss)	344,753	7,576,463	4,180,212	(1,044,686)	1,118,932	384,529

Net realized and unrealized gains (losses) on investments:
Realized gains (losses) on investments	212,521	1,550,865	1,177,844	5,128,134	356,988	595,123
Realized capital gain distributions	1,270,186	19,064,208	11,895,420	15,943,640	4,606,583	1,315,174
Change in net unrealized appreciation (depreciation) on investments	(3,896,528)	(43,836,997)	(24,555,482)	(21,277,125)	(17,367,306)	(10,761,734)

Net realized and unrealized gains (losses) on investments	(2,413,821)	(23,221,924)	(11,482,218)	(205,351)	(12,403,735)	(8,851,437)

Net increase (decrease) in net assets resulting from operations	$(2,069,068)	$(15,645,461)	$(7,302,006)	$(1,250,037)	$(11,284,803)	$(8,466,908)

(a)	Transamerica Financial Life Insurance Company.

The notes to the financial statements are an integral part of this report.

TRANSAMERICA VARIABLE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2018

	Government Money Market	High Quality Bond	Inflation- Protected Securities	Intermediate Bond	High Yield Bond
From operations:
Net investment income (loss)	$97,580	$160,833	$462,912	$642,197	$143,081
Net realized gains (losses) from investment	—	(27,191)	(48,012)	(118,417)	(5,719)
Change in net unrealized appreciation (depreciation) on investment	(19)	(121,224)	(848,928)	(1,227,294)	(236,304)

Net increase (decrease) in net assets resulting from operations	97,561	12,418	(434,028)	(703,514)	(98,942)

From unit transactions:
Units sold	15,616,048	1,280,985	1,599,661	3,687,708	231,041
Units redeemed	(17,158,123)	(1,788,019)	(3,274,133)	(6,622,743)	(473,290)

Net increase (decrease) in net assets resulting from unit transactions	(1,542,075)	(507,034)	(1,674,472)	(2,935,035)	(242,249)

Total increase (decrease) in net assets	(1,444,514)	(494,616)	(2,108,500)	(3,638,549)	(341,191)

Net assets:
Beginning of year	20,229,390	10,058,944	19,010,405	38,821,809	3,105,076

End of year	$18,784,876	$9,564,328	$16,901,905	$35,183,260	$2,763,885

Units outstanding beginning of year	958,996	567,749	696,041	822,536	88,855
Units sold	739,234	72,571	59,273	79,678	6,616
Units redeemed	(812,228)	(101,298)	(121,642)	(143,676)	(13,536)

Units outstanding end of year	886,002	539,022	633,672	758,538	81,935

The notes to the financial statements are an integral part of this report.

TRANSAMERICA VARIABLE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the Year Ended December 31, 2018

	Balanced II	Large Value Opportunities	Large Core	Large Growth	Small Cap Core	International Equity
From operations:
Net investment income (loss)	$344,753	$7,576,463	$4,180,212	$(1,044,686)	$1,118,932	$384,529
Net realized gains (losses) from investment	212,521	1,550,865	1,177,844	5,128,134	356,988	595,123
Realized capital gain distributions	1,270,186	19,064,208	11,895,420	15,943,640	4,606,583	1,315,174
Change in net unrealized appreciation (depreciation) on investment	(3,896,528)	(43,836,997)	(24,555,482)	(21,277,125)	(17,367,306)	(10,761,734)

Net increase (decrease) in net assets resulting from operations	(2,069,068)	(15,645,461)	(7,302,006)	(1,250,037)	(11,284,803)	(8,466,908)

From unit transactions:
Units sold	2,096,846	6,038,828	3,741,936	7,882,532	4,002,488	3,603,295
Units redeemed	(7,064,516)	(23,407,345)	(12,852,602)	(26,500,687)	(10,154,137)	(6,148,512)

Net increase (decrease) in net assets resulting from unit transactions	(4,967,670)	(17,368,517)	(9,110,666)	(18,618,155)	(6,151,649)	(2,545,217)

Total increase (decrease) in net assets	(7,036,738)	(33,013,978)	(16,412,672)	(19,868,192)	(17,436,452)	(11,012,125)

Net assets:
Beginning of year	49,965,345	179,649,606	105,649,066	209,495,596	81,737,470	52,781,188

End of year	$42,928,607	$146,635,628	$89,236,394	$189,627,404	$64,301,018	$41,769,063

Units outstanding beginning of year	670,919	1,857,472	1,859,294	1,754,103	1,247,597	2,102,941
Units sold	28,124	62,479	64,813	60,536	60,443	148,101
Units redeemed	(95,059)	(244,106)	(224,439)	(205,789)	(154,706)	(252,282)

Units outstanding end of year	603,984	1,675,845	1,699,668	1,608,850	1,153,334	1,998,760

The notes to the financial statements are an integral part of this report.

TRANSAMERICA VARIABLE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2017

	Government Money Market	High Quality Bond	Inflation- Protected Securities	Intermediate Bond	High Yield Bond
From operations:
Net investment income (loss)	$624	$68,623	$25,029	$508,217	$144,152
Net realized gains (losses) allocated from Series Portfolios (a)	9	93,134	1,782,970	2,242,354	111,959
Net realized gains (losses) on investments	—	(2,564)	(5,525)	102,977	4,698
Change in net unrealized appreciation (depreciation) allocated from Series Portfolios (a)	—	(50,850)	(1,624,299)	(1,975,607)	(95,329)
Change in net unrealized appreciation (depreciation) on investments	—	(79,266)	118,653	462,912	20,975

Net increase (decrease) in net assets resulting from operations	633	29,077	296,828	1,340,853	186,455

From unit transactions:
Units sold	14,491,490	2,057,990	2,187,608	3,984,243	266,573
Units redeemed	(17,184,266)	(2,439,939)	(3,168,204)	(8,751,238)	(358,993)

Net increase (decrease) in net assets resulting from unit transactions	(2,692,776)	(381,949)	(980,596)	(4,766,995)	(92,420)

Total increase (decrease) in net assets	(2,692,143)	(352,872)	(683,768)	(3,426,142)	94,035

Net assets:
Beginning of year	22,921,533	10,411,816	19,694,173	42,247,951	3,011,041

End of year	$20,229,390	$10,058,944	$19,010,405	$38,821,809	$3,105,076

Units outstanding beginning of year	1,086,684	589,065	731,993	924,112	91,543
Units sold	686,998	116,116	80,923	85,624	7,729
Units redeemed	(814,686)	(137,432)	(116,875)	(187,200)	(10,417)

Units outstanding end of year	958,996	567,749	696,041	822,536	88,855

(a)	Refer to Note 1 of the Notes to the Financial Statements.

The notes to the financial statements are an integral part of this report.

TRANSAMERICA VARIABLE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the Year Ended December 31, 2017

	Balanced II	Large Value Opportunities	Large Core	Large Growth	Small Cap Core	International Equity
From operations:
Net investment income (loss)	$235,945	$987,863	$899,855	$(708,596)	$(106,916)	$832,959
Net realized gains (losses) allocated from Series Portfolios (a)	16,566,914	30,909,287	14,107,850	50,290,625	1,375,481	(15,023,115)
Net realized gains (losses) on investments	64,605	729,808	408,780	1,945,838	133,790	438,448
Realized capital gain distributions	205,301	2,870,625	3,479,212	7,810,276	2,211,945	—
Change in net unrealized appreciation (depreciation) allocated from Series Portfolios (a)	(12,642,602)	(28,111,399)	(9,354,235)	(34,067,022)	(2,308,752)	17,172,767
Change in net unrealized appreciation (depreciation) on investments	1,710,820	15,967,984	10,120,594	26,946,985	2,860,677	6,127,876

Net increase (decrease) in net assets resulting from operations	6,140,983	23,354,168	19,662,056	52,218,106	4,166,225	9,548,935

From unit transactions:
Units sold	2,242,204	6,575,001	3,317,316	7,470,480	4,047,139	3,024,541
Units redeemed	(7,128,687)	(24,232,365)	(11,477,410)	(22,892,415)	(10,787,372)	(5,627,762)

Net increase (decrease) in net assets resulting from unit transactions	(4,886,483)	(17,657,364)	(8,160,094)	(15,421,935)	(6,740,233)	(2,603,221)

Total increase (decrease) in net assets	1,254,500	5,696,804	11,501,962	36,796,171	(2,574,008)	6,945,714

Net assets:
Beginning of year	48,710,845	173,952,802	94,147,104	172,699,425	84,311,478	45,835,474

End of year	$49,965,345	$179,649,606	$105,649,066	$209,495,596	$81,737,470	$52,781,188

Units outstanding beginning of year	739,588	2,056,360	2,021,380	1,899,158	1,356,037	2,216,167
Units sold	32,093	74,669	66,005	69,615	65,117	130,152
Units redeemed	(100,762)	(273,557)	(228,091)	(214,670)	(173,557)	(243,378)

Units outstanding end of year	670,919	1,857,472	1,859,294	1,754,103	1,247,597	2,102,941

(a)	Refer to Note 1 of the Notes to the Financial Statements.

The notes to the financial statements are an integral part of this report.

TRANSAMERICA VARIABLE FUNDS

CALVERT SUBACCOUNT

STATEMENT OF ASSETS AND LIABILITIES

At December 31, 2018

Assets:
Investment in mutual fund, at net asset value	$10,884,989
Cash	1
Receivable for units sold	2,187
Receivable for securities sold	4,896

Total assets	10,892,073

Liabilities:
Payable for units redeemed	7,083
Payable for securities purchased	—
Accrued mortality and expense risk fees	10,593

Total liabilities	17,676

Net assets attributable to annuity contractholders	$10,874,397

Accumulation units	232,313

Unit value	$46.81

Investment in mutual fund:
Cost	$10,838,235

Number of shares	5,610,820

STATEMENT OF OPERATIONS

For the year ended December 31, 2018

Investment income:
Dividend income	$597,644
Expenses:
Mortality and expense risk fees	138,405

Net investment income	459,239

Realized and unrealized gains (losses) on investment:
Net realized gains from investment	1,159,106
Realized capital gain distributions	738,337
Change in net unrealized appreciation (depreciation) on investment	(2,784,772)

Net realized and unrealized gains (losses) from investment	(887,329)

Net increase (decrease) in net assets resulting from operations	$(428,090)

STATEMENTS OF CHANGES IN NET ASSETS

	For the year ended 12/31/18	For the year ended 12/31/17
From operations:
Net investment income (loss)	$459,239	$133,396
Net realized gains (losses) from investment	1,159,106	121,560
Realized capital gain distributions	738,337	130,633
Change in net unrealized appreciation (depreciation) on investment	(2,784,772)	997,574

Net increase (decrease) in net assets resulting from operations	(428,090)	1,383,163

From unit transactions:
Units sold	384,930	394,618
Units redeemed	(2,998,782)	(934,333)

Net decrease in net assets resulting from unit transactions	(2,613,852)	(539,715)

Total increase (decrease) in net assets	(3,041,942)	843,448
Net assets:
Beginning of year	13,916,339	13,072,891

End of year	$10,874,397	$13,916,339

Units outstanding beginning of year	286,291	297,935
Units sold	7,888	8,568
Units redeemed	(61,866)	(20,212)

Units outstanding end of year	232,313	286,291

The notes to the financial statements are an integral part of this report.

TRANSAMERICA VARIABLE FUNDS

FINANCIAL HIGHLIGHTS

For an accumulation unit outstanding throughout the year:

		Income (Loss) from Investment Operations							Ratios to Average Net Assets
For the Year Ended	Unit Value Beginning of Year	Net Investment Income (Loss) (1)		Net Realized and Unrealized Gains (Losses) on Investments	Total Income (Loss) from Investment Operations	Unit Value, End of Year	Net Assets, End of Year	Total Return**	Gross Expenses		Net Expenses, (Net of Reimbursements)		Net Investment Income (Loss) (Net of Reimbursements)		Portfolio Turnover
Government Money Market
12/31/2018	$21.09	$0.11		$—	$0.11	$21.20	$18,784,876	0.51%	1.10	%(b)	1.08	%(b)(g)	0.50%		46%
12/31/2017	21.09	—	(a)	— (a)	— (a)	21.09	20,229,390	—	1.33	(b)(d)	0.87	(b)(d)(f)(h)	—	(c)	N/A
12/31/2016	21.09	—	(a)	— (a)	— (a)	21.09	22,921,533	—	1.38	(e)	0.46	(e)(f)(i)	—	(c)	N/A
12/31/2015	21.09	—	(a)	— (a)	— (a)	21.09	24,416,767	—	1.39	(e)	0.29	(e)(f)(j)	—	(c)	N/A
12/31/2014	21.09	—	(a)	—	—	21.09	24,459,288	—	1.38	(e)	0.23	(e)(f)(k)	—	(c)	N/A

High Quality Bond
12/31/2018	17.72	0.29		(0.27)	0.02	17.74	9,564,328	0.15	1.10	(b)	1.10	(b)	1.64		14
12/31/2017	17.68	0.12		(0.08)	0.04	17.72	10,058,944	0.24	1.22	(b)(d)	1.22	(b)(d)	0.66		14
12/31/2016	17.60	0.09		(0.01)	0.08	17.68	10,411,816	0.40	1.48	(e)	1.47	(e)(f)	0.52		92	(m)
12/31/2015	17.68	0.04		(0.12)	(0.08)	17.60	11,365,699	(0.41)	1.48	(e)	1.48	(e)	0.21		70	(m)
12/31/2014	17.73	0.07		(0.12)	(0.05)	17.68	17,030,117	(0.28)	1.48	(e)	1.48	(e)	0.37		92	(m)

Inflation-Protected Securities
12/31/2018	27.31	0.68		(1.32)	(0.64)	26.67	16,901,905	(2.34)	1.10	(b)	1.10	(b)	2.54		11
12/31/2017	26.90	0.03		0.38	0.41	27.31	19,010,405	1.51	1.24	(b)(d)	1.23	(b)(d)(f)	0.13		12
12/31/2016	26.15	0.07		0.68	0.75	26.90	19,694,173	2.90	1.54	(e)	1.49	(e)(f)	0.25		52	(m)
12/31/2015	26.96	(0.26)		(0.55)	(0.81)	26.15	21,362,336	(3.01)	1.53	(e)	1.50	(e)(f)	(0.95)		54	(m)
12/31/2014	26.46	0.03		0.47	0.50	26.96	23,806,411	1.87	1.52	(e)	1.50	(e)(f)	0.10		81	(m)

Intermediate Bond
12/31/2018	47.20	0.80		(1.62)	(0.82)	46.38	35,183,260	(1.73)	1.10	(b)	1.10	(b)	1.73		11
12/31/2017	45.72	0.58		0.90	1.48	47.20	38,821,809	3.24	1.19	(b)(d)	1.19	(b)(d)	1.23		8
12/31/2016	44.68	0.58		0.46	1.04	45.72	42,247,951	2.32	1.47	(e)	1.45	(e)(f)	1.26		50	(m)
12/31/2015	44.96	0.53		(0.81)	(0.28)	44.68	43,822,530	(0.64)	1.47	(e)	1.47	(e)	1.17		46	(m)
12/31/2014	42.76	0.65		1.55	2.20	44.96	47,122,818	5.16	1.48	(e)	1.48	(e)	1.47		184	(m)

High Yield Bond
12/31/2018	34.95	1.68		(2.90)	(1.22)	33.73	2,763,885	(3.47)	1.10	(b)	1.10	(b)	4.83		13
12/31/2017	32.89	1.60		0.46	2.06	34.95	3,105,076	6.23	1.23	(b)(d)	1.23	(b)(d)	4.67		10
12/31/2016	28.80	1.53		2.56	4.09	32.89	3,011,041	14.19	1.67	(e)	1.65	(e)(f)	4.99		38	(m)
12/31/2015	30.38	1.41		(2.99)	(1.58)	28.80	2,943,195	(5.18)	1.68	(e)	1.68	(e)	4.63		44	(m)
12/31/2014	29.77	1.47		(0.86)	0.61	30.38	3,353,182	2.03	1.68	(e)	1.68	(e)	4.78		97	(m)

Balanced II
12/31/2018	74.47	0.54		(3.93)	(3.39)	71.08	42,928,607	(4.56)	1.10	(b)	1.10	(b)	0.72		7
12/31/2017	65.86	0.33		8.28	8.61	74.47	49,965,345	13.07	1.50	(b)(d)	1.46	(b)(d)(f)	0.47		33
12/31/2016	61.48	0.42		3.96	4.38	65.86	48,710,845	7.13	1.63	(e)	1.57	(e)(f)	0.67		37	(m)
12/31/2015	61.81	0.31		(0.64)	(0.33)	61.48	48,658,989	(0.53)	1.64	(e)	1.60	(e)(f)	0.50		50	(m)
12/31/2014	56.30	0.35		5.16	5.51	61.81	55,879,068	9.76	1.68	(e)	1.60	(e)(f)	0.60		92	(m)

The notes to the financial statements are an integral part of this report.

TRANSAMERICA VARIABLE FUNDS

FINANCIAL HIGHLIGHTS (Continued)

For an accumulation unit outstanding throughout the year:

		Income (Loss) from Investment Operations						Ratios to Average Net Assets
For the Year Ended	Unit Value Beginning of Year	Net Investment Income (Loss) (1)	Net Realized and Unrealized Gains (Losses) on Investments	Total Income (Loss) from Investment Operations	Unit Value, End of Year	Net Assets, End of Year	Total Return**	Gross Expenses		Net Expenses, (Net of Reimbursements)		Net Investment Income (Loss) (Net of Reimbursements)	Portfolio Turnover
Large Value Opportunities
12/31/2018	$96.72	$4.27	$(13.49)	$(9.22)	$87.50	$146,635,628	(9.53)%	1.10	%(b)	1.10	%(b)	4.44%	13%
12/31/2017	84.59	0.50	11.63	12.13	96.72	179,649,606	14.33	1.26	(b)(d)	1.26	(b)(d)(f)	0.57	10
12/31/2016	78.16	0.76	5.67	6.43	84.59	173,952,802	8.24	1.57	(e)	1.56	(e)(f)	1.00	48	(m)
12/31/2015	79.31	0.31	(1.46)	(1.15)	78.16	181,242,607	(1.45)	1.57	(e)	1.57	(e)	0.38	65	(m)
12/31/2014	73.01	0.11	6.19	6.30	79.31	204,692,362	8.62	1.57	(e)	1.57	(e)	0.14	69	(m)

Large Core
12/31/2018	56.82	2.34	(6.66)	(4.32)	52.50	89,236,394	(7.60)	1.10	(b)	1.10	(b)	4.06	12
12/31/2017	46.58	0.47	9.77	10.24	56.82	105,649,066	22.00	1.22	(b)(d)	1.22	(b)(d)(f)	0.92	8
12/31/2016	43.55	0.35	2.68	3.03	46.58	94,147,104	6.95	1.73	(e)	1.72	(e)(f)	0.81	47	(m)
12/31/2015	44.38	0.08	(0.91)	(0.83)	43.55	97,569,637	(1.87)	1.73	(e)	1.73	(e)	0.17	64	(m)
12/31/2014	38.96	(0.03)	5.45	5.42	44.38	106,711,276	13.91	1.73	(e)	1.73	(e)	(0.08)	70	(m)

Large Growth
12/31/2018	119.43	(0.62)	(0.94)	(1.56)	117.87	189,627,404	(1.31)	1.10	(b)	1.10	(b)	(0.48)	10
12/31/2017	90.93	(0.39)	28.89	28.50	119.43	209,495,596	31.34	1.22	(b)(d)	1.22	(b)(d)	(0.36)	8
12/31/2016	90.98	(0.61)	0.56	(0.05)	90.93	172,699,425	(0.04)	1.75	(e)	1.72	(e)(f)	(0.69)	36	(m)
12/31/2015	84.25	(0.69)	7.42	6.73	90.98	193,574,755	7.98	1.74	(e)	1.74	(e)(f)	(0.77)	33	(m)
12/31/2014	76.91	(0.54)	7.88	7.34	84.25	193,761,525	9.54	1.75	(e)	1.75	(e)(f)	(0.68)	73	(m)

Small Cap Core
12/31/2018	65.52	0.94	(10.71)	(9.77)	55.75	64,301,018	(14.90)	1.10	(b)	1.10	(b)	1.41	12
12/31/2017	62.17	(0.08)	3.43	3.35	65.52	81,737,470	5.37	1.27	(b)(d)	1.27	(b)(d)	(0.13)	11
12/31/2016	50.97	0.05	11.15	11.20	62.17	84,311,478	21.99	1.94	(e)	1.91	(e)(f)	0.09	122	(m)
12/31/2015	56.93	0.04	(6.00)	(5.96)	50.97	76,380,577	(10.47)	1.94	(e)	1.94	(e)	0.06	132	(m)
12/31/2014	55.23	(0.02)	1.72	1.70	56.93	94,174,270	3.07	1.93	(e)	1.93	(e)	(0.03)	148	(m)

International Equity
12/31/2018	25.10	0.19	(4.39)	(4.20)	20.90	41,769,063	(16.74)	1.10	(b)	1.10	(b)	0.78	10
12/31/2017	20.68	0.39	4.03	4.42	25.10	52,781,188	21.35	1.26	(b)(d)	1.26	(b)(d)	1.67	7
12/31/2016	20.44	0.23	0.01	0.24	20.68	45,835,474	1.18	1.95	(e)	1.92	(e)(f)	1.15	23	(m)
12/31/2015	21.20	0.26	(1.02)	(0.76)	20.44	49,324,045	(3.55)	1.92	(e)	1.92	(e)	1.20	23	(m)
12/31/2014	23.22	0.38	(2.40)	(2.02)	21.20	54,117,719	(8.75)	1.93	(e)	1.93	(e)	1.64	28	(m)

Calvert
12/31/2018	48.61	1.78	(3.58)	(1.80)	46.81	10,874,397	(3.70)	1.10	(b)	1.10	(b)	3.65	12
12/31/2017	43.88	0.46	4.27	4.73	48.61	13,916,339	10.78	1.10	(b)	1.10	(b)	0.99	5
12/31/2016	41.13	0.35	2.40	2.75	43.88	13,072,891	6.68	1.10	(b)	1.10	(b)	0.82	6
12/31/2015	42.52	(0.31)	(1.08)	(1.39)	41.13	14,259,661	(3.27)	1.10	(b)	1.10	(b)	(0.72)	4
12/31/2014	39.22	0.72	2.58	3.30	42.52	16,042,409	8.41	1.10	(b)	1.10	(b)	1.76	12

**	Actual return presented may differ from calculated return due to rounding of unit value for financial statement purposes.
(1)	Calculated based upon average units outstanding.
(a)	Amount rounds to less than 0.01 or (0.01).
(b)	Excludes the expenses of the Underlying Fund or Calvert Portfolio.
(c)	Amount rounds to less than 0.01%.
(d)	Includes expenses allocated from the Series Portfolios for the time period preceding each Series Portfolio’s reorganization effective date.
(e)	Includes expenses allocated from the Series Portfolios.
(f)	Includes reimbursement of fees at the underlying Series Portfolio level.
(g)	Expenses waived to sustain a positive yield had an impact of 0.02%.
(h)	Expenses waived to sustain a positive yield had an impact of 0.46%.
(i)	Expenses waived to sustain a positive yield had an impact of 0.92%.
(j)	Expenses waived to sustain a positive yield had an impact of 1.10%.
(k)	Expenses waived to sustain a positive yield had an impact of 1.15%.
(m)	Portfolio turnover of the Series Portfolio.

The notes to the financial statements are an integral part of this report.

TRANSAMERICA VARIABLE FUNDS

NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Variable Funds (individually, a “Subaccount” and collectively, “TVF”) is a separate investment account established on November 30, 1993, by Transamerica Financial Life Insurance Company (“TFLIC”), a wholly-owned subsidiary of AEGON USA, LLC (“AEGON”), under the laws of the State of New York. AEGON is a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON is an indirect, wholly-owned subsidiary of AEGON NV, a corporation based in the Netherlands which is a publicly traded international insurance group.

TVF operates as a unit investment trust under the Investment Company Act of 1940, as amended. TVF holds assets that are segregated from all of TFLIC’s other assets and, at present, is used as an investment vehicle under certain tax-deferred annuity contracts issued by TFLIC to fund retirement plans maintained by certain not-for-profit and other organizations (“Group Plans”). TFLIC is the legal holder of the assets in TVF.

TVF commenced operations on August 18, 1994. There are currently twelve Subaccounts within TVF which are available to contractholders of Group Plans. Each Subaccount operates as a “fund of fund” and with the exception of the Calvert Subaccount, invests all of its investable assets in a corresponding series of Transamerica Funds (the “Underlying Funds” or the “Trust”). Prior to a reorganization, each Subaccount, with the exception of the Calvert Subaccount, operated as a feeder within a master/feeder structure and invested all of its investable assets in a corresponding series of Transamerica Partners Portfolios (the “Series Portfolio”). The Calvert Subaccount invests in the Calvert VP SRI Balanced Portfolio (the “Calvert Portfolio”), a series of Calvert Variable Series, Inc. The shareholder reports of the Trust and the Calvert Portfolio, including the Schedules of Investments, should be read in conjunction with TVF’s financial statements.

Subaccount	Underlying Fund
Government Money Market	Transamerica Government Money Market Fund, Class I3
High Quality Bond	Transamerica High Quality Bond Fund, Class I3
Inflation Protected Securities	Transamerica Inflation-Protected Securities Fund, Class I3
Intermediate Bond	Transamerica Intermediate Bond Fund, Class I3
High Yield Bond	Transamerica High Yield Bond Fund, Class I3
Balanced II	Transamerica Balanced II Fund, Class I3
Large Value Opportunities	Transamerica Large Value Opportunities Fund, Class I3
Large Core	Transamerica Large Core Fund, Class I3
Large Growth	Transamerica Large Growth Fund, Class I3
Small Cap Core	Transamerica Small Cap Core Fund, Class I3
International Equity	Transamerica International Equity Fund, Class I3
Calvert	Calvert VP SRI Balanced Portfolio (“Calvert Portfolio’)

The Series Portfolio’s Board of Trustees (the “Board”) and shareholders approved the reorganization of each series of the Series Portfolio (the “Target Portfolios”) into new and existing funds within the Trust (the ‘Destination Funds”). Each Subaccount, as a Target Portfolio shareholder, received newly issued Class I3 shares of the corresponding Destination Fund.

TRANSAMERICA VARIABLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The following reorganizations occurred into existing Destination Funds:

Target Portfolio	Destination Fund	Effective Date
Transamerica Partners Government Money Market Portfolio	Transamerica Government Money Market	10/13/2017
Transamerica Partners Core Bond Portfolio	Transamerica Intermediate Bond	3/24/2017
Transamerica Partners High Yield Bond Portfolio	Transamerica High Yield Bond	3/24/2017
Transamerica Partners Small Core Portfolio	Transamerica Small Cap Core	3/10/2017
Transamerica Partners International Equity Portfolio	Transamerica International Equity	3/10/2017

The following reorganizations occurred into newly organized Destination Funds:

Target Portfolio	Destination Fund	Effective Date
Transamerica Partners High Quality Bond Portfolio	Transamerica High Quality Bond	4/21/2017
Transamerica Partners Inflation-Protected Securities Portfolio	Transamerica Inflation-Protected Securities	4/21/2017
Transamerica Partners Balanced Portfolio	Transamerica Balanced II	9/15/2017
Transamerica Partners Large Value Portfolio	Transamerica Large Value Opportunities	5/05/2017
Transamerica Partners Large Core Portfolio	Transamerica Large Core	3/10/2017
Transamerica Partners Large Growth Portfolio	Transamerica Large Growth	3/10/2017

From time to time, TVF may have a concentration of several contractholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on TVF.

In preparing the Subaccounts’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The Subaccounts apply investment company accounting and reporting guidance Financial Accounting Standards Board Accounting Standards Codification (“ASC”) 946 Financial services – Investment Companies. The following is a summary of significant accounting policies consistently followed by TVF.

Investments: The investments by the Subaccounts in the Underlying Funds or the Calvert Portfolio are valued at the net asset value per share determined as of the close of business of the New York Stock Exchange (“NYSE”) (typically, 4:00 P.M. Eastern time) on the valuation date. A description of the portfolio valuation policy for the Trust can be found in Note 3 of the Trust’s Notes to Financial Statements or for the Calvert Portfolio, in Note A of the Calvert Portfolio’s Notes to Financial Statements.

Investment Income and Expenses: Dividend income is recorded on the ex-dividend date and realized gains and losses from the sale of investments are determined on the basis of identified cost.

In addition to an asset based fee assessed to the Subaccounts, each Subaccount will indirectly bear the fees and expenses reflected in the corresponding Underlying Fund’s or Calvert Portfolio’s unit value.

Prior to the effective date of each reorganization, each Subaccount, except for the Calvert Subaccount, was allocated its share of income and expenses from its corresponding Series Portfolio. All of the investment income

TRANSAMERICA VARIABLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

and expenses and realized and unrealized gains and losses from the securities transactions of the corresponding Series Portfolio were allocated pro-rata among the investors and were recorded by the Subaccounts on a daily basis.

Distributions to Contractholders: The net investment income, if any, and realized and unrealized gains and losses earned by each Subaccount are accumulated and reinvested in the Subaccount, rather than distributed or allocated to the contractholders.

Contributions and Withdrawals: The unit value of each Subaccount is determined as of the close of the NYSE each day the NYSE is open for business. Participants may contribute to or withdraw from the Subaccounts at the stated unit value on a particular day based upon the terms described in the prospectus.

Federal Income Taxes: The operations of TVF form a part of, and are taxed with, the operations of TFLIC. TFLIC does not expect, based upon current tax law, to incur any income tax upon the earnings or realized or unrealized capital gains attributable to TVF. Based upon this expectation, no charges are currently being deducted from TVF for federal income tax purposes. TFLIC identifies its major tax jurisdictions as US Federal, all fifty states and the District of Columbia.

TVF recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. If applicable, TVF recognizes interest accrued related to unrecognized tax liabilities and related penalties as “tax expense” on the Statement of Operations. Management has evaluated TVF’s tax provisions taken for all open tax years 2015-2017, as 2018 has not yet been filed, and has concluded that no provision for income tax is required in TVF’s financial statements.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The values of the Subaccounts’ investments in the Trust and in the Calvert Portfolio are valued at the net asset value per share at the close of business of the NYSE, each day the NYSE is open for business. The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1 that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs, which may include management’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.

TRANSAMERICA VARIABLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 2. SECURITY VALUATIONS (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurement: Investment company securities are valued at the net asset value of the underlying portfolio. These mutual funds are actively traded and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy. There are no Level 2 or Level 3 investments held as of December 31, 2018.

NOTE 3. FEES AND RELATED PARTY TRANSACTIONS

All Subaccounts, except the Calvert Subaccount, purchase shares of a series of the Trust. The unit value of each series of the Trust reflects the investment management fee charged by Transamerica Asset Management, Inc. (“TAM”), the investment manager of the Trust, which provides investment advice and related services to the Trust. TAM is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and AEGON USA, LLC (“AEGON USA”). Commonwealth and AUSA are wholly owned by AEGON USA. AEGON USA is wholly owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The AEGON Trust, which is wholly owned by AEGON International B.V., which is wholly owned by AEGON NV, a Netherlands corporation and a publicly traded international insurance group.

TFLIC reserves the right to deduct an annual contract charge from a participant’s account to reimburse TFLIC for administrative expenses relating to the maintenance of the group variable annuity contracts. TFLIC has no present intention to impose such a charge but may do so in the future. Any such annual charge will not exceed $50.

Daily charges to TVF for mortality and expense risk fees assumed by TFLIC were computed at an annual rate of 1.10%; however, TFLIC reserves the right to charge maximum fees of 1.25% of daily average net assets upon written notice.

In order to avoid a negative yield in the Government Money Market Subaccount (“Money Market”), TFLIC may waive fees or reimburse expenses of Money Market. Any such waiver or expense reimbursement would be voluntary, could be discontinued at any time, and is subject to recapture by TFLIC during the calendar year in which it was waived. There were no amounts recaptured during the year ended December 31, 2018 and no amounts subject to recoupment in future years.

Waived expenses related to the maintenance of the yield are included in the Statement of Operations within the captions “Expenses reimbursed”. There is no guarantee that Money Market will be able to avoid a negative yield. The amount waived during the year ended December 31, 2018 was $2,955.

TRANSAMERICA VARIABLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 4. PORTFOLIO TRANSACTIONS

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2018 were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
Government Money Market	$8.961,191	$10,402,823
High Quality Bond	1,344,051	1,690,606
Inflation-Protected Securities	1,964,455	3,177,761
Intermediate Bond	4,195,767	6,492,383
High Yield Bond	387,072	486,489
Balanced II	3,470,695	6,829,278
Large Value Opportunities	32,095,122	22,848,938
Large Core	19,369,587	12,417,094
Large Growth	22,054,983	25,788,534
Small Cap Core	9,182,448	9,621,905
International Equity	4,945,801	5,800,116
Calvert	1,558,093	2,976,770

NOTE 5. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has evaluated and early adopted the disclosure requirements and the impact is reflected within the Subaccounts’ financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract holders of Transamerica Variable Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Transamerica Variable Funds (the “Company”) (comprising Government Money Market Subaccount, High Quality Bond Subaccount, Inflation-Protected Securities Subaccount, Intermediate Bond Subaccount, High Yield Bond Subaccount, Balanced II Subaccount, Large Value Opportunities Subaccount, Large Core Subaccount, Large Growth Subaccount, Small Cap Core Subaccount, International Equity Subaccount and Calvert Subaccount (collectively referred to as the “Subaccounts”)), as of December 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Subaccounts comprising the Company at December 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on each of the Subaccount’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Company’s auditor since 2010.

Boston, Massachusetts

March 1, 2019

F I N A N C I A L  S T A T E M E N T S  –  S T A T U T O R Y  B A S I S

A N D  S U P P L E M E N T A R Y  I N F O R M A T I O N

Transamerica Financial Life Insurance Company

Years Ended December 31, 2018, 2017 and 2016

Transamerica Financial Life Insurance Company

Financial Statements – Statutory Basis

and Supplementary Information

Years Ended December 31, 2018, 2017, and 2016

Report of Independent Auditors

To the Board of Directors of

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory balance sheets of Transamerica Financial Life Insurance Company (the “Company”) as of December 31, 2018 and 2017, and the related statutory statements of operations, of changes in capital and surplus, and of cash flow for each of the three years in the period ended December 31, 2018.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL 60606
T: (312) 298 2000, F: (312) 298 2001, www.pwc.com/us

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for the years ended December 31, 2018, 2017 and 2016.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2018 and 2017 and the results of its operations and its cash flows for the years ended December 31, 2018, 2017, and 2016, in accordance with the accounting practices prescribed or permitted by the New York Department of Financial Services described in Note 2.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental Summary of Investments - Other Than Investments in Related Parties of the Company as of December 31, 2018 and the Supplementary Insurance Information and Reinsurance of the Company as of December 31, 2018, 2017, and 2016 and for the years then ended are presented for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/PricewaterhouseCoopers LLP

Chicago, Illinois

April 23, 2019

2

Transamerica Financial Life Insurance Company

Balance Sheets - Statutory Basis

(Dollars in Thousands)

	December 31
	2018	2017

Admitted assets
Cash, cash equivalents and short-term investments	$330,590	$534,488
Bonds	5,648,863	5,939,413
Preferred stocks	4,552	4,552
Common stocks	5,046	2,889
Mortgage loans on real estate	1,480,920	1,348,257
Real estate	-	3,604
Policy loans	130,605	125,868
Securities lending reinvested collateral assets	308,971	418,193
Derivatives	106,371	84,250
Other invested assets	253,098	267,210

Total cash and invested assets	8,269,016	8,728,724

Accrued investment income	74,495	77,783
Premiums deferred and uncollected	10,995	12,391
Net deferred income tax asset	27,355	29,700
Other assets	28,841	39,606
Separate account assets	21,069,870	25,304,275

Total admitted assets	$29,480,572	$34,192,479

Liabilities and capital and surplus
Aggregate reserves for policies and contracts	$6,639,574	$6,767,562
Policy and contract claim reserves	41,237	40,142
Liability for deposit-type contracts	29,504	29,590
Transfers from separate accounts due or accrued	(181,916)	(201,353)
Asset valuation reserve	120,543	120,381
Interest maintenance reserve	23,034	49,953
Derivatives	64,073	64,472
Payable for collateral under securities loaned and other transactions	370,115	466,029
Borrowed money	-	204,899
Current federal income tax payable	-	15,118
Other liabilities	214,030	281,027
Separate account liabilities	21,069,868	25,304,273

Total liabilities	28,390,062	33,142,093

Total capital and surplus	1,090,510	1,050,386

Total liabilities and capital and surplus	$29,480,572	$34,192,479

See accompanying notes.

Transamerica Financial Life Insurance Company

Statements of Operations - Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2018	2017	2016

Revenues
Premiums and annuity considerations	$5,753,819	$5,158,586	$5,775,260
Net investment income	350,635	371,734	408,329
Fee revenue and other income	313,223	353,437	367,507

Total revenue	6,417,677	5,883,757	6,551,096

Benefits and expenses
Death benefits	69,827	69,232	73,456
Annuity benefits	107,592	108,660	121,979
Accident and health benefits	61,299	67,199	58,684
Surrender benefits	8,728,023	5,956,797	5,651,094
Other benefits	8,613	8,243	10,097
Net increase (decrease) in reserves	(127,988)	(371,102)	93,344
Commissions	146,319	150,601	164,667
Net transfers to (from) separate accounts	(2,925,304)	(452,272)	(79,281)
General insurance expenses and other	107,491	89,830	154,113

Total benefits and expenses	6,175,872	5,627,188	6,248,153

Gain (loss) from operations before federal income taxes	241,805	256,569	302,943
Federal income tax (benefit) expense	9,990	26,972	42,388

Net gain (loss) from operations	231,815	229,597	260,554
Net realized capital gains (losses), after tax and amounts transferred to interest maintenance reserve	(31,376)	(70,939)	(35,577)

Net income (loss)	$200,439	$158,658	$224,977

See accompanying notes.

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus

Balance at January 1, 2016	$2,143	$460	$150,000	$933,659	$8,653	$72,471	$1,167,386
Net income (loss)	-	-	-	-	856	224,121	224,977
Change in net unrealized capital gains (losses), net of taxes	-	-	-	-	-	(20,924)	(20,924)
Change in net deferred income tax asset	-	-	-	-	-	3,541	3,541
Change in nonadmitted assets	-	-	-	-	-	4,751	4,751
Change in asset valuation reserve	-	-	-	-	-	(7,126)	(7,126)
Change in surplus as a result of reinsurance	-	-	-	-	-	(61,046)	(61,046)
Change in surplus notes	-	-	(150,000)	-	-	-	(150,000)
Dividends to stockholders	-	-	-	-	-	(70,000)	(70,000)
Other changes - net	-	-	-	-	-	746	746

Balance at December 31, 2016	2,143	460	-	933,659	9,509	146,534	1,092,305
Net income (loss)	-	-	-	-	1,717	156,941	158,658
Change in net unrealized capital gains (losses), net of taxes	-	-	-	-	-	44,050	44,050
Change in net deferred income tax asset	-	-	-	-	-	(32,885)	(32,885)
Change in nonadmitted assets	-	-	-	-	-	13,385	13,385
Change in asset valuation reserve	-	-	-	-	-	4,317	4,317
Change in surplus as a result of reinsurance	-	-	-	-	-	(71,196)	(71,196)
Dividends to stockholders	-	-	-	-	-	(160,000)	(160,000)
Other changes - net	-	-	-	1,784	(40)	8	1,752

Balance at December 31, 2017	$2,143	$460	$-	$935,443	$11,186	$101,154	$1,050,386

Continued on next page.

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus

Balance at December 31, 2017	$2,143	$460	$-	$935,443	$11,186	$101,154	$1,050,386
Net income (loss)	-	-	-	-	(479)	200,918	200,439
Change in net unrealized capital gains/losses, net of tax	-	-	-	-	-	13,389	13,389
Change in net deferred income tax asset	-	-	-	-	-	(3,459)	(3,459)
Change in nonadmitted assets	-	-	-	-	-	7,341	7,341
Change in asset valuation reserve	-	-	-	-	-	(161)	(161)
Change in surplus as a result of reinsurance	-	-	-	-	-	(20,172)	(20,172)
Return of capital	-	-	-	(56,381)	-	-	(56,381)
Dividends to stockholders	-	-	-	-	-	(103,410)	(103,410)
Other changes - net	-	(460)	-	272	74	2,652	2,538

Balance at December 31, 2018	$2,143	$-	$-	$879,334	$10,781	$198,252	$1,090,510

See accompanying notes.

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2018	2017	2016

Operating activities
Premiums and annuity considerations	$5,755,088	$5,492,906	$5,778,926
Net investment income	359,398	376,164	400,563
Other income	296,360	305,144	304,792
Benefit and loss related payments	(8,962,274)	(6,221,578)	(5,921,651)
Net transfers from separate accounts	2,944,723	614,907	(89,156)
Commissions and operating expenses	(261,138)	(271,415)	(315,012)
Federal income taxes (paid) received	(23,519)	13,923	(72,571)

Net cash provided by operating activities	108,638	310,051	85,891

Investing activities
Proceeds from investments sold, matured or repaid	1,564,464	1,450,534	2,137,288
Costs of investments acquired	(1,368,882)	(1,642,388)	(1,969,870)
Net change in policy loans	(4,738)	(3,842)	(2,501)

Net cash provided by (used in) investing activities	190,844	(195,696)	164,917

Financing and miscellaneous activities
Capital and paid in surplus (returned) received	(56,569)	1,784	-
Net deposits (withdrawals) on deposit-type contracts	(4,826)	(4,319)	(8,341)
Net change in borrowed money	(204,340)	184,385	(11,475)
Net change in surplus notes	-	-	(150,000)
Net change in payable for collateral under securities lending and other transactions	(95,951)	115,782	(112,378)
Other cash (applied) provided	(38,284)	(138,414)	202,601
Dividends to stockholders	(103,410)	(160,000)	(70,000)

Net cash used in financing and miscellaneous activities	(503,380)	(782)	(149,593)

Net increase (decrease) in cash, cash equivalents and short-term investments	(203,898)	113,573	101,215

Cash, cash equivalents and short-term investments:
Beginning of year	534,488	420,915	319,700

End of year	$330,590	$534,488	$420,915

See accompanying notes.

Transamerica Financial Life Insurance Company

Statements of Cash Flow (supplemental) – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
Supplemental disclosures of cash flow information	2018	2017	2016

Significant non-cash activities during the year not included in the Statutory Statements of Cash Flow
Transfer of bonds and mortgage loans related to reinsurance agreement with third party	$-	379,177	-

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December  31, 2018

1. Organization and Nature of Business

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company and is majority owned by Transamerica Corporation (TA Corp) (87.9% of shares) and minority owned by Transamerica Life Insurance Company (TLIC) (12.1% of shares). Both TA Corp and TLIC are indirect, wholly-owned subsidiaries of Aegon N.V., a holding company organized under the laws of The Netherlands. Prior to December 31, 2015, the Company was majority owned by Aegon USA, LLC (Aegon). On December 31, 2015, Aegon merged into TA Corp, a Delaware-domiciled non-insurance affiliate.

Nature of Business

The Company sells fixed and variable life and annuity products, group life coverages, life insurance, index universal life, investment contracts, structured settlements and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

2. Basis of Presentation and Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services (NYDFS), which differ from accounting principles generally accepted in the United States of America (GAAP).

The NYDFS recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Law.

The State of New York has adopted a prescribed accounting practice that differs from that found in the National Association of Insurance Commissioners (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Section 1414 of the New York Insurance Law, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under Statement of Statutory Accounting Principle (SSAP) No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Use of Estimates

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The effects of the following variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material. Significant accounting policies and variances from GAAP are as follows:

Investments

Investments in bonds, except those to which the Securities Valuation Office (SVO) of the NAIC has ascribed a NAIC designation of 6, are reported at amortized cost using the interest method. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value, often referred to as yield-to-worst method. Bonds ascribed a NAIC designation of 6 are reported at the lower of amortized cost or fair value with unrealized gains and losses reported in changes in capital and surplus. Prepayment penalty or acceleration fees received in the event a bond is liquidated prior to its scheduled termination date are reported as investment income.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26R, Bonds, and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. These securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium using either the retrospective or prospective methods. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. For statutory reporting, the retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

For GAAP, all securities purchased or retained that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company closely monitors below investment grade holdings and investment grade issuers where the Company has concerns to determine if an other-than-temporary impairment (OTTI) has occurred. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. The Company will record a charge to the statement of operations for the amount of the impairment.

For structured securities, cash flow trends and underlying levels of collateral are monitored. An OTTI is considered to have occurred if the fair value of the structured security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security and the security is in an unrealized loss position. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company will record a charge to the statement of operations for the amount of the impairments.

For GAAP, if it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI is recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Investments in preferred stocks in good standing (those with NAIC designations RP1 to RP3 and P1 to P3), are reported at cost or amortized cost, depending on the characteristics of the securities. Investments in preferred stocks not in good standing (those with NAIC designations RP4 to RP6 and P4 to P6), are reported at the lower of cost, amortized cost, or fair value, depending on the characteristics of the securities. The related net unrealized capital gains and losses for all NAIC designations are reported in changes in capital and surplus.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in net unrealized capital gains or losses reported in changes in capital and surplus.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company owns stock issued by the Federal Home Loan Bank (FHLB), which is only redeemable at par, and its fair value is presumed to be par, unless other-than temporarily impaired.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized. Prepayment penalty or acceleration fees received in the event a loan is liquidated prior to its scheduled termination date are reported as investment income.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Real estate that the Company classifies as investment properties is measured at lower of carrying amount or fair value less cost to sell. Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

The Company has ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less (principally stated at amortized cost) or money market mutual funds which are reported at fair value.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain.

Valuation Reserves

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, primarily bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals into net investment income over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by a NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Derivative Instruments

Overview: The Company uses various derivative instruments (swaps, forwards and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions, or net investment in a foreign operation), (B) replication, (C) income generation, or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Derivatives.

(A)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability (amortized cost or fair value). Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under US GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and the risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

(B)

Derivative instruments are also used in replication (synthetic asset) transactions. In these transactions, the derivative is accounted for in a manner consistent with the cash instrument and replicated asset. For US GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

(C)

Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value).

(D)	Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘BBB’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments:

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities therefore converting the asset or liability to a U.S. dollar denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Bond forwards are used to hedge the interest rate risk that future liability claims increase as rates decrease, leading to higher guarantee values.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Total return swaps are used in the asset/liability management process to mitigate the delta risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the Standard & Poor’s (S&P) or other global market financial index) and floating leg (tied to the London Interbank Offered Rate (LIBOR)) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Futures contracts are used to hedge the liability risk associated with when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

Securities Lending Assets and Liabilities

The Company loans securities to third parties under agent-managed securities lending programs, accounted for as secured borrowings. Cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Non-cash collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Repurchase Agreements

For dollar repurchase agreements accounted for as secured borrowings, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. The securities transferred are not removed from the balance sheet, and the cash received as collateral is invested as needed or used for general corporate purposes of the Company. A liability is established to record the obligation to return the cash collateral and included in Borrowed Money on the Balance Sheets.

Other Assets and Other Liabilities

Other assets consist primarily of general insurance and reinsurance accounts receivable. Other “admitted assets” are valued principally at cost, as required or permitted by New York Insurance Laws.

Other liabilities consist primarily of amounts withheld by the Company, commissions payable, and accrued expenses.

Separate Accounts

The majority of the separate accounts held by the Company represent funds which are administered for pension plans. The assets in the managed separate accounts consist of common stock, long-term bonds, real estate and short-term investments. The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios. The portfolios are registered under the Investment Company Act of 1940, as amended, as open-ended, diversified, management investment companies.

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at fair value, and the investment risks associated with fair value changes are borne entirely by the policyholder. Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 4% or less, so long as the contract is in effect. Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the statements of operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

The investment risks associated with fair value changes of the separate account are borne entirely by the contract owners except in cases where minimum guarantees exist. Income and gains and losses with respect to the assets in the separate accounts supporting modified guaranteed annuity contracts are included in the Company’s statements of operations as a component of net transfers from separate accounts.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Separate account assets and liabilities reported in the accompanying financial statements consist of two types: non-indexed guaranteed and nonguaranteed. Non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than the guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Non-indexed guaranteed separate account assets and liabilities are carried at amortized cost.

The non-guaranteed separate account assets and liabilities represent group annuity funds segregated by the Company for the benefit of contract owners. The assets and liabilities of the nonguaranteed separate accounts are carried at fair value.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are calculated by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

Surrender values are not promised in excess of the legally computed reserves. For annual premium variable life insurance there is an extra premium charged to the policyholder before the premium is transferred to the Separate Accounts. An additional reserve for this policy is held in the General Account that is a multiple of the reserve that would otherwise be held.

For GAAP, policy reserves are calculated based on estimated expected experience or actual account balances.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include guaranteed investment contracts (GICs), funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the statement of operations. Interest on these policies is reflected in other benefits.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Premiums and Annuity Considerations

Revenues for life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the assets and liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Deferred Income Taxes

The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10. Under SSAP No. 101, admitted adjusted deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service (IRS) tax loss carryback provisions, not to exceed three years, plus 2) the amount of adjusted gross deferred income tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining adjusted gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) and reversal patterns of the deferred tax assets and liabilities. The remaining adjusted deferred income tax assets are nonadmitted. Deferred state income taxes are not recorded under SSAP No. 101, whereas under GAAP state income taxes are included in the computation of deferred income taxes.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired

Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future contracts and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under the NAIC SAP.

Subsidiaries and affiliated companies

Investments in subsidiaries, controlled and affiliated companies (SCA) are stated in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

Surplus Notes

Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Nonadmitted Assets

Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that they are not impaired.

Statements of Cash Flow

Money market mutual funds and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

3. Accounting Changes and Corrections of Errors

The Company’s policy is to disclose as recent accounting pronouncements the adopted accounting guidance with a current year effective date that has been classified by the NAIC as a substantive change, as well as items classified as nonsubstantive changes that have had a material impact on the financial position or results of operations of the Company.

Recent Accounting Pronouncements

Effective December 31, 2018, the NAIC adopted revisions to SSAP No. 21, Other Admitted Assets. Revisions incorporated accounting guidance for structured settlement income streams acquired by insurers as investments. Periodic-certain structured settlements acquired in accordance with all state and federal laws are to be reported as admitted assets. The adoption of this guidance did not impact the financial position or results of operations of the Company.

Effective January 1, 2018, the NAIC adopted revisions to SSAP No. 100, Fair Value, which allow net asset value (NAV) per share as a practical expedient to fair value, either when specifically named in a SSAP or when specific conditions exist. These revisions are considered substantive changes as the use of NAV is a new concept being reflected within SSAP No. 100R. The revisions adopt ASU 2009-12: Investments in Certain Entities that Calculate Net Asset Value Per Share (or Its Equivalent) and ASU 2015-07: Disclosures for Investments in Certain Entities that Calculate Net Asset Value Per Share (or Its Equivalent). The adoption of this guidance did not impact the financial position or results of operations of the Company as the Company has not elected to use NAV as an expedient.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Prior Period Correction

During 2018, management identified and corrected errors in the calculation of Related Party balances received and paid. Amounts received from related parties for 2017 and 2016 were understated by $8,223 and $229, respectively. Amounts paid to related parties for 2017 and 2016 were understated by $21,730 and $20,707, respectively. This is reflected in the Related Party disclosure in Note 13. The error did not affect any other footnotes or the financial statements.

Change in Accounting Principles

The Company has certain liabilities associated with financial instruments activity including securities lending collateral payable, derivative cash collateral payable, and dollar repurchase agreements. During 2018, Management determined that including these liabilities as part of Note 4 provides the user improved clarity, information, and usefulness. This change is noted as a change in accounting principle and was implemented on a prospective basis beginning in 2018.

Reclassifications

The Company reclassified certain balances within the statutory basis financial statement presentation on the balance sheets, statements of operations and statements of cash flows to better align with industry practice. All prior period amounts were reclassified to conform with the current period presentation. The Company did not change any financial statement totals reported in the prior periods as a result of reclassifications.

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -

Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments is either reported at fair value or amortized cost (which approximates fair value). Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Real Estate: Real estate held for sale is typically valued utilizing independent external appraisers in conjunction with reviews by qualified internal appraisers. Valuations are primarily based on active market prices, adjusted for any difference in the nature, location or condition of the specific property. If such information is not available, other valuation methods are applied, considering the value that the property’s net earning power will support, the value indicated by recent sales of comparable properties and the current cost of reproducing or replacing the property.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indices, third-party pricing services and internal models.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Derivative Financial Instruments: The fair value of futures and forwards are based upon the latest quoted market price and spot rates at the balance sheet date. The estimated fair values of equity and interest rate options (calls, puts, caps) are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps are based on pricing models or formulas using current assumptions. The estimated fair value of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The book value of policy loans is considered to approximate the fair value of the loan.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values. These are included in investment contract liabilities.

The Company accounts for its investments in affiliated common stock in accordance with SSAP No. 97, as such, they are not included in the following disclosures.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2018 and 2017, respectively:

	December 31, 2018

	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)

Admitted assets
Cash equivalents and short-term investments, other than affiliates	$224,732	$224,732	$203,002	$21,730	$–	$–
Short-term notes receivable from affiliates	50,000	50,000	–	50,000	–	–
Bonds	5,711,928	5,648,863	543,674	5,057,778	110,476	–
Preferred stocks, other than affiliates	4,291	4,552	–	4,291	–	–
Common stocks, other than affiliates	1,115	1,115	–	–	1,115	–
Mortgage loans on real estate	1,475,938	1,480,920	–	–	1,475,938	–
Other invested assets	21,679	19,230	–	21,580	99	–
Derivative assets:
Interest rate swaps	79,466	79,466	–	79,466	–	–
Currency swaps	4,009	3,425	–	4,009	–	–
Credit default swaps	6,361	5,174	–	6,361	–	–
Equity swaps	15,770	15,770	–	15,770	–	–
Interest rate futures	2,368	2,368	2,368	–	–	–
Equity futures	168	168	168	–	–	–
Derivative assets total	108,142	106,371	2,536	105,606	–	–
Policy loans	130,605	130,605	–	130,605	–	–
Securities lending reinvested collateral	283,720	283,721	–	283,720	–	–
Separate account assets	21,012,397	21,063,892	17,984,612	3,027,785	–	–

Liabilities
Investment contract liabilities	4,752,848	4,701,794	–	3,494	4,749,354	–
Derivative liabilities:
Interest rate swaps	49,615	58,897	–	49,615	–	–
Currency swaps	2,391	1,545	–	2,391	–	–
Credit default swaps	(340)	2,622	–	(340)	–	–
Equity swaps	410	410	–	410	–	–
Interest rate futures	141	141	141	–	–	–
Equity futures	458	458	458	–	–	–
Derivative liabilities total	52,675	64,073	599	52,076	–	–
Dollar repurchase agreements	–	–	–	–	–	–
Payable for securities lending	308,971	308,971	–	308,971	–	–
Payable for derivative cash collateral	61,144	61,144	–	61,144	–	–
Separate account annuity liabilities	20,647,404	20,651,888	–	18,109,336	2,538,068	–

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

			December 31, 2017

	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)

Admitted assets
Cash equivalents and short-term investments, other than affiliates	$374,453	$374,460	$209,113	$165,340	$–	$–
Short-term notes receivable from affiliates	124,300	124,300	–	124,300	–	–
Bonds	6,346,925	5,939,413	576,950	5,655,986	113,989	–
Preferred stocks, other than affiliates	4,394	4,552	–	4,394	–	–
Mortgage loans on real estate	1,363,072	1,348,257	–	–	1,363,072	–
Other invested assets	23,302	19,441	–	23,107	195	–
Derivative assets:
Interest rate swaps	77,435	77,435	–	74,387	3,048	–
Currency swaps	632	902	–	632	–	–
Credit default swaps	9,101	5,548	–	9,101	–	–
Equity swaps	365	365	–	365	–	–
Derivative assets total	87,533	84,250	–	84,485	3,048	–
Policy loans	125,868	125,868	–	125,868	–	–
Securities lending reinvested collateral	418,186	418,193	–	418,186	–	–
Separate account assets	25,261,899	25,275,703	19,974,909	5,286,990	–	–

Liabilities
Investment contract liabilities	4,996,596	4,923,323	–	3,454	4,993,142	–
Derivative liabilities:
Interest rate swaps	44,303	45,781	–	42,619	1,684	–
Currency swaps	5,785	4,188	–	5,785	–	–
Credit default swaps	(3,130)	4,707	–	(3,130)	–	–
Equity swaps	9,795	9,795	–	9,795	–	–
Derivative liabilities total	56,753	64,472	–	55,069	1,684	–
Separate account annuity liabilities	24,819,429	24,821,405	–	20,056,852	4,762,577	–

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following table provides information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2018 and 2017:

	2018
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets:
Bonds
Industrial and miscellaneous	$–	$3,886	$1,060	$–	$4,946

Total bonds	–	3,886	1,060	–	4,946

Common stock
Industrial and miscellaneous	–	–	1,115	–	1,115

Total common stock	–	–	1,115	–	1,115

Cash equivalents and short-term
Mutual funds	203,002	–	–	–	203,002

Total short-term investments	203,002	–	–	–	203,002

Securities lending reinvested collateral	–	–	–	–	–
Derivative assets	2,536	95,237	–	–	97,773
Separate account assets	17,984,612	448,016	–	–	18,432,628

Total assets	$18,190,150	$547,139	$ 2,175	$–	$18,739,464

Liabilities:
Derivative liabilities	$599	$48,476	$–	$–	$49,075

Total liabilities	$599	$48,476	$–	$–	$49,075

	2017
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets:
Bonds
Industrial and miscellaneous	$–	$991	$1,302	$–	$2,293

Total bonds	–	991	1,302	–	2,293

Short-term investments
Industrial and miscellaneous	209,113	–	–	–	209,113

Total short-term investments	209,113	–	–	–	209,113

Securities lending reinvested collateral	–	395,069	–	–	395,069
Derivative assets	–	74,752	3,048	–	77,800
Separate account assets	19,974,909	506,486	–	–	20,481,395

Total assets	$20,184,022	$977,298	$4,350	$–	$21,165,670

Liabilities:
Derivative liabilities	$–	$46,236	$1,684	$–	$47,920

Total liabilities	$–	$46,236	$1,684	$–	$47,920

The Company reviews the fair value hierarchy classifications at each reporting period. Overall, reclassifications between levels occur when there are changes in the observability of inputs and market activity used in the valuation of a financial asset or liability. Given the types of assets classified as Level 1 (primarily equity securities including mutual fund investments), transfers between Level 1 and Level 2 measurement categories are expected to be infrequent. Transfers into and out of Level 3 are summarized in the schedule of changes in Level 3 asset and liabilities. There were no material asset transfers between Level 1 and Level 2 or between Level 2 and Level 3 during the years ended December 31, 2018 and 2017.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Bonds classified as Level 2 are valued using inputs from third-party pricing services or broker quotes. Bonds classified as Level 3 are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize significant inputs that are not market observable.

Common stocks classified as Level 3 are comprised primarily of shares in the FHLB of New York, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

Cash equivalents and short-term investments classified as Level 1 are primarily money market mutual funds and are measured at fair value. For those securities with a pricing source of ‘amortized cost’; amortized cost is a proxy for fair value.

Securities lending reinvested collateral is valued and classified in the same way as the underlying collateral, which is primarily composed of cash equivalents and short-term investments.

Derivatives classified as Level 1 represent exchange-traded interest rate or equity futures contracts valued using quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services. Derivatives classified as Level 3 represent interest rate swaps calculated by simulation using a series of market-consistent inputs to model the dynamics of the swap. The inputs are taken from market instruments to the extent that they exist.

Separate account assets and liabilities are valued and classified in the same way as general account assets and liabilities (described above).

The following tables summarize the changes in assets classified as Level 3 for 2018 and 2017:

	Beginning Balance at January 1, 2018	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net	Total Gains (Losses) Included in Surplus (b)

Bonds
Other	$1,302	$1,885	$1,891	$6	$(47)
Common stock	–	–	–	–	–
Derivatives	1,364	–	–	(20,149)	(1,364)

Total	$2,666	$1,885	$1,891	$(20,143)	$(1,411)

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2018

Bonds
Other	$–	$–	$–	$195	$1,060
Common stock	1,115	–	–	–	1,115
Derivatives	–	–	(2,004)	(18,145)	–

Total	$1,115	$–	$(2,004)	$(17,950)	$2,175

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	Beginning Balance at January 1, 2017	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)

Bonds
Other	$1,344	$1,448	$1,344	$–	$(98)
Derivatives	(42,341)	–	–	(22,627)	43,705

Total	$(40,997)	$1,448	$1,344	$(22,627)	$43,607

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2017

Bonds
Other	$–	$–	$–	$48	$1,302
Derivatives	–	–	–	(22,627)	1,364

Total	$–	$–	$–	$(22,579)	$2,666

(a)	Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.

Nonrecurring fair value measurements

As of December 31, 2018 and 2017, the Company held no property as held for sale.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments

The carrying amounts and estimated fair value of investments in bonds and stocks are as follows:

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

December 31, 2018
Bonds
United States Government and agencies	$468,344	$66,434	$5,251	$529,527
State, municipal and other government	107,295	7,308	2,112	112,491
Hybrid securities	78,621	1,197	10,624	69,194
Industrial and miscellaneous	3,985,382	97,188	121,758	3,960,812
Mortgage and other asset-backed securities	1,009,221	41,273	10,590	1,039,904

Total bonds	5,648,863	213,400	150,335	5,711,928
Unaffiliated preferred stocks	4,552	45	306	4,291

Total	$5,653,415	$213,445	$150,641	$5,716,219

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Unaffiliated common stocks	$1,115	$–	$–	$1,115

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

December 31, 2017
Bonds
United States Government and agencies	$466,491	$96,663	$911	$562,243
State, municipal and other government	139,860	13,900	78	153,682
Hybrid securities	92,113	3,833	2,373	93,573
Industrial and miscellaneous	4,043,406	268,830	26,339	4,285,897
Mortgage and other asset-backed securities	1,197,543	58,138	4,151	1,251,530

Total bonds	5,939,413	441,364	33,852	6,346,925
Unaffiliated preferred stocks	4,552	171	328	4,395

	$5,943,965	$441,535	$34,180	$6,351,320

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The carrying amount and estimated fair value of bonds at December 31, 2018, by contractual maturity, is shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	2018

December 31:	Carrying Value	Fair Value

Due in one year or less	$373,709	$376,081
Due after one year through five years	1,703,911	1,704,375
Due after five years through ten years	901,023	881,437
Due after ten years	1,660,999	1,710,131

	4,639,642	4,672,024
Mortgage and other asset-backed securities	1,009,221	1,039,904

Total	$5,648,863	$5,711,928

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2018 and 2017 is as follows:

	2018

	Equal to or Greater than
	12 Months		Less than 12 Months

	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses

United States Government and agencies	$14,262	$1,143	$72,486	$4,108
State, municipal and other government	4,121	513	24,210	1,599
Hybrid securities	14,836	3,374	42,248	7,250
Industrial and miscellaneous	369,353	46,104	1,718,951	75,654
Mortgage and other asset-backed securities	140,189	4,803	291,096	5,787

Total bonds	542,761	55,937	2,148,991	94,398

Preferred stocks-unaffiliated	1,800	224	1,200	82

Total	$544,561	$56,161	$2,150,191	$94,480

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	2017

	Equal to or Greater than 12 Months		Less than 12 Months

	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses

United States Government and agencies	$22,698	$870	$2,751	$41
State, municipal and other government	121	3	20,297	74
Hybrid securities	34,062	2,373	–	–
Industrial and miscellaneous	315,518	18,010	241,316	8,329
Mortgage and other asset-backed securities	74,913	2,933	259,640	1,219

Total bonds	447,312	24,189	524,004	9,663

Preferred stocks-unaffiliated	2,978	328	–	–

	$450,290	$24,517	$524,004	$9,663

There were no loan-backed or structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold during the years ended December 31, 2018 and 2017.

For loan-backed and structured securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield, in 2018, 2017 and 2016 the Company recognized OTTI of $485, $57 and $895, respectively.

The following loan-backed and structured securities were held at December 31, 2018, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported

14984WAA8	$3,481	$3,357	$124	$3,357	$3,060	3/31/2018
52522QAM4	7,058	6,965	93	6,965	6,848	3/31/2018
65536PAA8	117	115	2	115	88	3/31/2018
81744FFD4	83	52	31	52	13	3/31/2018
126380AA2	1,049	1,049	–	1,049	1,094	3/31/2018
65536PAA8	113	91	22	91	85	6/30/2018
81744FFD4	52	7	45	7	10	6/30/2018
81744FFD4	7	1	6	1	3	12/31/2018
22944BCX4	7,195	7,033	162	7,033	6,379	12/31/2018

			$485

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2018 and 2017 is as follows:

	2018		2017
	Losses 12 Months or More	Losses Less Than 12 Months	Losses 12 Months or More	Losses Less Than 12 Months

Year ended December 31:
The aggregate amount of unrealized losses	$4,803	$6,066	$2,932	$1,617
The aggregate related fair value of securities with unrealized losses	$140,189	295,276	74,913	267,521

At December 31, 2018 and 2017, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 138 and 99 securities with a carrying amount of $600,722 and $474,808 and an unrealized loss of $56,160 and $24,517 with an average price of 90.7 and 94.8 (fair value/amortized cost). Of this portfolio, 83.0% and 88.5% were investment grade with associated unrealized losses of $38,408 and $17,590, respectively.

At December 31, 2018 and 2017, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 643 and 129 securities with a carrying amount of $2,244,673 and $533,667 and an unrealized loss of $94,480 and $9,663 with an average price of 95.8 and 98.2 (fair value/amortized cost). Of this portfolio, 85.1% and 83.0% were investment grade with associated unrealized losses of $68,171 and $5,905, respectively.

At December 31, 2018 and 2017, respectively, there were no common stocks that have been in a continuous loss position for greater than or equal to twelve months.

At December 31, 2018 and 2017, respectively, there were no common stocks that have been in a continuous loss position for less than twelve months.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following structured notes were held at December 31, 2018 and 2017:

December 31, 2018
CUSIP Identification	Actual Cost	Fair Value	Book /Adjusted Carrying Value	Mortgage- Referenced Security (YES/NO)

912810QV3	$39,979	$41,096	$44,858	NO
912810RA8	49,933	58,000	56,000	NO
912810RL4	24,893	26,713	26,967	NO
912810RR1	1,925	1,778	2,011	NO
44965TAA5	1,462	1,194	1,464	NO
44965UAA2	750	714	752	NO

Total	$118,942	$129,495	$132,052

December 31, 2017
CUSIP Identification	Actual Cost	Fair Value	Book /Adjusted Carrying Value	Mortgage- Referenced Security (YES/NO)

44965TAA5	$1,462	$1,497	$1,463	NO
44965UAA2	750	883	751	NO
912810QV3	39,979	44,535	43,742	NO
912810RA8	49,933	63,077	54,283	NO
912810RL4	24,893	29,246	26,213	NO
912810RR1	1,925	1,953	1,966	NO

Total	$118,942	$141,191	$128,418

The following table provides the number of 5GI securities, aggregate book adjusted carrying value and aggregate fair value by investment type:

	Number of 5GI Securities	Book /Adjusted Carrying Value	Fair Value
December 31, 2018
Bond, amortized cost	3	$7,782	$8,181
Loan-backed and structured securities, amortized cost	1	2,398	2,398

Total	4	$10,180	$10,579

December 31, 2017
Bond, amortized cost	2	$7,504	$7,918

Total	2	$7,504	$7,918

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

During 2018 and 2017, the Company sold, redeemed or otherwise disposed of 64 and 50 securities as a result of a callable feature which generated investment income of $4,910 and $7,266 as a result of a prepayment penalty and/or acceleration fee.

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses are reflected in the following table. The amounts exclude maturities and include transfers associated with reinsurance agreements.

	Year Ended December 31
	2018	2017	2016

Proceeds	$1,047,071	$1,397,425	$1,682,509

Gross realized gains	$2,342	$44,204	$26,490
Gross realized losses	(26,053)	(6,295)	(15,183)

Net realized capital gains (losses)	$(23,711)	$37,909	$11,307

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2018, 2017 and 2016 of $1,038, $2,840, and $8,093 respectively.

At December 31, 2018 and 2017, the Company had no recorded investment in restructured securities. There were no capital gains (losses) taken as a direct result of restructures in 2018, 2017 and 2016.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Mortgage Loans

The credit quality of mortgage loans by type of property for the years ended December 31, 2018 and 2017 was as follows:

December 31, 2018
	Farm	Commercial	Total

AAA - AA	$–	$742,293	$742,293
A	10,000	675,425	685,425
BBB	–	49,256	49,256
BB	–	3,946	3,946

	$10,000	$1,470,920	$1,480,920

December 31, 2017
	Farm	Commercial	Total

AAA - AA	$–	$589,372	$589,372
A	10,457	645,129	655,586
BBB	–	99,316	99,316
BB	–	3,983	3,983

	$10,457	$1,337,800	$1,348,257

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2018 and 2017, respectively, the Company issued mortgage loans with a maximum interest rate of 5.54% and 5.92%, and a minimum interest rate of 4.02% and 3.50% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2018 at the time of origination or acquisitions was 74%. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2017 at the time of origination was 77%. During 2018 and 2017, the Company did not reduce the interest rate on any outstanding mortgage loan. During 2018 and 2017 the Company issued no farm mortgage loans.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The age analysis of mortgage loans and identification in which the Company is a participant or co-lender in a mortgage loan agreement is as follows for December 31, 2018 and 2017.

Commercial
		Farm	Insured	All Other	Total

December 31, 2018
Recorded Investment (All)
(a)	Current	$10,000	$–	$1,470,920	$1,480,920
(b)	30-59 Days Past Due	–	–	–	–
(c)	60-89 Days Past Due	–	–	–	–
(d)	90-179 Days Past Due	–	–	–	–
(e)	180+ Days Past Due	–	–	–	–

Participant or Co-lender in Mortgage Loan Agreement
(a)	Recorded Investment	$10,000	$–	$590,536	$600,536

Commercial
		Farm	Insured	All Other	Total

December 31, 2017
Recorded Investment (All)
(a)	Current	$10,457	$–	$1,337,800	$1,348,257
(b)	30-59 Days Past Due	–	–	–	–
(c)	60-89 Days Past Due	–	–	–	–
(d)	90-179 Days Past Due	–	–	–	–
(e)	180+ Days Past Due	–	–	–	–

Participant or Co-lender in Mortgage Loan Agreement
(a)	Recorded Investment	$10,000	$–	$522,543	$532,543

The Company did not have any impaired loans at December 31, 2018 or 2017. The Company did not hold an allowance for credit losses on mortgage loans at December 31, 2018 or 2017. There were no mortgage loans subject to participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loans.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis.

No mortgage loan foreclosures occurred during 2018 and 2017. During 2016, one mortgage loan in the amount of $3,600 was foreclosed and transferred to real estate. At December 31, 2018 and 2017, the Company held a mortgage loan loss reserve in the AVR of $14,587 and $13,028, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution

	December 31			December 31
	2018	2017		2018	2017

South Atlantic	26%	24%	Apartment	53%	53%
Pacific	24	24	Retail	16	14
Middle Atlantic	12	12	Industrial	14	14
Mountain	10	11	Office	10	12
W. South Central	8	8	Other	3	3
E. North Central	8	8	Medical	3	3
W. North Central	7	9	Agricultural	1	1
E. South Central	4	4
New England	1	–

Real Estate

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information.

An impairment loss of $2,426 was taken on a property during the third quarter of 2018 to write the book value down to the current fair value. This impairment loss was included in net realized capital gains (losses) within the summary of operations. There were no impairment losses in 2017 or 2016.

The Company subsequently disposed of the property during the fourth quarter of 2018, resulting in a realized losses of $1,205. No properties were disposed of during 2017 or 2016.

Other Invested Assets

During 2018 and 2017, the Company recognized no impairment write downs for its investments in joint ventures and limited partnerships. During 2016, the Company recognized an impairment of $10,869 related to a private equity fund because the decline in fair value of the funds were deemed to be other than temporary and a recovery in value from the remaining underlying investments in the funds were not anticipated. These write-downs are included in net realized capital gains (losses) within the statement of operations.

Tax Credits

At December 31, 2018, the Company had ownership interest in ten LIHTC investments. The remaining years of unexpired tax credits ranged from six to eleven and the properties were not subject to regulatory review. The length of time remaining for the holding periods ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2019 to 2023 is $149,810. LIHTC tax credits recognized in 2018 was $16,993, and other LIHTC tax benefits recognized in 2018 was $5,163. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2017, the Company had ownership interest in eleven LIHTC investments. The remaining years of unexpired tax credits ranged from seven to twelve and the properties were not subject to regulatory review. The length of time remaining for the holding periods ranged from two to seventeen years. The amount of contingent equity commitments expected to be paid during the years 2018 to 2023 is $196,409. LIHTC tax credits recognized in 2017 was $8,851, and other LIHTC tax benefits recognized in 2017 was $6,172. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The Company did not have any non-transferable state tax credits.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits, and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

Derivatives

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities). Fair value of derivative contracts, aggregated at a counterparty level at December 31, was as follows:

	2018	2017

Fair value - positive	$110,369	$91,228
Fair value - negative	(54,903)	(60,447)

For the years ended December 31, 2018, 2017 and 2016, the Company recorded unrealized gains (losses) of $48,698, $29,880 and ($11,706), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss). The Company did not recognize any unrealized gains or losses during 2018, 2017 or 2016 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Summary of realized gains (losses) by derivative type for year-end December 31, is as follows:

	2018	2017	2016

Swaps:
Interest rate	$(25,855)	$(15,334)	$30,336
Credit	(1,240)	–	861
Total return	(6,871)	(70,474)	(26,807)

Total swaps	$(33,966)	$(85,808)	$4,390

Futures - net positions	(3,690)	13,675	(20,669)
Lehman settlements	47	104	108

Total realized gains (losses)	$(37,609)	$(72,029)	$(16,171)

Fair value of replicated assets and credit default swaps (as underlying), as of December 31, is as follows:

	2018	2017	2016

Replicated assets	$577,649	$528,629	$644,760
Credit default	6,700	12,231	9,105

Capital gains (losses) to credit swap transactions (which are primary replication transactions), as of December 31, is as follows:

	2018	2017	2016

Capital gains (losses)	$(1,240)	$–	$861

As stated in Note 1, the Company replicates investment grade corporate bonds and sovereign debt by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, a payment equal to the notional amount of the contract, less any potential recoveries as determined by the underlying agreement, will be made by the Company to the counterparty to the swap.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following tables present the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2018 and 2017:

			2018

Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)

AAA/AA/A	1
Single name credit default swaps (3)		$1,849	$121,465	2.5
Credit default swaps referencing indices		–	–	–

Subtotal		1,849	121,465	2.5

BBB	2
Single name credit default swaps (3)		4,555	272,440	2.9
Credit default swaps referencing indices		811	99,000	3.5

Subtotal		5,366	371,440	3.0

BB	3
Single name credit default swaps (3)		(28)	13,050	1.2
Credit default swaps referencing indices		–	–	–

Subtotal		(28)	13,050	1.2

B	4
Single name credit default swaps (3)		(487)	2,500	3.5
Credit default swaps referencing indices		–	–	–

Subtotal		(487)	2,500	3.5

CCC and lower	5
Single name credit default swaps (3)		–	–	–
Credit default swaps referencing indices		–	–	–

Subtotal		–	–	–

In or near default	6
Single name credit default swaps (3)		–	–	–
Credit default swaps referencing indices		–	–	–

Subtotal		–	–	–

Total		$6,700	$508,455	2.9

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

		2017

Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)

AAA/AA/A	1
Single name credit default swaps (3)		$10,774	$365,315	3.3
Credit default swaps referencing indices		1,352	65,000	3.9

Subtotal		12,126	430,315	3.4

BBB	2
Single name credit default swaps (3)		104	7,000	2.6
Credit default swaps referencing indices		–	–

Subtotal		104	7,000	2.6

BB	3
Single name credit default swaps (3)		–	–
Credit default swaps referencing indices		–	–

Subtotal		–	–

B	4
Single name credit default swaps (3)		–	–
Credit default swaps referencing indices		–	–

Subtotal		–	–

CCC and lower	5
Single name credit default swaps (3)		–	–
Credit default swaps referencing indices		–	–

Subtotal		–	–

In or near default	6
Single name credit default swaps (3)		–	–
Credit default swaps referencing indices		–	–

Subtotal		–	–

Total		$12,230	$437,315	3.4

(1)

The rating agency designations are based on availablity and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

(3)	Includes corporate, foreign governement and state entities.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2018 and 2017, the Company’s outstanding derivative instruments, shown in notional or contract amounts and fair value, are summarized as follows:

	Contract or Notional Amount*		Fair Value

	2018	2017	2018	2017

Derivative assets:
Credit default swaps	$271,000	$197,560	$6,361	$9,101
Currency swaps	46,958	10,508	4,009	632
Equity futures	–	1	168	–
Equity swaps	259,244	15,108	15,770	365
Interest rate futures	4	1	2,368	–
Interest rate swaps	1,735,499	1,954,250	79,466	77,435
Derivative liabilities:
Credit default swaps	237,455	239,755	(340)	(3,130)
Currency swaps	31,607	50,927	2,391	5,785
Equity futures	–	–	458	–
Equity swaps	4,229	395,063	410	9,795
Interest rate futures	–	–	141	–
Interest rate swaps	1,463,319	1,596,069	49,615	44,303

*	Futures are presented in contract format. Swaps and options are presented in notional format.

Restricted Assets

The following tables show the pledged or restricted assets as of December 31, 2018 and 2017, respectively:

	Gross Restricted (Admitted & Nonadmitted)
			2018

Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total

Collateral held under security lending agreements	$319,246	$–	$–	$–	$319,246
Subject to dollar repurchase agreements	–	–	–	–	–
FHLB capital stock	1,115	–	–	–	1,115
On deposit with states	2,910	–	–	–	2,910
Pledged as collateral not captured in other categories	59,054	–	–	–	59,054

Total Restricted Assets	$382,325	$–	$–	$–	$382,325

	Gross (Admitted & Nonadmitted) Restricted				Percentage

Restricted Asset Category	Total From Prior Year (2017)	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements	$417,915	$(98,669)	$–	$319,246	1.08%	1.08%
Subject to dollar repurchase agreements	203,456	(203,456)	–	–	0.00%	0.00%
FHLB capital stock	–	1,115	–	1,115	0.00%	0.00%
On deposit with states	2,672	238	–	2,910	0.01%	0.01%
Pledged as collateral not captured in other categories	37,841	21,213	–	59,054	0.20%	0.20%

Total Restricted Assets	$661,884	$(279,559)	$–	$382,325	1.30%	1.30%

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following table shows the pledged or restricted assets in other categories as of December 31, 2018 and 2017, respectively:

	Gross (Admitted & Nonadmitted) Restricted
	2018
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total
Derivatives	$59,054	$–	$–	$–	$59,054

Total	$59,054	$–	$–	$–	$59,054

	Gross (Admitted & Nonadmitted) Restricted			Percentage

Description of Assets	Total From Prior Year (2017)	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Derivatives	$37,841	$21,213	$–	20.00%	0.00%

Total	$37,841	$21,213	$–	20.00%	0.00%

The following tables show the collateral received and reflected as assets within the financial statements as of December 31, 2018 and 2017:

December 31, 2018
Collateral Assets	Carrying Value	Fair Value	% of CV to Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets
Cash	$60,144	$60,143	0.71%	0.72%
Securities lending collateral assets	308,971	308,970	3.66	3.67
Other	1,000	1,000	0.01	0.01

Total	$370,115	$370,113	4.38%	4.40%

	Amount	% of Liability to Total Liabilities

Recognized Obligation to return collateral asset	$370,115	5.06%

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

December 31, 2017
Collateral Assets	Carrying Value	Fair Value	% of CV to Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets
Cash	$252,176	$252,176	2.82%	2.84%
Securities lending collateral assets	418,193	418,186	4.68	4.71

Total	$670,369	$670,362	7.50%	7.55%

	Amount	% of Liability to Total Liabilities

Recognized Obligation to return collateral asset	$670,928	8.56%

Net Investment Income

Detail of net investment income is presented below:

	Year Ended December 31
	2018	2017	2016

Income:
Bonds	$272,981	$289,465	$321,213
Preferred stocks	243	200	148
Mortgage loans on real estate	58,296	56,300	47,305
Policy loans	7,631	6,910	7,319
Cash, cash equivalents and short-term investments	5,267	4,581	2,412
Derivatives	23,075	22,232	21,572
Other invested assets	(5,079)	4,140	12,836

Gross investment income	362,414	383,828	412,805
Less: investment expenses	19,356	23,021	17,277

Net investment income before amortization of IMR	343,058	360,807	395,528
Amortization of IMR	7,577	10,927	12,802

Net investment income	$350,635	$371,734	$408,329

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Realized Capital Gains (Losses)

Net realized capital gains (losses) on investments, including OTTI, are summarized below:

		Realized
	Year Ended December 31
	2018	2017	2016

Bonds	$(24,749)	$35,069	$3,214
Common stocks	–	(63)	32
Mortgage loans on real estate	(54)	968	(698)
Real estate	(3,631)	–	–
Cash, cash equivalents and short-term investments	(18)	(12)	9
Derivatives	(37,656)	(72,133)	(16,280)
Other invested assets	8,386	6,744	(12,505)

Change in realized capital gains (losses), before taxes	(57,722)	(29,427)	(26,228)
Federal income tax effect	7,004	(13,315)	(2,833)
Transfer from (to) interest maintenance reserve	19,342	(28,197)	(6,516)

Net realized capital gains (losses) on investments	$(31,376)	$(70,939)	$(35,577)

Unrealized Capital Gains (Losses)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized

	Year Ended December 31
	2018	2017	2016

Bonds	$(3,714)	$7,788	$4,433
Common stocks	–	–	10
Affiliated entities	634	(182)	136
Cash equivalents and short-term investments	14	(11)	(9)
Derivatives	20,814	33,650	(30,961)
Other invested assets	(4,918)	5,015	10,833

Change in unrealized capital gains (losses), before taxes	12,830	46,260	(15,558)
Taxes on unrealized capital gains (losses)	559	(2,210)	(5,366)

Change in unrealized capital gains (losses), net of tax	$13,389	$44,050	$(20,924)

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life premium and annuity considerations, net of reinsurance, at December 31, 2018 and 2017 were as follows:

	2018		2017

	Gross	Net of Loading	Gross	Net of Loading

Life and annuity:
Ordinary first-year business	$116	$20	$168	$25
Ordinary renewal business	4,710	3,898	4,943	4,054
Group life direct business	235	170	282	203
Credit direct business	20	20	17	17

	$5,081	$4,108	$5,410	$4,299

7. Policy and Contract Attributes

Insurance Liabilities

Policy reserves, deposit funds and policy claims at December 31, 2018 and 2017 were as follows:

	Year Ended December 31
	2018	2017

Life insurance reserves	$1,195,740	$1,091,646
Annuity reserves and supplementary contracts with life contingencies	5,236,604	5,466,545
Accident and health reserves (including long term care)	207,230	209,371

Total policy reserves	$6,639,574	6,767,562

Deposit funds	29,504	29,590
Policy claims	41,237	40,142

Total policy reserves, deposit funds and claim liabilities	$6,710,315	$6,837,294

Life Insurance Reserves

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioner’s Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 7.25 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

The Company anticipates investment income as a factor in premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. As of December 31, 2018 and 2017, the Company had insurance in force aggregating $6,838,334 and $4,547,476, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the NYDFS. The Company established policy reserves of $1,856,580 and $216,675 to cover these deficiencies as of December 31, 2018 and 2017, respectively.

The Company does not issue participating life insurance policies.

Annuity Reserves and Supplementary Contracts Involving Life Contingencies

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest.

Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.00 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include GICs and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with Valuation Manual section 21 (VM-21), Requirements for Principle-Based Reserves for Variable Annuities, which replaced Actuarial Guideline XLIII (AG 43) effective January 1, 2017. VM-21 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The VM-21 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of VM-21 is equal to the conditional tail expectation (CTE) amount, but not less than the standard scenario amount (SSA).

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

To determine the CTE amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in VM-21 for determining the SSA.

Accident and Health Liabilities

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year

Year ended December 31, 2018
2018	$-	$63,281	$37,443	25,838
2017 and prior	33,072	(4,909)	22,325	5,838

	33,072	$58,372	$59,768	31,676

Active life reserve	$196,199			$196,895

Total accident and health reserves	$229,271			$228,571

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year

Year ended December 31, 2017
2017	$-	$65,783	$38,984	$26,799
2016 and prior	37,843	(1,796)	29,774	6,273

	37,843	$63,987	$68,758	33,072

Active life reserve	$137,085			$196,199

Total accident and health reserves	$174,928			$229,271

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company’s unpaid claims reserve was decreased by $4,909 and $1,796 for the years ended December 31, 2018 and 2017, respectively, for health claims that were incurred prior to those balance sheet dates. The change in 2018 and 2017 resulted primarily from variances in the estimated frequency of claims and claim severity.

The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2018 and 2017 was $647 and $629, respectively. The Company incurred $556 and paid $538 of claim adjustment expenses during 2018, of which $248 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $338 and paid $456 of claim adjustment expenses during 2017, of which $125 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the claim adjustment expense provision for insured events of prior years during 2018.

Deposit-type Contracts

Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31 2018

	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$688,335	$76,009	$–	$764,344	3%
At book value less surrender charge of 5% or more	787,440	31,986	–	819,426	3
At fair value	21,022	380,808	16,964,928	17,366,758	67

Total with adjustment or at fair value	1,496,797	488,803	16,964,928	18,950,528	73
At book value without adjustment (minimal or no charge or adjustment)	3,091,233	44,431	–	3,135,664	12
Not subject to discretionary withdrawal provision	660,739	2,034,396	1,119,330	3,814,465	15

Total annuity reserves and deposit liabilities	5,248,769	2,567,630	18,084,258	25,900,657	100%

Less reinsurance ceded	356	–	–	356

Net annuity reserves and deposit liabilities	$5,248,413	$2,567,630	$18,084,258	$25,900,301

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	December 31 2017

	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$706,614	$80,616	$–	$787,230	2%
At book value less surrender charge of 5% or more	812,459	33,559	–	846,018	3
At fair value	23,452	366,460	18,903,140	19,293,052	64

Total with adjustment or at fair value	1,542,525	480,635	18,903,140	20,926,300	69
At book value without adjustment (minimal or no charge or adjustment	3,281,614	46,613	–	3,328,227	11
Not subject to discretionary withdrawal provision	654,059	4,188,761	1,202,256	6,045,076	20

Total annuity reserves and deposit liabilities	5,478,198	4,716,009	20,105,396	30,299,603	100%

Less reinsurance ceded	1,063	–	–	1,063

Net annuity reserves and deposit liabilities	$5,477,135	$4,716,009	$20,105,396	$30,298,540

Separate Accounts

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2018, 2017 and 2016 is as follows:

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2018	$811,589	$3,720,484	$4,532,073

Reserves for separate accounts as of December 31, 2018 with assets at:
Fair value	$–	$18,313,645	$18,313,645
Amortized cost	2,567,630	–	2,567,630

Total as of December 31, 2018	$2,567,630	$18,313,645	$20,881,275

Reserves for separate accounts by withdrawal characteristics as of December 31, 2018:
With MV adjustment	$76,009	$–	$76,009
At book value without fair value adjustment and with current surrender charge of 5% or more	31,986	–	31,986
At fair value	380,808	17,194,315	17,575,123
At book value without fair value adjustment and with current surrender charge of less than 5%	44,431	–	44,431

Subtotal	533,234	17,194,315	17,727,549
Not subject to discretionary withdrawal	2,034,396	1,119,330	3,153,726

Total separate account reserves at December 31, 2018	$2,567,630	$18,313,645	$20,881,275

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2017	$1,110,527	$3,367,720	$4,478,247

Reserves for separate accounts as of December 31, 2017 with assets at:
Fair value	$–	$20,362,611	$20,362,611
Amortized cost	4,716,009	–	4,716,009

Total as of December 31, 2017	$4,716,009	$20,362,611	$25,078,620

Reserves for separate accounts by withdrawal characteristics as of December 31, 2017:
With MV adjustment	$80,616	$–	$80,616
At book value without fair value adjustment and with current surrender charge of 5% or more	33,559	–	33,559
At fair value	366,460	19,160,356	19,526,816
At book value without fair value adjustment and with current surrender charge of less than 5%	46,613	–	46,613

Subtotal	527,248	19,160,356	19,687,604
Not subject to discretionary withdrawal	4,188,761	1,202,255	5,391,016

Total separate account reserves at December 31, 2017	$4,716,009	$20,362,611	$25,078,620

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2016	$1,396,422	$3,296,786	$4,693,208

Reserves for separate accounts as of December 31, 2016 with assets at:
Fair value	$–	$17,329,112	$17,329,112
Amortized cost	5,546,624	–	5,546,624

Total as of December 31, 2016	$5,546,624	$17,329,112	$22,875,736

Reserves for separate accounts by withdrawal characteristics as of December 31, 2016:
Subject to discretionary withdrawal:	$87,114	$–	$87,114
At book value without fair value adjustment and with current surrender charge of 5% or more	35,845	–	35,845
At fair value	366,825	16,062,554	16,429,379
At book value without fair value adjustment and with current surrender charge of less than 5%	49,768	–	49,768

Subtotal	539,552	16,062,554	16,602,106
Not subject to discretionary withdrawal	5,007,072	1,266,558	6,273,630

Total separate account reserves at December 31, 2016	$5,546,624	$17,329,112	$22,875,736

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2018	2017	2016

Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$4,533,285	$4,478,824	$4,693,348
Transfers from separate accounts	(7,472,749)	(4,941,012)	(4,789,961)

Net transfers to separate accounts	(2,939,464)	(462,188)	(96,613)
Miscellaneous reconciling adjustments	14,160	9,916	17,332

Net transfers as reported in the statements of operations of the life, accident and health annual statement	$(2,925,304)	$(452,272)	$(79,281)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. The separate account assets legally insulated from the general account claims at December 31, 2018 and 2017 are attributed to the following products:

	2018	2017

Variable life	$234,854	$263,452
Variable annuities	4,486,780	4,895,012
Group annuities	10,821,405	12,104,424
Registered Market value separate accounts	669,531	785,378
Non Registered Market value separate accounts	778,969	918,799
Par annuities	1,440,469	1,537,838
Registered Market value Annuity Product - SPL	2,032	1,998
Book value separate accounts	2,609,935	4,769,953

Total separate account assets	$21,043,975	$25,276,854

At December 31, 2018 and 2017, the Company held separate account assets not legally insulated from the general account in the amount of $25,895 and $27,421, respectively, related to variable annuity products.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account paid risk charges of $50,888, $48,314, $46,668, $42,677, and $40,314 to the general account in 2018, 2017, 2016, 2015, and 2014, respectively. During the years ended December 31, 2018, 2017, 2016, 2015, and 2014 the general account of the Company had paid $615, $1,009, $1,627, $1,671, and $530 respectively, toward separate account guarantees.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2018 and 2017, the Company reported guaranteed separate account assets at amortized cost in the amount of $2,609,935 and $4,769,953, respectively, based upon the prescribed practice by the State of New York as described in Note 2. These assets had a fair value of $2,558,199 and $4,755,155 at December 31, 2018 and 2017, respectively, which would have resulted in an unrealized (loss) of ($51,735) and ($14,798), respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

8. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums and annuity considerations include the following reinsurance amounts:

	Year Ended December 31
	2018	2017	2016

Direct premiums	$5,770,058	$5,504,653	$5,786,774
Reinsurance assumed - non affiliates	446,450	520,633	529,283
Reinsurance assumed - affiliates	18	34	50
Reinsurance ceded - non affiliates	(300,323)	(668,328)	(341,356)
Reinsurance ceded - affiliates	(162,384)	(198,406)	(199,490)

Net premiums earned	$5,753,819	$5,158,585	$5,775,260

The Company received reinsurance recoveries in the amounts of $390,435, $491,641 and $430,476 during 2018, 2017 and 2016, respectively. At December 31, 2018 and 2017, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $209,583 and $124,183, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2018 and 2017 of $4,117,520 and $2,534,611, respectively, of which $1,830,363 and $1,527,241 were ceded to affiliates.

Effective June 29, 2018, the Company and Wilton Re U. S. Holdings, Inc. (Wilton Re) entered into an agreement as to the “Final Net Settlement Statements and Other Matters” (NSS) associated with the reinsurance agreement between the two companies that was effective April 1, 2017. This agreement related to the reinsurance of the payout annuity and Bank Owned Life Insurance/ Corporate Owned Life Insurance business (BOLI/COLI) to Wilton Re. As a result of the mutual concessions between the parties, the Company paid Wilton Re $599. In addition, the Company released a reinsurance receivable in the amount of $23 related to the initial proposed NSS used for closing. The net pretax impact to capital and surplus of these adjustments was $576.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

On June 28, 2017, Transamerica completed a transaction to reinsure its payout annuity business and BOLI/COLI. Under the terms of the Master Agreement, the Company entered into a 90% coinsurance reinsurance agreement with Wilton Reassurance Company, with an effective date of April 1, 2017. The Company transferred assets in the amount of $386,087 which included a ceding commission of $26,368, and released policy and deposit-type reserves of $315,651. As a part of the transaction, the Company realized net gains on the assets that were transferred of $39,030. The IMR deferral of the transaction was $25,813. The IMR liability was simultaneously released along with historical deferrals associated with the blocks of business in the amount of $29,374, resulting in a pretax loss of $27,845, which has been included in the statement of operations.

During 2018, 2017 and 2016, amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $31,034 ($20,172 after tax), $109,532 ($71,196 after tax) and $93,916 ($61,046 after tax), respectively.

9. Income Taxes

The components of the net deferred tax asset/(liability) at December 31 are as follows:

	December 31, 2018
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$81,661	$10,046	$91,707
Statutory Valuation Allowance Adjustment	–	–	–

Adjusted Gross Deferred Tax Assets	81,661	10,046	91,707
Deferred Tax Assets Nonadmitted	30,871	–	30,871

Subtotal (Net Deferred Tax Assets)	50,790	10,046	60,836
Deferred Tax Liabilities	24,060	9,421	33,481

Net Admitted Deferred Tax Assets	$26,730	$625	$27,355

	December 31, 2017
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$84,559	$9,994	$94,553
Statutory Valuation Allowance Adjustment	–	–	–

Adjusted Gross Deferred Tax Assets	84,559	9,994	94,553
Deferred Tax Assets Nonadmitted	31,427	–	31,427

Subtotal (Net Deferred Tax Assets)	53,132	9,994	63,126
Deferred Tax Liabilities	23,132	10,294	33,426

Net Admitted Deferred Tax Assets	$30,000	$(300)	$29,700

	Ordinary	Change Capital	Total

Gross Deferred Tax Assets	$(2,898)	$52	$(2,846)
Statutory Valuation Allowance Adjustment	–	–	–

Adjusted Gross Deferred Tax Assets	(2,898)	52	(2,846)
Deferred Tax Assets Nonadmitted	(556)	–	(556)

Subtotal (Net Deferred Tax Assets)	(2,342)	52	(2,290)
Deferred Tax Liabilities	928	(873)	55

Net Admitted Deferred Tax Assets	$(3,270)	$925	$(2,345)

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2018	2017	Change

Deferred Tax Assets:
Ordinary
Policyholder reserves	$45,500	$47,942	$(2,442)
Investments	1,355	1,199	156
Deferred acquisition costs	18,825	16,192	2,633
Compensation and benefits accrual	832	1,070	(238)
Receivables - nonadmitted	1,199	3,322	(2,123)
Assumption Reinsurance	721	1,231	(510)
Policyholder Reserve Transitional Amount	11,173	11,976	(803)
Other (including items <5% of ordinary tax assets)	2,056	1,627	429

Subtotal	81,661	84,559	(2,898)

Nonadmitted	30,871	31,427	(556)

Admitted ordinary deferred tax assets	50,790	53,132	(2,342)
Capital
Investments	10,046	9,994	52

Subtotal	10,046	9,994	52

Admitted capital deferred tax assets	10,046	9,994	52

Admitted deferred tax assets	$60,836	$63,126	$(2,290)

	Year Ended December 31
	2018	2017	Change

Deferred Tax Liabilities:
Ordinary
Investments	$432	$686	$(254)
Policyholder reserves	4,750	3,465	1,285
Reinsurance Ceded	4,323	5,025	(702)
Policyholder Reserve Transitional Amount	14,555	13,956	599

Subtotal	24,060	23,132	928

Capital
Investments	9,421	10,294	(873)

Subtotal	9,421	10,294	(873)

Deferred tax liabilities	33,481	33,426	55

Net deferred tax assets/liabilities	$27,355	$29,700	$(2,345)

On December 22, 2017, the Tax Cuts and Jobs Act (“TCJA”) (HR 1, Pub. L. 115-97) became law reducing the federal tax rate to 21%. As a result, the Company reduced its net deferred tax asset balance by $39,281, excluding $1,470 of net deferred tax asset reduction on unrealized gains/(losses) in the 2017 financial statements.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The effects of the U.S. tax reform were reflected in the 2017 financial statements as determined or as reasonably estimated provisional amounts based on available information subject to interpretation in accordance with the SEC’s Staff Accounting Bulletin No. 118 (SAB 118), as adopted by NAIC SAPWG INT 18-01. SAB 118 provides guidance on accounting for the effects of U.S. tax reform where the Company’s determinations are incomplete but the Company can determine a reasonable estimate. The TCJA related disclosures and figures in the 2018 financials represent final impacts with no estimated figures remaining.

As a result of the TCJA, the Company’s tax reserve deductible temporary difference increased by $18,403. This change results in an offsetting ($18,403) taxable temporary difference that will be amortized into taxable income evenly over the eight years subsequent to 2017. The tax reserve deductible temporary difference increased $8,977 from the estimate disclosed in the 2017 financials due to model refinements during 2018 to implement the TCJA provisions.

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2018 or 2017.

As discussed in Note 1, for the years ended December 31, 2018 and 2017 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

			December 31, 2018
			Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$–	$4,122	$4,122
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		23,234	–	23,234
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	23,234	–	23,234
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	159,473
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		27,556	5,924	33,480

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$50,790	$10,046	$60,836

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

			December 31, 2017
			Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$–	$6,594	$6,594
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		23,106	–	23,106
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	23,106	–	23,106
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	153,103
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		30,026	3,400	33,426

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$53,132	$9,994	$63,126

			Ordinary	Change Capital	Total

Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$–	$(2,472)	$(2,472)
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		128	–	128
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	128	–	128
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	6,370
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		(2,470)	2,524	54

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$(2,342)	$52	$(2,290)

	December 31
	2018	2017	Change

Ratio Percentage Used To Determine Recovery

Period and Threshold Limitation Amount	1191%	1255%	-64%

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold Limitation in 2(b)2 above	$1,063,153	$1,020,686	$42,467

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The impact of tax planning strategies at December 31, 2018 and 2017 was as follows:

	December 31, 2018
	Ordinary Percent	Capital Percent	Total Percent

Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	17%	32%	19%

	December 31, 2017
	Ordinary Percent	Capital Percent	Total Percent

Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	15%	31%	18%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2018	2017	Change

Current Income Tax

Federal	$9,990	$26,972	$(16,982)

Subtotal	9,990	26,972	(16,982)

Federal income tax on net capital gains	(7,004)	13,315	(20,319)

Federal and foreign income taxes incurred	$2,986	$40,287	$(37,301)

	Year Ended December 31
	2017	2016	Change

Current Income Tax

Federal	$26,972	$42,387	$(15,415)

Subtotal	26,972	42,387	(15,415)

Federal income tax on net capital gains	13,315	2,834	10,481

Federal and foreign income taxes incurred	$40,287	$45,221	$(4,934)

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows:

	Year Ended December 31
	2018	2017	2016

Current income taxes incurred	$2,986	$40,287	$45,221
Change in deferred income taxes (without tax on unrealized gains and losses)	3,459	32,885	(3,541)

Total income tax reported	$6,445	$73,172	$41,680

Income before taxes	$184,083	$227,142	$276,716
	21.00%	35.00%	35.00%

Expected income tax expense (benefit) at statutory rate	$38,657	$79,500	$96,851
Increase (decrease) in actual tax reported resulting from:

Dividends received deduction	(4,789)	(7,859)	(8,345)
Tax credits	(18,371)	(9,455)	(2,925)
Tax adjustment for IMR	(4,606)	(17,533)	(8,174)
Surplus adjustment for in-force ceded	(4,236)	(24,919)	(21,366)
Nondeductible expenses	182	37	35
Deferred tax benefit on other items in surplus	5,377	13,681	(7,243)
Dividends from certain foreign corporations	150	189	137
Prior year tax return adjustment	(5,285)	721	(2,049)
Partnership Permanent Adjustment	(475)	(592)	(470)
Change in tax rates	–	39,281	–
Audit Adjustment - Permanent	–	–	(4,972)
Other	(159)	121	201

Total income tax reported	$6,445	$73,172	$41,680

The Company’s federal income tax return is consolidated with other included affiliated companies. Please see attached listing of companies in the Appendix A. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the IRS. A tax return has not been filed for 2018.

As of December 31, 2018 and 2017, the Company had no operating loss, capital loss, or tax credit carryforwards available for tax purposes.

The Company incurred income taxes of $0, $13,188, and $0 during 2018, 2017, and 2016, respectively, which will be available for recoupment in the event of future net capital losses.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The total amount of the unrecognized tax benefits that if recognized, would affect the effective income tax rate:

	December 31,
	2018	2017

Unrecognized tax benefits, opening balance	$1,745	$1,673
Additions for - tax positions of prior years	472	72

Unrecognized tax benefits, ending balance	$2,217	$1,745

The Company does not expect that the total amounts of unrecognized tax benefits will significantly increase or decrease within twelve months of the reporting date.

The Company classifies interest and penalties related to income taxes as income tax expense. The Company’s interest expense (benefit) related to income taxes for the years ending in December 31, 2018, 2017, and 2016 is ($227), $433, and ($36), respectively. The total interest payable balance as of December 31, 2018 and 2017 is $447 and $674, respectively. The Company recorded no liability for penalties.

The Company modified its calculation of dividends that are eligible for dividends received deduction in 2016. This resulted in recording a permanent tax benefit of $4,770 in the Company’s 2016 financial statement for years 2011-2015. This was treated as a change in estimate.

The Company’s federal income tax returns have been examined by the IRS and an examination is in progress for the year 2009 through 2013. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

10. Capital and Surplus

Prior to the redemption in 2018 and at December 31, 2017, the Company had 45,981 shares of 6% non-voting, cumulative preferred stock outstanding with a par value of $10. On December 13, 2018, the Company redeemed 45,981 shares of preferred stock at par of $460 plus additional contributed capital in the amount of $56,381 for a total of $56,841, paid to its shareholders; TA Corp received $49,679 and TLIC received $7,162. At December 31, 2018 and 2017, TA Corp owned 0 and 40,415 shares and TLIC owned 0 and 5,566 shares.

At December 31, 2018 and 2017, the Company had 17,142 common shares authorized, issued and outstanding with a par value of $125 per share. TA Corp owns 15,067 shares and TLIC owns 2,075 shares.

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the lesser of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such a dividend, the maximum payment which may be made in 2019, without prior approval of insurance regulatory authorities, is $109,051.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

On December 13, 2018 the Company paid its Parent companies, TLIC and TA Corp, preferred stock dividends of $430 and $2,981, respectively. On June 29, 2018 the Company paid ordinary common stock dividends of $12,105 to TLIC and $87,895 to TA Corp.

On December 21 and June 28, 2017 the Company paid ordinary common stock dividends of $9,075 and $10,289 to TLIC and $65,897 and $74,711 to TA Corp, respectively. On December 21, 2017 the Company paid preferred stock dividends of $3 to TLIC and $24 to TA Corp.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2018, the Company meets the minimum RBC requirements.

On May 2, 2008, the Company received $150,000 from TA Corp in exchange for surplus notes due 20 years from the date of the issuance at an interest rate of 6.25%. The notes are subordinate and junior in the right of payment to all obligations and liabilities of the Company. On December 22, 2016, the Company repaid TA Corp the principal and accrued interest of $9,167. The Company received approval from the Superintendent of Insurance of the NYDFS prior to issuance and repayment of the surplus notes as well as prior to making annual interest payments.

The Company held special surplus funds in the amount of $10,781 and $11,186, as of December 31, 2018 and 2017, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities.

11. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2018 and 2017, respectively, securities with a fair value of $308,907 and $399,971 were on loan under securities lending agreements. At December 31, 2018, the collateral the Company received from securities lending was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $308,970 and $418,186 at December 31, 2018 and 2017, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The contractual maturities of the securities lending collateral positions are as follows:

	Fair Value
	2018	2017

Open	$319,246	$417,915
30 days or less	–	–
31 to 60 days	–	–
61 to 90 days	–	–
Greater than 90 days	–	–

Total	319,246	417,915

Securities received	–	–

Total collateral received	$319,246	$417,915

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

The maturity dates of the reinvested securities lending collateral are as follows:

	2018		2017
	Amortized		Amortized
	Cost	Fair Value	Cost	Fair Value

Open	$15,000	$15,000	$97,375	$97,375
30 days or less	96,925	96,925	125,477	125,477
31 to 60 days	69,374	69,374	48,801	48,801
61 to 90 days	32,836	32,836	61,803	61,803
91 to 120 days	46,560	46,560	23,435	23,435
121 to 180 days	40,177	40,177	38,179	38,179
181 to 365 days	–	–	–	–
1 to 2 years	874	874	4,234	4,234
2 to 3 years	2,039	2,039	13,272	13,266
Greater than 3 years	5,186	5,185	5,617	5,616

Total	308,971	308,970	418,193	418,186

Securities received	–	–	–	–

Total collateral reinvested	$308,971	$308,970	$418,193	$418,186

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

Collateral for securities lending transactions that extend beyond one year from the report date are as follows.

Description of collateral	2018	2017
ABS AUTOS	$2,913	$12,688
ABS CREDIT CARDS	5,186	10,437

Total collateral extending beyond one year of the reporting date	$8,099	$23,125

For securities lending, the Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $309,659 (fair value of $308,970) that are currently tradable securities that could be sold and used to pay for the $319,246 in collateral calls that could come due under a worst-case scenario.

12. Retirement and Compensation Plans

Defined Contribution Plans

The Company’s employees participate in a contributory defined contribution plan sponsored by TA Corp which is qualified under Section 401(k) of the Internal Revenue Code. Generally, employees of the Company who customarily work at least 20 hours per week and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 100% of eligible earnings, subject to government or other plan restrictions for certain key employees. The Company will match an amount up to three percent of the participant’s eligible earnings. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974, as amended (ERISA). Benefits expense of $762, $703, and $714 was allocated to the Company for the years ended December 31, 2018, 2017 and 2016, respectively.

Defined Benefit Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by TA Corp. Generally, employees of the Company who customarily work at least 20 hours per week and complete six months of continuous service and meet the other eligibility requirements are participants of the plan. The Company has no legal obligation for the plan. The benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or a cash balance formula. The plan is subject to the reporting and disclosure requirements of ERISA.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory and benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or cash balance formula. The plans are unfunded and nonqualified under the Internal Revenue Service Code.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company recognizes pension expense equal to its allocation from TA Corp. The pension expense related to both the qualified defined pension plan and the supplemental retirement plans is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations, which is within the guidelines of SSAP 102, Pensions. Pension expenses were $1,490, $1,554 and $1,414 for the years ended December 31, 2018, 2017 and 2016, respectively.

In addition to pension benefits, TA Corp sponsors unfunded plans that provide health care and life insurance benefits to retired Company employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations which is within the guidelines of SSAP 92, Postretirement Benefits Other Than Pensions. The Company’s allocation of postretirement expenses was $320, $374 and $257 for the years end December 31, 2018, 2017 and 2016, respectively.

Other Plans

TA Corp has established deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2018, 2017 and 2016 was insignificant.

13. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

In accordance with an agreement between TA Corp and the Company, TA Corp will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by TA Corp as needed.

The Company is party to a service agreement with TLIC, in which the Company receives services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is party to a Management and Administrative and Advisory agreement with Aegon USA Realty Advisors, Inc. (Advisor) whereby Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. The Company is party to a common cost allocation service agreement between TA Corp companies in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. Aegon USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The amount received by the Company as a result of being a party to these agreements was $44,781, $62,077 and $52,154, during 2018, 2017 and 2016, respectively. The amount paid as a result of being party to these agreements was $96,867, $104,502 and $103,294 during 2018, 2017 and 2016, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the TA Corp/Transamerica Series Trust. The Company received $9,820, $10,367 and $9,203 for these services during 2018, 2017 and 2016, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $4,169, $3,484 and $5,196 for the years ended December 31, 2018, 2017 and 2016, respectively.

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2018, 2017 and 2016, the Company paid (received) net interest of $156, $60 and $47, respectively, to (from) affiliates. At December 31, 2018 and 2017, the Company reported a net amount of $2,645 and $3,002 receivable from affiliates, respectively. Terms of settlement require that these amounts are settled within 90 days.

At December 31, 2018, the Company had short-term intercompany notes receivable of $50,000 as shown below. In accordance with SSAP No. 25, Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate

Transamerica Corporation	50,000	8/16/2019	1.97%

At December 2017, the Company had short-term intercompany notes receivables of $124,300.

The Company utilizes the look-through approach in valuing its investment in the following five entities.

Real Estate Alternatives Portfolio 2, LLC	$2,103
Real Estate Alternatives Portfolio 4 HR, LLC	5,517
Aegon Multi-Family Equity Fund, LLC	17,350
Natural Resources Alternatives Portfolio I, LLC	5,663
Zero Beta Fund, LLC	141,376

$172,009

These entity’s financial statements are not audited and the Company has limited the value of its investment in these entities to the value contained in the audited financial statements of the underlying LP/LLC investments, including adjustments required by SSAP No. 97, entities and/or non-SCA SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, entities owned by these entities. All liabilities, commitments, contingencies, guarantees or obligations of these entities which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these entities.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

The following tables show the disclosures for all SCA investments, except 8bi entities, balance sheet value (admitted and nonadmitted) and the NAIC Responses for the SCA filings (except 8Bi entities) as of December 31, 2018:

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount

SSAP No. 97 8a Entities
	–%	$–	$–	$–
	–	–	–	–
	–	–	–	–

Total SSAP No. 97 8a Entities	XXX	$–	$–	$–

SSAP No. 97 8b(ii) Entities
	–%	$–	$–	$–
	–	–	–	–
	–	–	–	–

Total SSAP No. 97 8b(ii) Entities	XXX	$–	$–	$–

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	9%	$3,932	$3,932	$–
	–	–	–	–
	–	–	–	–
	–	–	–	–
	–	–	–	–
	–	–	–	–

Total SSAP No. 97 8b(iii) Entities	XXX	$3,932	$3,932	$–

SSAP No. 97 8b(iv) Entities
	–%	$–	$–	$–
	–	–	–	–
	–	–	–	–

Total SSAP No. 97 8b(iv) Entities	XXX	$–	$–	$–

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$3,932	$3,932	$–

Aggregate Total	XXX	$3,932	$3,932	$–

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

SCA Entity	Type of NAIC Filing *	Date of Filing to the NAIC		NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
SSAP No. 97 8a Entities
			$	–	–	–	–
				–	–	–	–
				–	–	–	–

Total SSAP No. 97 8a Entities	–	–	$	–	–	–	–

SSAP No. 97 8b(ii) Entities
			$	–	–	–	–
				–	–	–	–
				–	–	–	–

Total SSAP No. 97 8b(ii) Entities	–	–	$	–	–	–	–

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	12/21/2018	$	2,889	Y	N	I
				–	–	–	–
				–	–	–	–
				–	–	–	–
				–	–	–	–
				–	–	–	–

Total SSAP No. 97 8b(iii) Entities	–	–	$	2,889	–	–	–

SSAP No. 97 8b(iv) Entities
			$	–	–	–	–
				–	–	–	–
				–	–	–	–

Total SSAP No. 97 8b(iv) Entities	–	–	$	–	–	–	–

Total SSAP No. 97 8b Entities (except 8bi entities)	–	–	$	2,889	–	–	–

Aggregate Total	–	–	$	2,889	–	–	–

* S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing

** I – Immaterial or M – Material

(1) NAIC Valuation Amount is as of the Filing Date to the NAIC

Information regarding the Company’s affiliated reinsurance transactions is available in Note 8. Reinsurance.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

14. Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operations. Information regarding these entities is as follows:

Name and Address of MGA/TPA	FEIN#	Exclusive Contract	Type of Business Written	Type of Authority Granted	Total Direct Premiums

The Vanguard Group, Inc. 100 Vanguard Blvd	23-1945930	No	Deferred and Income Annuities	C, B, P, U	$60,163
Malvem, PA 19355

C -        Claims Payment

B -        Binding Authority

P -        Premium Collection

U -        Underwriting

For years ended December 31, 2018, 2017 and 2016, the Company had $60,163, $50,268 and $35,397, respectively, of direct premiums written by The Vanguard Group, Inc.

For years ended December 31, 2018, 2017 and 2016 the Company had $0, $0 and $0, respectively, of direct premiums written by Affinion Group.

15. Commitments and Contingencies

At December 31, 2018 and 2017, the Company has mortgage loan commitments of $33,752 and $21,261, respectively.

The Company has contingent commitments of $169,294 and $212,642, at December 31, 2018 and 2017, respectively, to provide additional funding for joint ventures, partnerships and limited liability companies. There are $149,810 and $196,409 in LIHTC commitments as of December 31, 2018 and 2017, respectively.

Private placement commitments outstanding as of December 31, 2018 and 2017 were $22,936 and $17,893, respectively.

At December 31, 2018 and 2017, securities in the amount of $2,387 and $0, respectively, were posted to the Company as collateral from derivative counterparties. The securities were not included on the Company’s balance sheet as the Company does not have the ability to sell or repledge the collateral.

The Company is a member of the FHLB of New York. The Company is not in an active borrowing position, therefore, collateral pledged and borrowings are not applicable for this Company. Through its membership, the Company establishes the option to access funds through secured borrowing arrangements with the FHLB.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

At December 31, 2018 and 2017, the Company purchased/owned the following FHLB stock as part of the agreement:

	Year Ended December 31
	2018	2017

Activity Stock	1,115	–

Total	$1,115	$–

The Company is a party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $77 and $115 at December 31, 2018 and 2017, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The Company had an offsetting premium tax benefit of $60 and $80 at December 31, 2018 and 2017, respectively. The guaranty fund expense (benefit) was ($254), ($3,412) and ($315) for the years ended December 31, 2018, 2017 and 2016, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

16. Sales, Transfer and Servicing of Financial Assets and Extinguishments of Liabilities

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. As of December 31, 2018 and 2017, the Company had dollar repurchase agreements outstanding in the amount of $0 and $203,456, respectively. The Company had an outstanding liability for borrowed money in the amount $0 and $204,899 at December 31, 2018 and 2017, respectively due to participation in dollar repurchase agreements which includes accrued interest.

The contractual maturities of the dollar repurchase agreement positions are as follows:

	Fair Value
	2018	2017

Open	$–	$204,340
30 days or less	–	–
31 to 60 days	–	–
61 to 90 days	–	–
Greater than 90 days	–	–

Total	–	204,340
Securities received	–	–

Total collateral received	$–	$204,340

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. During 2018 and 2017 there were no securities sold and reacquired within 30 days of the sale date.

17. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are available to be issued, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2018 through April 23, 2019.

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation EIN: 42-1484983 AFFILIATIONS SCHEDULE YEAR ENDED DECEMBER 31, 2018 Attachment to Note 9
Entity Name	FEIN
Transamerica Corporation	42-1484983
Aegon Asset Management Services Inc	39-1884868
Aegon Direct Marketing Services Inc	42-1470697
Aegon Financial Services Group Inc	41-1479568
Aegon Institutional Markets Inc	61-1085329
Aegon Management Company	35-1113520
Aegon USA Real Estate Services Inc	61-1098396
Aegon USA Realty Advisors of CA FKA Pensaprima Inc	20-5023693
AFSG Securities Corporation	23-2421076
AUSA Properties Inc	27-1275705
Commonwealth General Corporation	51-0108922
Creditor Resources Inc	42-1079584
CRI Solutions Inc	52-1363611
Financial Planning Services Inc	23-2130174
Firebird Reinsurance Corporation	47-3331975
Garnet Assurance Corporation	11-3674132
Garnet Assurance Corporation II	14-1893533
Garnet Assurance Corporation III	01-0947856
Intersecurities Ins Agency	42-1517005
LIICA RE II	20-5927773
Massachusetts Fidelity Trust	42-0947998
MLIC RE I Inc	01-0930908
Money Services Inc	42-1079580
Monumental General Administrators Inc	52-1243288
Pearl Holdings Inc I	20-1063558
Pearl Holdings Inc II	20-1063571
Pine Falls Re Inc	26-1552330
Real Estate Alternatives Portfolio 3A Inc	20-1627078
River Ridge Insurance Company	20-0877184
Short Hills Management	42-1338496
Southwest Equity General Company	86-0455577
Stonebridge Benefit Services Inc	75-2548428

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation EIN: 42-1484983 AFFILIATIONS SCHEDULE YEAR ENDED DECEMBER 31, 2018 Attachment to Note 9
Entity Name	FEIN
Stonebridge Reinsurance Company	61-1497252
TCF Asset Management Corp	84-0642550
TCFC Air Holdings Inc	32-0092333
TCFC Asset Holdings Inc	32-0092334
TLIC Oakbrook Reinsurance Inc.	47-1026613
TLIC Riverwood Reinsurance Inc	45-3193055
TLIC Watertree Reinsurance, Inc.	81-3715574
Transamerica Advisors Life Insurance Company (FKA MLLIC)	91-1325756
Transamerica Accounts Holding Corp	36-4162154
Transamerica Affinity Services Inc	42-1523438
Transamerica Affordable Housing Inc	94-3252196
Transamerica Agency Network Inc (FKA: Life Inv Fin Group)	61-1513662
Transamerica Asset Management (fka Transamerica Fund Advisors)	59-3403585
Transamerica Capital Inc	95-3141953
Transamerica Casualty Insurance Company	31-4423946
Transamerica Commercial Finance Corp I	94-3054228
Transamerica Consumer Finance Holding Company	95-4631538
Transamerica Corporation (OREGON)	98-6021219
Transamerica Distribution Finance Overseas Inc	36-4254366
Transamerica Finance Corporation	95-1077235
Transamerica Financial Advisors FKA InterSecurities	59-2476008
Transamerica Financial Life Insurance Company	36-6071399
Transamerica Fund Services Inc	59-3403587
Transamerica Home Loan	95-4390993
Transamerica International Re (Bermuda) Ltd	98-0199561
Transamerica Investors Securities Corp	13-3696753
Transamerica Leasing Holdings Inc	13-3452993
Transamerica Life Insurance Company	39-0989781
Transamerica Pacific Insurance Co Ltd	94-3304740
Transamerica Premier Life Insurance Company	52-0419790
Transamerica Resources Inc (FKA: Nat Assoc Mgmt)	52-1525601
Transamerica Small Business Capital Inc	36-4251204

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation EIN: 42-1484983 AFFILIATIONS SCHEDULE YEAR ENDED DECEMBER 31, 2018 Attachment to Note 9
Entity Name	FEIN
Transamerica Stable Value Solutions Inc	27-0648897
Transamerica Vendor Financial Services Corporation	36-4134790
United Financial Services Inc	52-1263786
WFG China Holdings Inc	20-2541057
World Fin Group Ins Agency of Massachusetts Inc	04-3182849
World Financial Group Inc	42-1518386
World Financial Group Ins Agency of Hawaii Inc	99-0277127
World Financial Group Insurance Agency of WY Inc	42-1519076
World Financial Group Insurance Agency	95-3809372
Zahorik Company Inc	95-2775959
Zero Beta Fund LLC	26-1298094

Statutory-Basis

Financial Statement Schedule

Transamerica Financial Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2018

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$461,151	$533,370	$472,212
States, municipalities and political subdivisions	30,758	32,621	30,758
Foreign governments	95,844	99,466	95,844
Hybrid securities	111,973	101,741	111,973
All other corporate bonds	4,940,423	4,944,741	4,938,086
Preferred stocks	4,552	4,290	4,552

Total fixed maturities	5,644,701	5,716,229	5,653,425

Equity securities
Common stocks:
Industrial, miscellaneous and all other	1,115	1,115	1,115

Total equity securities	1,115	1,115	1,115

Mortgage loans on real estate	1,480,920		1,480,920
Real estate	–		–
Policy loans	130,605		130,605
Other long-term investments	36,467		36,467
Receivable for securities	61		61
Securities lending	308,971		308,971
Cash, cash equivalents and short-term investments	280,590		280,590

Total investments	$7,883,430		$7,892,154

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

(2)

United States government, state, municipal and political, hybrid and corporate bonds of $4,946 are held at fair value rather than amortized cost due to having an NAIC 6 rating. No preferred stock securities are held at fair value of $0 due to having an NAIC 6 rating.

Transamerica Financial Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*

Year ended December 31, 2018
Individual life	$1,144,735	$–	$17,698	$165,615	$47,990	$189,660	$63,239
Individual health	72,413	3,921	12,785	45,825	3,709	12,540	18,262
Group life and health	197,548	2,352	9,745	77,157	8,559	58,907	20,799
Annuity	5,218,604	–	1,009	5,465,222	238,546	8,586,259	(2,773,794)
Other	–	–	–	–	51,831	–	–

	$6,633,300	$6,273	$41,237	$5,753,819	$350,635	$8,847,366	$(2,671,494)

Year ended December 31, 2017
Individual life	$1,045,834	$–	$18,135	$(1,299)	$47,944	$18,776	$57,492
Individual health	85,754	4,305	10,860	49,066	3,206	72,440	14,485
Group life and health	181,571	2,554	10,627	79,899	8,035	63,981	31,511
Annuity	5,447,545	–	519	5,030,921	259,675	5,683,831	(315,328)
Other	–	–	–	–	52,874	–	–

	$6,760,704	$6,859	$40,141	$5,158,587	$371,734	$5,839,028	$(211,840)

Year ended December 31, 2016
Individual life	$1,118,498	$–	$18,281	157,318	$53,602	$182,963	$75,668
Individual health	43,800	5,321	11,729	62,058	3,431	19,448	17,692
Group life and health	162,148	2,811	11,317	80,133	8,554	55,385	32,104
Annuity	5,806,086	–	686	5,475,752	293,132	5,750,859	114,033
Other	–	–	–	–	49,610	–	–

	$7,130,532	$8,132	$42,013	$5,775,261	$408,330	$6,008,655	$239,497

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied

Transamerica Financial Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net

Year ended December 31, 2018
Life insurance in force	$25,896,718	$142,547,888	$139,964,032	$23,312,862	600%

Premiums:
Individual life	$182,304	$456,379	$439,690	$165,615	265%
Individual health	45,880	90	35	45,825	0%
Group life and health	81,286	5,253	1,124	77,157	1%
Annuity	5,460,588	985	5,619	5,465,222	0%

	$5,770,058	$462,707	$446,468	$5,753,819	8%

Year ended December 31, 2017
Life insurance in force	$25,419,746	$154,374,478	$151,926,555	$22,971,822	661%

Premiums:
Individual life	$179,651	$694,892	$513,942	$(1,299)	-39579%
Individual health	49,240	194	20	49,065	0%
Group life and health	81,890	3,073	1,081	79,898	1%
Annuity	5,193,872	168,576	5,624	5,030,920	0%

	$5,504,653	$866,735	$520,667	$5,158,584	10%

Year ended December 31, 2016
Life insurance in force	$25,466,212	$172,845,130	$170,252,105	$22,873,187	744%

Premiums:
Individual life	$172,726	$536,674	$521,267	$157,319	331%
Individual health	62,606	604	56	62,058	0%
Group life and health	81,420	3,235	1,948	80,133	2%
Annuity	5,470,023	333	6,062	5,475,752	0%

	$5,786,775	$540,846	$529,333	$5,775,262	9%

PART C

OTHER INFORMATION

Item 29.	Financial Statements and Exhibits

(a)	Financial Statements

(1)	Financial Statements of TFLIC at December 31, 2018 and 2017 audited by PricewaterhouseCoopers LLP, One North Wacker Drive, Chicago, IL 60606, Independent Registered Public Accounting Firm. (filed herewith)

(2)	Financial Statements of Transamerica Asset Allocation Variable Funds(2) audited by Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, Independent Registered Public Accounting Firm.

(b)	Exhibits

(1)	Any form of Form N-3 Exhibits (1) to (3), (6) through (11) and (14) to (15) previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 1, 1994 to the Transamerica Partners Variable Funds Registration Statement filed on Form N-4, Registration No. 33-73734 under the Securities Act of 1933, is incorporated herein by reference.

(4)	Investment Advisory Agreement between Transamerica Asset Allocation Variable Funds and Transamerica Asset Management, Inc.(1)

(5)	Underwriting Agreement with Transamerica Capital, Inc.(1)

(12)(a)	The Opinion and Consent of Counsel as to the legality of the securities being registered previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated November 19, 1996 to Transamerica Asset Allocation Variable Funds Registration Statement filed on Form N-3, Registration No. 333-08543 under the Securities Act of 1933, is incorporated herein by reference.

(13)	Consents of Independent Registered Public Accounting Firms (filed herewith)

(16)	Code of Ethics(1)

(17)	Powers of Attorney (filed herewith)

(1)	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-3 as filed with the U.S. Securities and Exchange Commission on February 28, 2008.

(2)	Incorporated herein by reference to the Transamerica Asset Allocation Variable Funds Annual Report on Form N-CSR for the year ended December 31, 2018, as filed with the Commission on March 6, 2019.

Item 30.	Directors and Officers of the Depositor (Transamerica Financial Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Blake S. Bostwick 1801 California St., Suite 5200. Denver, CO 80202	Director and President

Eric J. Martin 4333 Edgewood Rd, N.E. Cedar Rapids, IA 52499	Controller, Senior Vice President and Assistant Treasurer

Jay Orlandi 100 Light Street Baltimore, MD 21202	Director, Executive Vice President, Secretary and General Counsel

David Schulz 4333 Edgewood Rd, N.E. Cedar Rapids, IA 52499	Director, Senior Vice President and Chief Tax Officer

C. Michiel van Katwijk 100 Light Street Baltimore, MD 21202	Director, Executive Vice President, Chief Financial Officer and Treasurer

Wendy E. Cooper 245 East 93rd Street New York, NY 10128	Director

Anne C. Kronenberg 187 Guard Hill Road Bedford Corner, NY 10549	Director

June Yuson 245 East 93rd Street New York, NY 10128	Director

Item 31.	Persons Controlled by or Under Common Control with the Insurance Company or Registrant

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of the Insurance Company.

As of December 31, 2018, the chart on the following pages shows all entities directly or indirectly controlled or under common control with the Insurance Company, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

AEGON Affordable Housing Debt Fund I, LLC	Delaware	Members: AHDF Manager I, LLC (0.01%), Mangaging Member; Transamerica Life Insurance Company (5%); non-AEGON affiliates: Dominium Taxable Fund I, LLC (94.99%)	Affordable housing loans

Aegon Affordable Housing Debt Fund II, LLC	Delaware	Members: Manager Member—AHDF Manager II, LLC (0.01%); Transamerica Life Insurance Company (99.99%)	Affordable housing loans

Aegon Affordable Housing Debt Fund III, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Affordable housing loans

AEGON AM Funds, LLC	Delaware	AEGON USA Investment Management, LLC is the Manager; equity will be owned by clients/investors of AEGON USA Investment Management, LLC	To serve as a fund for a client and offer flexilbility to accommodate other similarly situated clients.

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding, LLC	Registered investment advisor

Aegon Community Investments 50, LLC	Delaware	Members: Aegon Community Investments 50, LLC (0.10%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Premier Life Insurance Company (25.49750%); non-AEGON affiliate, Citibank, N.A. (48.9950%)	Investments

Aegon Community Investments 51, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Aegon Community Investments 52, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Aegon Community Investments 53, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Aegon Community Investments 54, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Aegon Community Investments 55, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon Community Investments 56, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Aegon Community Investments 57, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Aegon Community Investments 58, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Premier Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services International, LLC	Maryland	100% AUSA Holding, LLC	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Funding Company, LLC.	Delaware	Sole Member: Transamerica Corporation	Issue debt securities-net proceeds used to make loans to affiliates

Aegon Global Services, LLC	Iowa	Sole Member: Commonwealth General Corporation	Holding company

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

Aegon LIHTC Fund 50, LLC	Delaware	Members: Aegon Community Investments 50, LLC (0.01%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Premier Life Insurance Company (25.49750%); non-affiliate of AEGON, Citibank, N.A. (48.9950%)	Investments

Aegon LIHTC Fund 51, LLC	Delaware	Members: Aegon Community Investments 51, LLC (.01%) as Managing Member; non-affiliate of AEGON, Citibank, N.A. (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon LIHTC Fund 52, LLC	Delaware	Members: Transamerica Financial Life Insurance Company (10.18%); Transamerica Life Insurance Company (1%); Managing Member—Aegon Community Investments 52, LLC (0.01%); non-affiliates of AEGON, Citibank, N.A. (49%); California Bank & Trust (5.21%); Pacific West Bank (7.58%); Ally Bank (11.35%); US Bank (7.58%); Bank of the West (7.46%)	Investments

Aegon LIHTC Fund 54, LLC	Delaware	Sole Member: Aegon Community Investments 54, LLC	Investments

Aegon LIHTC Fund 55, LLC	Delaware	Members: Investor Member—Transamerica Premier Life Insurance Company (2.8195%); non-affiliates of AEGON, Citibank, N.A. (21.6890%), Ally Bank (8.2090%), Bank of Hope (14.2687%), Lake City Bank (1.4679%), Securian (MLIC) (7.4614%), The Guardian Life Insurance Compnay of America (10.4477%), U.S. Bancorp Community Development Corporation (22.0987%), ZB National Association (1.8110%). Managing Member—Aegon Community Investments 55, LLC (0.0100%).	Investments

Aegon LIHTC Fund 57, LLC	Delaware	Members: Managing Member—Aegon Community Investments 57, LLC (.01%); non-affiliate of AEGON, Bank of America, N.A. as investor member (99.99%)	Investments

Aegon LIHTC Fund 58, LLC	Delaware	Sole Member: Aegon Community Investments 58, LLC	Investments

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (74.2183%) ; Transamerica Premier Life Insurance Company (25.7817%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% Transamerica Corporation	Holding company

Aegon Market Neutral Income Fund, LLC	Delaware	AEGON USA Investment Management, LLC is the sole Member until the first investor buys in, then the entity will be managed by a 3-member Board of Managers.	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon Multi-Family Equity Fund, LLC	Delaware	Members: Transamerica Life Insurance Company (63%); Transamerica Financial Life Insurance Company (20%); Transamerica Premier Life Insurance Company (17%); Non-Member Manager—AMFETF Manager, LLC (0%)	Investments

AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON USA Asset Management Holding, LLC	Iowa	Sole Member: AUSA Holding, LLC	Holding company

AEGON USA Investment Management, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Administrative and investment services

AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

AHDF Manager I, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments

AHDF Manager II, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments

AHDF Manager III, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments

ALH Properties Eight LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	Sole Member: FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMFETF Manager, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments

AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC—100% member; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC—100% member; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC—100% member; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC—100% MEMBER; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC—100% member; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC—100% MEMBER; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC—100% member; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC—100% MEMBER; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC—100% MEMBER; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC—99% member; Cupples State LIHTC Investors, LLC—1% member; TAH Pentagon Funds, LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC—100% MEMBER; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC—100% MEMBER; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC—100% MEMBER; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC—100% member; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Sole Member: Garnet LIHTC Fund XXXV, LLC	Affordable housing

AUIM Credit Opportunities Fund, LLC	Delaware	Members: AEGON USA Invesmtent Management, LLC (98.36%); non- affiliate of AEGON (1.64%)	Investment vehicle

AUSA Holding, LLC	Maryland	Sole Member: 100% Transamerica Corporation	Holding company

AUSA Properties, Inc.	Iowa	100% AEGON USA Realty Advisors, LLC	Own, operate and manage real estate

AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services

Barfield Ranch Associates, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL-Barfield, LLC (50%)	Investments

Bay State Community Investments I, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties

Carle Place Leasehold SPE, LLC	Delaware	Sole Member: Transamerica Financial Life Insurance Company	Lease holder

Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments

Commonwealth General Corporation	Delaware	100% Transamerica Corporation	Holding company

Creditor Resources, Inc.	Michigan	100% AUSA Holding, LLC	Credit insurance

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	Sole Member: Garnet LIHTC Fund VIII, LLC	Investments

FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production

FGH Realty Credit LLC	Delaware	Sole Member: FGH USA, LLC	Real estate

FGH USA LLC	Delaware	Sole Member: RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	Sole Member: FGH USA LLC	Real estate

FGP West Street LLC	Delaware	Sole Member: FGP West Mezzanine LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Fifth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Management services

First FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate

Fourth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100% Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments

Garnet Community Investments, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments III, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments XVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XXVII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVIII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXI, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXIII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXIV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXVI, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXVII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXIX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XL, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XLIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XLVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XLVII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XLVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XLIX, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet ITC Fund XLIII, LLC	Delaware	Members: Garnet Community Investments XLIII, LLC (0%) asset manager: non-affiliate of AEGON, Solar TC Corp. (100%) investor member	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson- Pilot Life Insurance Company, a non- AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non- AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non- AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (99.99%); Transamerica Life Insurance Company (0.01%) J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non- AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non- AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non- AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	Members: 0.01% Garnet Community Investments, LLC (0.01%); Wells Fargo Bank, N.A. (49.995%); and Goldenrod Asset Management, Inc.(49.995%), both non-AEGON affiliates	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Special Situations Investing Group II, LLC, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	Sole Member—Garnet Community Investments XX, LLC	Investments

Garnet LIHTC Fund XXI, LLC	Delaware	Sole Member: Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non- affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXVII, LLC	Delaware	Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)	Investments

Garnet LIHTC Fund XXVIII, LLC	Delaware	Members: Garnet Community Investments XXVIII LLC (0.01%); non- affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)	Investments

Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non- affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments

Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non- affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable housing I, LLC (1%)	Investments

Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments

Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non- affiliate of AEGON, NorLease, Inc. (99.99%)	Investments

Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: non-AEGON affiliate, U.S. Bancorp Community Development Corporation (99.99%); Garnet Community Investments XXXIV, LLC (.01%)	Investments

Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non- affiliate of AEGON, Microsoft Corporation (99.99%)	Investments

Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as managing member; JPM Capital Corporation, a non-AEGON affiliate (99%) as investor member	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non- member manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments

Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC at 1% managing member and non-AEGON affiliate, FNBC Leasing Corporation as the 99% investor member.	Investments

Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC as a .01% member and non-AEGON affiliate, Partner Reinsurance Company of the U.S. as the 99.99% member.	Investments

Garnet LIHTC Fund XLI, LLC	Delaware

Members: Transamerica Life Insurance Company (9.990%) and Garnet Community Investments XLI, LLC (.01% managing member); non- AEGON affiliates : BBCN Bank (1.2499%), East West Bank (12.4988%), Opus Bank (12.4988%),

Standard Insurance Company (24.9975%), Mutual of Omaha (12.4988%), Pacific Western Bank (7.4993%) and Principal Life Insurance Company (18.7481%).

Investments

Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) managing member; non-affiliates of AEGON: Community Trust Bank (83.33%) investor member; Metropolitan Bank (16.66%) investor member.	Investments

Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member: ING Capital, LLC; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments

Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member: Lion Capital Delaware, Inc.; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XLVI, LLC	Delaware	Members: Garnet Community Investments XLVI, LLC (0.01%) managing member; non-affiliate of AEGON, Standard Life Insurance Company (99.99%) investor member	Investments

Garnet LIHTC Fund XLVII, LLC	Delaware	Members: Garnet Community Investments XLVII, LLC (1%) managing member; Transamerica Premire Life Insurance Company (14%) investor member; non-affiliate of AEGON: Citibank, N.A. (49%) investor member; New York Life Insurance Company (20.5%) investor member and New York Life Insurance and Annuity Corporation (15.5%) investor member.	Investments

Garnet LIHTC Fund XLVIII, LLC	Delaware	Members: Transamerica Financial Life Insurance Company (75.18%) and Garnet Community Investments XXXLVIII, LLC (.01%); non-affiliates of AEGON: U.S. Bancorp Community Development Corporation (21.04%), American Republic Insurance Company (2.84%), Bank of Hope (.93%)	Investments

Horizons Acquisition 5, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company

Horizons St. Lucie Development, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company

Imani Fe, LP	California	Partners: Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable Housing, Inc. (non-owner special limited partner); non- affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); TAH Imani Fe GP, LLC (.0033% co-general partner); Grant Housing and Economic Development Corporation (.0033% managing general partner)	Affordable housing

InterSecurities Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency

Investors Warranty of America, LLC	Iowa	Sole Member: RCC North America LLC	Leases business equipment

Ironwood Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
LCS Associates, LLC	Delaware	Sole Member: RCC North America LLC	Investments

Life Investors Alliance LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

LIHTC Fund 53, LLC	Delaware	Non-Member Manager, AEGON Community Investments 53, LLC (0%); non-affiliates of AEGON: Bank of America, National Association (98%); MUFG Union Bank, N.A. (2%)	Investments

LIHTC Fund 56, LLC	Delaware	Members: Managing Member—Aegon Community Investments 56, LLC (0%); non-affiliates of AEGON, Bank of America, National Association (90%) and MUFG Union Bank, N.A. (10%)	Investments

LIHTC Fund XLV, LLC	Delaware	Non-Member Manager: Garnet Community Investments XLV, LLC (0%)	Investments

LIHTC Fund XLIX, LLC	Delaware	Sole Member: Garnet Community Investments XLIX, LLC	Investments

LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding, LLC	Trust company

Mitigation Manager, LLC	Delaware	Sole Member: RCC North America LLC	Investments

MLIC Re I, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company

Money Services, Inc.	Delaware	100% AUSA Holding, LLC	Provides certain financial services for affiliates including, but not limited to, certain intellectual property, computer and computer- related software and hardware services, including procurement and contract services to some or all of the members of the AEGON Group in the United States and Canada.

Monumental Financial Services, Inc.	Maryland	100% Transamerica Corporation	DBA in the State of West Virginia for United Financial Services, Inc.

Monumental General Administrators, Inc.	Maryland	100% AUSA Holding, LLC	Provides management services to unaffiliated third party administrator

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Natural Resources Alternatives Portfolio I, LLC	Delaware	Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%); Managing Member: AEGON USA Realty Advisors, LLC	Investment vehicle—to invest in Natural Resources

Oncor Insurance Services, LLC	Iowa	Sole Member—Life Investors Financial Group, Inc.	Direct sales of term life insurance

Osceola Mitigation Partners, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL- MITBK, LLC (50%)	Investmetns

Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Peoples Benefit Services, LLC	Pennsylvania	Sole Member—Transamerica Life Insurance Company	Marketing non-insurance products

Pine Falls Re, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company

Placer 400 Investors, LLC	California	Members: RCC North Amerivca LLC (50%); non-affiliate of AEGON, AKT Placer 400 Investors, LLC (50%)	Investments

Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

PSL Acquisitions Operating, LLC	Iowa	Sole Member: RCC North America LLC	Owner of Core subsidiary entities

RCC North America LLC	Delaware	Sole Member: Transamerica Corporation	Real estate

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (92.%); Transamerica Financial Life Insurance Company (7.5%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (74.4% ); Transamerica Premier Life Insurance Company (25.6%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Premier Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (53.6%).	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Rock Springs Drive, LLC	Maryland	Members: RCC North America LLC (98%); non-affiliate of AEGON, Longshore Ventures, LLC (2%)	Investments

SB Frazer Owner, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Second FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate

Seventh FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% Transamerica Corporation	Dormant

St. Lucie West Development Company, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Reinsurance Company	Vermont	100% Transamerica Life Insurance Company	Captive insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TABR Realty Services, LLC	Delaware	Sole Member: AUSA Holding, LLC	Real estate investments

TAH-MCD IV, LLC	Iowa	Sole Member—Transamerica Affordable housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.

TAH Pentagon Funds, LLC	Iowa	Sole Member—Transamerica Affordable housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

TAHP Fund 1, LLC	Delaware	Sole Member—Garnet LIHTC Fund IX, LLC	Real estate investments

TAHP Fund 2, LLC	Delaware	Sole Member—Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit

TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property.

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Jay Orlandi	Delaware	100% AEGON International B.V.	Voting Trust

THH Acquisitions, LLC	Iowa	Sole Member—Transamerica Life Insurance Company	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, LLC and holder of foreclosed real estate.

TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company

TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company

TLIC Watertree Reinsurance Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company

Tradition Development Company, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company

Tradition Irrigation Company, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Irrigation company

Tradition Land Company, LLC	Iowa	Sole Member: RCC North America LLC	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Advisors Life Insurance Company	Arkansas	100% Transamerica Corporation	Insurance company

Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding, LLC	Special purpose subsidiary

Transamerica Asset Management, Inc.	Florida	Transamerica Premier Life Insurance Company owns 77%; AUSA Holding, LLC owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	Sole Member: TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding, LLC	Broker/Dealer

Transamerica Casualty Insurance Company	Iowa	100% Transamerica Corporation	Insurance company

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company

Transamerica Distribution Finance—Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding, LLC; 209 shares owned by Commonwealth General Corporation; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	88% Transamerica Corporation; 12% Transamerica Life Insurance Company	Insurance

Transamerica Fund Services, Inc.	Florida	Transamerica Premier Life Insurance Company owns 44%; AUSA Holding, LLC owns 56%	Mutual fund

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	Members: 51% Beth Lewellyn; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corporation	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Commonwealth General Corporation	Insurance and reinsurance consulting

Transamerica Investment Management, LLC	Delaware	Sole Member—AEGON USA Asset Management Holding, LLC	Investment advisor

Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions, LLC	Broker/Dealer

Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life Insurance Company	Iowa	100%—Commonwealth General Corporation	Insurance

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Commonwealth General Corporation	Life insurance

Transamerica Premier Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company

Transamerica Pyramid Properties LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Realty limited liability company

Transamerica Redwood Park, LLC	Delaware	Sole Member—Transamerica Corporation	Hold property interests in Redwood Park in California

Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.

Transamerica Retirement Advisors, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Investment advisor

Transamerica Retirement Insurance Agency, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Conduct business as an insurance agency.

Transamerica Retirement Solutions, LLC	Delaware	Sole Member: AUSA Holding, LLC	Retirement plan services.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.

Transamerica Travel and Conference Services, LLC	Iowa	Sole Member: Money Services, Inc.	Travel and conference services

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Transamerica Ventures, LLC	Delaware	Sole Member: AUSA Holding, LLC	Investments

Transamerica Ventures Fund, LLC	Delaware	100% AUSA Holding, LLC	Investments

United Financial Services, Inc.	Maryland	100% Transamerica Corporation	General agency

Universal Benefits, LLC	Iowa	Sole Member: AUSA Holding, LLC	Third party administrator

US PENG, INC.	Delaware	Sole Member: AEGON Levensverzekering N.V.	Energy investment strategy

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	Sole Member: World Financial Group, Inc.	Marketing

WFG Reinsurance Limited	Hawaii	51% owned by World Financial Group, Inc.; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing

World Financial Group Holding Company of Canada Inc.	Canada	100% Commonwealth General Corporation	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non- AEGON affiliate (51%)	Real estate investments

Zahorik Company, Inc.	California	100% AUSA Holding, LLC	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (33.06%); Transamerica Premier Life Insurance Company (36.40%); Transamerica Financial Life Insurance Company (18.13%); Transamerica Pacific Insurance Company, Ltd. (12.41%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 32. Number of Contractowners

Subaccount	Number of Contractowners as of March 31, 2019
Short Horizon	165
Intermediate Horizon	216
Intermediate/Long Horizon	249

Item 33.	Indemnification

Any person made a party to any action, suit, or proceeding by reason of the fact that he, his testator or intestate, is or was a director, officer, or employee of the Company or of any Company which he served as such at the request of the Company, shall be indemnified by the Company against the reasonable expenses, including attorney’s fees, actually and necessarily incurred by him in connection with the defense of such action, suit or proceeding, or in connection with appeal therein, except in relation to matters as to which it shall be adjudged in such action, suit or proceeding that such officer, Director, or employee is liable for negligence or misconduct in the performance of his duties. The Company may also reimburse to any Director, officer, or employee the reasonable costs of settlement of any such action, suit, or proceeding, if it shall be found by a majority of a committee composed of the Directors not involved in the matter in controversy (whether or not a quorum) that it was in the interest of the Company that such settlement be made and that such Director, officer or employee was not guilty of negligence or misconduct. The amount to be paid by way of indemnity shall be determined and paid, in each instance, pursuant to action of the Board of Directors, and the stockholders shall be given notice thereof in accordance with applicable provisions of law. Such right of indemnification shall not be deemed exclusive of any other rights to which such Director, officer, or employee may be entitled.

Item 34.	Business and Other Connections of Investment Advisor

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Transamerica Asset Management, Inc. (“TAM”) 1801 California Street, Suite 5200 Denver, CO 80202	Investment Adviser to Registrant

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Marijn P. Smit	Director/Chairman of the Board, President and Chief Executive Officer

Christopher A. Staples	Director/Senior Vice President and Chief Investment Officer, Advisory Services

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Thomas R. Wald	Chief Investment Officer

Scott M. Lenhart	Chief Compliance Officer and Anti-Money Laundering Officer

Rhonda A. Mills	Assistant General Counsel and Assistant Secretary

Vincent J. Toner	Vice President and Treasurer

Blake Boettcher	Tax Manager

Peter Sattelmair	Assistant Treasurer

Item 35.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, TFLIC Pooled Account No. 44, Transamerica Variable Funds, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account and Separate Account VL E. This account is a separate account of Transamerica Premier Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., and Transamerica Asset Allocation Variable Funds.

(b)   Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Brian Beitzel	(2)	Director, Treasurer and Chief Financial Officer

Joe Boan	(1)	Director and Vice President

David R. Paulsen	(3)	Director, Chief Executive Officer, President and Chairman of the Board

Doug Hellerman	(3)	Chief Compliance Officer

Gregory E. Miller-Breetz	(1)	Secretary

Vincent J. Toner	(3)	Vice President

Alison Ryan	(3)	Assistant Secretary

(1)	100 Light Street, Floor B1, Baltimore, MD 21202
(2)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(3)	1801 California Street, Suite 5200, Denver, CO 80202

(c)   Refer to Prospectus, “Charges” and Part B, Statement of Additional Information, “Sale of Contracts/Principal Underwriter” for information regarding compensation.

Item 36.	Location of Accounts and Records

Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are primarily maintained by (a) Transamerica Financial Life Insurance Company, in whole or in part, at its principal offices at 440 Mamaroneck Avenue, Harrison, NY 10528, (b) by State Street Bank & Trust Company, in whole or in part, at its principal offices at 200 Clarendon Street, Boston, MA 02116, and (c) by Transamerica Asset Management, Inc., in whole or in part, at its principal offices at 1801 California Street, Suite 5200, Denver, CO 80202.

Item 37.	Management Services

Not applicable.

Item 38.	Undertakings

(a) Registrant hereby undertakes to file post-effective amendments to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the group variable annuity contract may be accepted;

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-3 to be signed on its behalf, by the undersigned thereunto duly authorized, in the County of Westchester and the State of New York, on this 30th day of April, 2019.

TRANSAMERICA ASSET ALLOCATION
VARIABLE FUNDS
(Registrant)

By: *
Marijn P. Smit
President and Chief Executive Officer

TRANSAMERICA FINANCIAL LIFE
INSURANCE COMPANY
(Insurance Company)

By: *
Blake S. Bostwick
Director and President

Pursuant to the requirement of the Securities Act of 1933 this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on April 30, 2019.

Signatures	Title

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS:

* Marijn P. Smit	Chairman of the Board, President and Chief Executive Officer

* Sandra N. Bane	Managing Board Member

* Leo J. Hill	Managing Board Member

* David W. Jennings	Managing Board Member

* Fredric A. Nelson, III	Managing Board Member

* John E. Pelletier	Managing Board Member

* Patricia L. Sawyer	Managing Board Member

* John W. Waechter	Managing Board Member

* Alan F. Warrick	Managing Board Member

* Vincent J. Toner	Treasurer and Vice President (Principal Financial Officer)

*By:	/S/ ALISON RYAN
Alison Ryan
Attorney-in-Fact pursuant to Powers of Attorney filed herewith.

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY:

* Blake S. Bostwick	Director and President

* Jay Orlandi	Director, Secretary, Executive Vice President and General Counsel

* C. Michiel van Katwijk	Director, Treasurer, Chief Financial Officer and Executive Vice President

* David Schulz	Director, Chief Tax Officer and Senior Vice President

* Wendy E. Cooper	Director

* Anne C. Kronenberg	Director

* June Yuson	Director

* Eric Martin	Controller, Senior Vice President and Assistant Treasurer

*By:	/S/ ALISON RYAN	Assistant Secretary
Alison Ryan
Attorney-in-Fact pursuant to Powers of Attorney filed herewith.

EXHIBIT INDEX

Exhibit No.	Description of Index

13	Consents of Independent Registered Public Accounting Firms

17	Powers of Attorney